                                                              File Nos. 33-71054
                                                                        811-8114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
                         Post-Effective Amendment No. 12

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 27

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

            It is proposed that this filing will become effective:

            _____ immediately upon filing pursuant to Paragraph (b) of Rule 485
            __X__ on May 1, 2000 pursuant to Paragraph (b) of Rule 485
            _____ 60 days after filing pursuant to Paragraph (a) (1) of Rule 485
            _____ on (date) pursuant to Paragraph (a) (1) of Rule 485
            _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.               CAPTION IN PROSPECTUS
-----------------               ---------------------

1..........................Cover Page

2..........................Special Terms

3..........................Prospectus A: Summary of Contract Features; Summary
                           of Fees and Expenses
 ...........................Prospectus B: Summary of Policy Features; Summary of
                           Fees and Expenses

4..........................Condensed Financial Information;  Performance
                           Information

5..........................Description of the Companies, the Variable Accounts,
                           and the Underlying Investment Companies

6..........................Charges and Deductions

7..........................Description of the Contract

8..........................Electing the Form of Annuity and the Annuity Date;
                           Description of Variable Annuity Payout Options; Annuity Benefit Payments

9..........................Death Benefit

10.........................Payments;  Computation of Values

11.........................Surrender; Withdrawals; Charge for  Surrender and
                           Withdrawal; Withdrawal without Surrender Charge; Texas Optional Retirement Program

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.               CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------               ----------------------------------------------

15.........................Cover Page

16.........................Table of Contents

17.........................General Information and History

18.........................Services

19.........................Underwriters

20.........................Underwriters

21.........................Performance Information

22.........................Annuity Benefit Payments

23.........................Financial Statements

                          SEPARATE ACCOUNT VA-K
                       (DELAWARE MEDALLION I & II)

         ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
           FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

             SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000


                                   * * *


An Application for an Order of Exemption has been filed with the Securities and Exchange Commission on behalf of Allmerica Financial Life Insurance and Annuity Company, First Allmerica Financial Life Insurance Company, Separate Account VA-K and Allmerica Investments, Inc. (collectively referred to herein as the "Applicants"), to permit the Applicants to deduct a charge for an optional benefit rider in the manner set out in "G. Optional Minimum Guaranteed Annuity Payout Rider Charge," under the SUMMARY OF POLICY FEATURES, and "E. Optional Minimum Guaranteed Annuity Payout Rider Charge" under the CHARGES AND DEDUCTIONS sections of the prospectus.

While the Application for an Order of Exemption is pending, the first paragraph of "G. Optional Minimum Guaranteed Annuity Payout Rider Charge," and the first two paragraphs of "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" are hereby replaced by the following:

Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month, multiplied by 1/12th of the following annual percentage rates:



                                 * * *


SUPPLEMENT DATED MAY 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Delaware Medallion II variable annuity policies issued by Allmerica Financial Life Insurance and Annuity Company and Delaware Medallion I variable annuity policies issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company. The policy is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. Neither of these policies is currently being sold in any jurisdiction. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Information specific to Delaware Medallion I is set forth in Appendix B. Owners of these policies should review this Appendix first.


A Statement of Additional Information dated May 1, 2000 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-533-2124. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).



The Variable Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this policy invests exclusively in shares of one of the following funds.



DELAWARE GROUP PREMIUM FUND          AIM VARIABLE INSURANCE FUNDS         ALLIANCE VARIABLE PRODUCTS SERIES
DGPF Growth & Income Series          AIM V.I. Growth Fund                 FUND, INC. (CLASS B)
DGPF Devon Series                    AIM V.I. High Yield Fund             Alliance Growth Portfolio
DGPF Growth Opportunities Series     AIM V.I. International Equity Fund   Alliance Growth and Income Portfolio
DGPF U.S. Growth Series              AIM V.I. Value Fund                  Alliance Premier Growth Portfolio
DGPF Select Growth Series                                                 Alliance Technology Portfolio
DGPF Social Awareness Series         THE ALGER AMERICAN FUND
DGPF REIT Series                     Alger American Leveraged AllCap      FRANKLIN TEMPLETON VARIABLE
DGPF Small Cap Value Series          Portfolio                            INSURANCE PRODUCTS TRUST (CLASS 2)
DGPF Trend Series                    Alger American MidCap Growth         Franklin Small Cap Fund
DGPF International Equity Series     Portfolio                            Mutual Shares Securities Fund
DGPF Emerging Markets Series         Alger American Small Capitalization  Templeton Growth Securities Fund
DGPF Balanced Series                 Portfolio                            Templeton International Securities Fund
DGPF Convertible Securities Series
DGPF High Yield Series                                                    PIONEER VARIABLE CONTRACTS
DGPF Capital Reserves Series                                              TRUST (CLASS II)
DGPF Strategic Income Series DGPF                                         Pioneer Emerging Markets VCT
Cash Reserve Series                                                       Portfolio
DGPF Global Bond Series                                                   Pioneer Mid-Cap Value VCT Portfolio



The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.


THIS ANNUITY IS NOT A BANK DEPOSITOR OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                               DATED MAY 1, 2000

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF POLICY FEATURES..................................        14
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        18
INVESTMENT OBJECTIVES AND POLICIES..........................        20
PERFORMANCE INFORMATION.....................................        24
CHARGES AND DEDUCTIONS......................................        26
  A.   Surrender Charge.....................................        26
  B.   Premium Taxes........................................        29
  C.   Policy Fee...........................................        29
  D.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        29
  E.   Annual Charges Against Separate Account Assets.......        29
THE VARIABLE ANNUITY POLICIES...............................        31
  A.   Purchase Payments....................................        31
  B.   Transfer Privilege...................................        32
  C.   Surrender............................................        33
  D.   Partial Redemption...................................        33
  E.   Death Benefit........................................        34
  F.   The Spouse of the Owner as Beneficiary...............        35
  G.   Assignment...........................................        35
  H.   Electing the Form of Annuity and the Annuity Date....        36
  I.   Description of Variable Annuity Options..............        37
  J.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        38
  K.   NORRIS Decision......................................        40
  L.   Computation of Policy Values and Annuity Benefit
    Payments................................................        40
        Determination of the First Variable Annuity Benefit
        Payment.............................................        40
        The Annuity Unit....................................        41
        Determination of the Number of Annuity Units........        41
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        41
FEDERAL TAX CONSIDERATIONS..................................        42
  A.   General..............................................        42
        The Company.........................................        42
        Diversification Requirements........................        42
        Investor Control....................................        42
  B.   Qualified and Non-Qualified Policies.................        43
  C.   Taxation of the Policies in General..................        43
        Withdrawals Prior to Annuitization..................        43
        Annuity Payouts After Annuitization.................        43
        Penalty on Distribution.............................        43
        Assignments or Transfers............................        44
        Nonnatural Owners...................................        44
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        44
  D.   Tax Withholding......................................        44
  E.   Provisions Applicable to Qualified Employer Plans....        45
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        45
        Individual Retirement Annuities.....................        45
        Tax-Sheltered Annuities.............................        45
        Texas Optional Retirement Program...................        46
LOANS (QUALIFIED POLICIES ONLY).............................        46

STATEMENTS AND REPORTS......................................        46
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        46
VOTING RIGHTS...............................................        48
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        48
LEGAL MATTERS...............................................        48
FURTHER INFORMATION.........................................        48
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT....       A-1
APPENDIX B -- INFORMATION APPLICABLE ONLY TO OWNERS OF
 DELAWARE MEDALLION I ALLMERICA FINANCIAL LIFE INSURANCE AND
 ANNUITY COMPANY (Policy Form A3019-92) FIRST ALLMERICA
 FINANCIAL LIFE INSURANCE COMPANY (Policy Form
 A3019-94GRC)...............................................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION...............       C-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         8
  PERFORMANCE INFORMATION...................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for all Delaware Medallion II policies (Form No. 3022-93) and for all Delaware Medallion I policies (Form No. 3019-92) except for Delaware Medallion I policies issued in New York on Form No. 301994 GRC on and after April 1, 1994. With regard to New York policies issued on and after April 1, 1994, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.

FIXED ANNUITY PAYOUT: an annuity payout providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

OWNER (YOU): the Owner of a Policy who may exercise all rights under the Policy, subject to the consent of any irrevocable beneficiary. After the Annuity Date, the Annuitant will be the Owner.

SEPARATE ACCOUNT: Separate Account VA-K of the Company, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.


SUB-ACCOUNT: a subdivision of Separate Account VA-K investing exclusively in the shares of a corresponding investment portfolio of Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") and Pioneer Variable Contracts Trust ("Pioneer VCT").


SURRENDER VALUE: the Accumulated Value of the Policy minus any Policy fee, rider charge and/or surrender charge that may apply upon surrender.


UNDERLYING FUNDS (FUNDS): an investment portfolio of DGPF, AVIF, Alger, Alliance, FT VIP and Pioneer VCT in which a Sub-Account invests.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY PAYOUT: an annuity payout providing for payments varying in amount in accordance with the investment experience of certain Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES



There are certain fees and expenses that you will bear under the Delaware Medallion I and II Policies. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Policy, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "B. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                  YEARS FROM
                                                                DATE OF PAYMENT    CHARGE
1. POLICY CHARGES:                                              ---------------    ------
SURRENDER CHARGE:*                                                    0-3           7.0%
  This charge may be assessed upon surrender, withdrawal or            4            6.0%
  annuitization under any commutable period certain option             5            5.0%
  or a noncommutable period certain option of less than ten            6            4.0%
  years. The charge is a percentage of payments applied to             7            3.0%
  the amount surrendered (in excess of any amount that is         More than 7        0%
  free of surrender charge) within the indicated time
  period.

TRANSFER CHARGE:                                                                    None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Policy year will not be subject to a transfer charge. For
  each subsequent transfer, the Company reserves the right
  to assess a charge, guaranteed never to exceed $25, to
  reimburse the Company for the costs of processing the
  transfer.

ANNUAL POLICY FEE:                                                                  $30
  The fee is deducted annually and upon surrender prior to
  the Annuity Date when Accumulated Value is $50,000 or
  less. The fee is waived for Policies issued to and
  maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of the
  Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.15%
      with a fifteen-year waiting period:

2. ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                               1.25%
  Administrative Expense Charge:                                                   0.15%
                                                                                   ------
  Total Annual Expenses:                                                           1.40%



*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Policies when (1) Policies are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "A. Surrender Charge" under CHARGES AND DEDUCTIONS.

3. ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.



                                                                                                  TOTAL FUND
                                                                                                   EXPENSES
                                             MANAGEMENT FEE                  OTHER EXPENSES       (AFTER ANY
                                               (AFTER ANY                      (AFTER ANY          WAIVERS/
FUND                                       VOLUNTARY WAIVERS)   12B-1 FEES   REIMBURSEMENTS)    REIMBURSEMENTS)
----                                       ------------------   ----------   ---------------   -----------------
DGPF Growth & Income Series..............        0.60%            --               0.11%       0.71%(2)
DGPF Devon Series........................        0.65%            --               0.12%       0.77%(2)
DGPF Growth Opportunities Series.........        0.75%            --               0.07%       0.82%(2)
DGPF U.S. Growth Series*.................        0.61%            --               0.14%       0.75%(1)(2)
DGPF Select Growth Series................        0.74%            --               0.06%       0.80%(1)(2)
DGPF Social Awareness Series.............        0.70%            --               0.15%       0.85%(1)(2)
DGPF REIT Series.........................        0.64%            --               0.21%       0.85%(1)(2)
DGPF Small Cap Value Series..............        0.75%            --               0.10%       0.85%(2)
DGPF Trend Series........................        0.75%            --               0.07%       0.82%(2)
DGPF International Equity Series.........        0.83%            --               0.12%       0.95%(1)(2)
DGPF Emerging Markets Series.............        1.19%            --               0.28%       1.47%(1)(2)
DGPF Balanced Series.....................        0.65%            --               0.11%       0.76%(2)
DGPF Convertible Securities Series.......        0.75%            --               0.08%       0.83%(2)
DGPF High Yield Series...................        0.65%            --               0.09%       0.74%(2)
DGPF Capital Reserves Series.............        0.50%            --               0.26%       0.76%(2)
DGPF Strategic Income Series.............        0.65%            --               0.15%       0.80%(2)
DGPF Cash Reserve Series.................        0.45%            --               0.10%       0.55%(2)
DGPF Global Bond Series..................        0.75%            --               0.10%       0.85%(2)
AIM V.I. Growth Fund.....................        0.63%            --               0.10%       0.73%
AIM V.I. High Yield Fund.................        0.63%            --               0.51%       1.14%(3)
AIM V.I. International Equity Fund.......        0.75%            --               0.22%       0.97%
AIM V.I. Value Fund......................        0.61%            --               0.15%       0.76%
Alger American Leveraged AllCap
 Portfolio...............................        0.85%            --               0.08%(4)    0.93%
Alger American MidCap Growth Portfolio...        0.80%            --               0.05%       0.85%
Alger American Small Capitalization
 Portfolio...............................        0.85%            --               0.05%       0.90%
Alliance Growth Portfolio (Class B)......        0.75%             0.25%           0.12%       1.12%
Alliance Growth and Income Portfolio
 (Class B)...............................        0.63%             0.25%           0.09%       0.97%
Alliance Premier Growth Portfolio
 (Class B)...............................        1.00%             0.25%           0.04%       1.29%
Alliance Technology Portfolio
 (Class B)...............................        1.00%             0.25%           0.27%       1.52%(5)
Franklin Small Cap Fund (Class 2)........        0.55%             0.25%           0.27%       1.07%(6)(7)
Mutual Shares Securities Fund
 (Class 2)...............................        0.60%             0.25%           0.19%       1.04%(6)(8)
Templeton Growth Securities Fund
 (Class 2)...............................        0.83%(9)          0.25%           0.05%       1.13%(6)(10)
Templeton International Securities Fund
 (Class 2)...............................        0.69%             0.25%           0.19%       1.13%(6)(11)
Pioneer Emerging Markets VCT Portfolio**
 (Class II)..............................        0.00%             0.25%           1.88%       2.13%(12)
Pioneer Mid-Cap Value VCT Portfolio**
 (Class II)..............................        0.65%             0.25%           0.11%       1.01%



*The DGPF U.S. Growth Series commenced operations on November 15, 1999. Expenses shown are based on annualized amounts.



**Class II shares of the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are estimated and annualized.



(1)For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.81% for DGPF Select Growth

Series, 0.90% for DGPF Social Awareness Series, 0.96% for DGPF REIT Series, 1.53% for DGPF Emerging Markets Series, 0.97% for DGPF International Equity Series and 0.79% for DGPF U.S. Growth Series.



(2)The investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series (formerly known as "DelCap Series"), DGPF U.S. Growth Series, DGPF Select Growth Series (formerly known as "Aggressive Growth Series"), DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Balanced Series (formerly known as "Delaware Balanced Series"), DGPF Convertible Securities Series, DGPF High Yield Series (formerly known as "Delchester Series"), DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through October 31, 2000, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 1.50% for the DGPF Emerging Markets Series; 0.95% for the DGPF International Equity Series; 0.85% for DGPF Growth Opportunities Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Convertible Securities Series and DGPF Global Bond Series, 0.75% for DGPF U.S. Growth Series, and 0.80% for all other Series. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds.



(3)Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses would have been 0.63%, 0.79% and 1.42%, respectively.



(4)Included in "Other Expenses" of the Alger American Leveraged AllCap Portfolio is 0.01% of interest expense.



(5)From time to time, the Alliance Technology Portfolio's investment adviser, in its own discretion, may voluntarily waive all or part of its fees and/or voluntarily assume certain portfolio expenses. An expense cap of 1.20% which was in effect during 1999, is no longer in effect as of May 1, 2000. Therefore, the expenses shown in the above table have been restated to reflect current fees without the cap.



(6)The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



(7)On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/28/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated to be the same.



(8)On 2/8/00, a merger and reorganization was approved that combined the assets of the Mutual Shares Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.



(9)The fund administration fee is paid indirectly through the management fee.



(10)On 2/8/00, a merger and reorganization was approved that combined the assets of the Templeton Growth Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, 12b-1 Fees 0.25%, Other Expenses 0.05%, and Total Fund Expenses 1.10%.

(11)On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 0.65%, 12b-1 Fees 0.25%, Other Expenses 0.20%, and Total Fund Expenses 1.10%.



(12)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. As of May 1, 2000, Pioneer Investment Management, Inc. has agreed voluntarily to limit its management fee and, if necessary, to limit other operating expenses of Class I shares to 1.75% of the Pioneer Emerging Markets VCT Portfolio's average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. This agreement is voluntary and temporary and may be revised or terminated at any time.



The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.



EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by the rules of the Securities and Exchange Commission ("SEC"), the Policy fee has been reflected in the examples by a method intended to show the "average" impact of the Policy fee on an investment in the Separate Account. The total Policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.03%, and the amount of the Policy fee is assumed to be $0.30 in the examples. The Policy fee is deducted only when the Accumulated Value is $50,000 or less. Lower charges apply to Policies issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Fund differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OF LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any commutable fixed period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Growth & Income Series................................    $ 87       $136       $165       $247
DGPF Devon Series..........................................    $ 87       $137       $168       $253
DGPF Growth Opportunities Series...........................    $ 88       $139       $170       $258
DGPF U.S. Growth Series....................................    $ 87       $137       $167       $251
DGPF Select Growth Series..................................    $ 87       $138       $169       $256
DGPF Social Awareness Series...............................    $ 88       $140       $172       $262
DGPF REIT Series...........................................    $ 88       $140       $172       $262
DGPF Small Cap Value Series................................    $ 88       $140       $172       $262
DGPF Trend Series..........................................    $ 88       $139       $170       $258
DGPF International Equity Series...........................    $ 89       $142       $177       $272
DGPF Emerging Markets Series...............................    $ 94       $157       $203       $322
DGPF Balanced Series.......................................    $ 87       $137       $167       $252
DGPF Convertible Securities Series.........................    $ 88       $139       $171       $260
DGPF High Yield Series.....................................    $ 87       $136       $166       $250
DGPF Capital Reserves Series...............................    $ 87       $137       $167       $252
DGPF Strategic Income Series...............................    $ 87       $138       $169       $256
DGPF Cash Reserve Series...................................    $ 85       $131       $157       $231
DGPF Global Bond Series....................................    $ 88       $140       $172       $262
AIM V.I. Growth Fund.......................................    $ 87       $136       $166       $249
AIM V.I. High Yield Fund...................................    $ 91       $148       $187       $290
AIM V.I. International Equity Fund.........................    $ 89       $143       $178       $274
AIM V.I. Value Fund........................................    $ 87       $137       $167       $252
Alger American Leveraged AllCap Portfolio..................    $ 89       $142       $176       $270
Alger American MidCap Growth Portfolio.....................    $ 88       $140       $172       $262
Alger American Small Capitalization Portfolio..............    $ 88       $141       $175       $267
Alliance Growth Portfolio..................................    $ 90       $147       $186       $289
Alliance Growth and Income Portfolio.......................    $ 89       $143       $178       $274
Alliance Premier Growth Portfolio..........................    $ 92       $152       $194       $305
Alliance Technology Portfolio..............................    $ 94       $158       $205       $327
Franklin Small Cap Fund....................................    $ 90       $146       $183       $284
Mutual Shares Securities Fund..............................    $ 90       $145       $182       $281
Templeton Growth Securities Fund...........................    $ 90       $147       $186       $290
Templeton International Securities Fund....................    $ 90       $147       $186       $290
Pioneer Emerging Markets VCT Portfolio.....................    $100       $175       $233       $383
Pioneer Mid-Cap Value VCT Portfolio........................    $ 89       $144       $180       $278

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any commutable fixed period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Growth & Income Series................................    $ 89       $143       $178       $273
DGPF Devon Series..........................................    $ 89       $144       $181       $279
DGPF Growth Opportunities Series...........................    $ 90       $146       $183       $284
DGPF U.S. Growth Series....................................    $ 89       $144       $180       $277
DGPF Select Growth Series..................................    $ 90       $145       $182       $282
DGPF Social Awareness Series...............................    $ 90       $147       $185       $287
DGPF REIT Series...........................................    $ 90       $147       $185       $287
DGPF Small Cap Value Series................................    $ 90       $147       $185       $287
DGPF Trend Series..........................................    $ 90       $146       $183       $284
DGPF International Equity Series...........................    $ 91       $149       $190       $296
DGPF Emerging Markets Series...............................    $ 96       $164       $214       $346
DGPF Balanced Series.......................................    $ 89       $144       $180       $278
DGPF Convertible Securities Series.........................    $ 90       $146       $184       $285
DGPF High Yield Series.....................................    $ 89       $143       $179       $276
DGPF Capital Reserves Series...............................    $ 89       $144       $180       $278
DGPF Strategic Income Series...............................    $ 90       $145       $182       $282
DGPF Cash Reserve Series...................................    $ 87       $138       $169       $256
DGPF Global Bond Series....................................    $ 90       $147       $185       $287
AIM V.I. Growth Fund.......................................    $ 89       $143       $179       $275
AIM V.I. High Yield Fund...................................    $ 93       $155       $199       $315
AIM V.I. International Equity Fund.........................    $ 91       $150       $191       $298
AIM V.I. Value Fund........................................    $ 89       $144       $180       $278
Alger American Leveraged AllCap Portfolio..................    $ 91       $149       $189       $294
Alger American MidCap Growth Portfolio.....................    $ 90       $147       $185       $287
Alger American Small Capitalization Portfolio..............    $ 91       $148       $187       $291
Alliance Growth Portfolio..................................    $ 93       $154       $198       $313
Alliance Growth and Income Portfolio.......................    $ 91       $150       $191       $298
Alliance Premier Growth Portfolio..........................    $ 94       $159       $206       $329
Alliance Technology Portfolio..............................    $ 96       $165       $217       $350
Franklin Small Cap Fund....................................    $ 92       $153       $195       $308
Mutual Shares Securities Fund..............................    $ 92       $152       $194       $305
Templeton Growth Securities Fund...........................    $ 93       $154       $198       $314
Templeton International Securities Fund....................    $ 93       $154       $198       $314
Pioneer Emerging Markets VCT Portfolio.....................    $102       $182       $244       $404
Pioneer Mid-Cap Value VCT Portfolio........................    $ 92       $151       $192       $302

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Policy, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and no Rider:**



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Growth & Income Series................................    $22        $ 67       $115       $247
DGPF Devon Series..........................................    $22        $ 69       $118       $253
DGPF Growth Opportunities Series...........................    $23        $ 70       $120       $258
DGPF U.S. Growth Series....................................    $22        $ 68       $117       $251
DGPF Select Growth Series..................................    $23        $ 70       $119       $256
DGPF Social Awareness Series...............................    $23        $ 71       $122       $262
DGPF REIT Series...........................................    $23        $ 71       $122       $262
DGPF Small Cap Value Series................................    $23        $ 71       $122       $262
DGPF Trend Series..........................................    $23        $ 70       $120       $258
DGPF International Equity Series...........................    $24        $ 74       $127       $272
DGPF Emerging Markets Series...............................    $29        $ 90       $153       $322
DGPF Balanced Series.......................................    $22        $ 69       $117       $252
DGPF Convertible Securities Series.........................    $23        $ 71       $121       $260
DGPF High Yield Series.....................................    $22        $ 68       $116       $250
DGPF Capital Reserves Series...............................    $22        $ 69       $117       $252
DGPF Strategic Income Series...............................    $23        $ 70       $119       $256
DGPF Cash Reserve Series...................................    $20        $ 62       $107       $231
DGPF Global Bond Series....................................    $23        $ 71       $122       $262
AIM V.I. Growth Fund.......................................    $22        $ 68       $116       $249
AIM V.I. High Yield Fund...................................    $26        $ 80       $137       $290
AIM V.I. International Equity Fund.........................    $24        $ 75       $128       $274
AIM V.I. Value Fund........................................    $22        $ 69       $117       $252
Alger American Leveraged AllCap Portfolio..................    $24        $ 74       $126       $270
Alger American MidCap Growth Portfolio.....................    $23        $ 71       $122       $262
Alger American Small Capitalization Portfolio..............    $24        $ 73       $125       $267
Alliance Growth Portfolio..................................    $26        $ 79       $136       $289
Alliance Growth and Income Portfolio.......................    $24        $ 75       $128       $274
Alliance Premier Growth Portfolio..........................    $28        $ 84       $144       $305
Alliance Technology Portfolio..............................    $30        $ 91       $155       $327
Franklin Small Cap Fund....................................    $25        $ 78       $133       $284
Mutual Shares Securities Fund..............................    $25        $ 77       $132       $281
Templeton Growth Securities Fund...........................    $26        $ 80       $136       $290
Templeton International Securities Fund....................    $26        $ 80       $136       $290
Pioneer Emerging Markets VCT Portfolio.....................    $36        $109       $185       $383
Pioneer Mid-Cap Value VCT Portfolio........................    $25        $ 76       $130       $278

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Policy, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Growth & Income Series................................    $24        $ 75       $128       $273
DGPF Devon Series..........................................    $25        $ 76       $131       $279
DGPF Growth Opportunities Series...........................    $25        $ 78       $133       $284
DGPF U.S. Growth Series....................................    $25        $ 76       $130       $277
DGPF Select Growth Series..................................    $25        $ 77       $132       $282
DGPF Social Awareness Series...............................    $26        $ 79       $135       $287
DGPF REIT Series...........................................    $26        $ 79       $135       $287
DGPF Small Cap Value Series................................    $26        $ 79       $135       $287
DGPF Trend Series..........................................    $25        $ 78       $133       $284
DGPF International Equity Series...........................    $27        $ 82       $140       $296
DGPF Emerging Markets Series...............................    $32        $ 97       $165       $346
DGPF Balanced Series.......................................    $25        $ 76       $130       $278
DGPF Convertible Securities Series.........................    $25        $ 78       $134       $285
DGPF High Yield Series.....................................    $25        $ 75       $129       $276
DGPF Capital Reserves Series...............................    $25        $ 76       $130       $278
DGPF Strategic Income Series...............................    $25        $ 77       $132       $282
DGPF Cash Reserve Series...................................    $23        $ 70       $119       $256
DGPF Global Bond Series....................................    $26        $ 79       $135       $287
AIM V.I. Growth Fund.......................................    $24        $ 75       $129       $275
AIM V.I. High Yield Fund...................................    $29        $ 87       $149       $315
AIM V.I. International Equity Fund.........................    $27        $ 82       $141       $298
AIM V.I. Value Fund........................................    $25        $ 76       $130       $278
Alger American Leveraged AllCap Portfolio..................    $26        $ 81       $139       $294
Alger American MidCap Growth Portfolio.....................    $26        $ 79       $135       $287
Alger American Small Capitalization Portfolio..............    $26        $ 80       $137       $291
Alliance Growth Portfolio..................................    $28        $ 87       $148       $313
Alliance Growth and Income Portfolio.......................    $27        $ 82       $141       $298
Alliance Premier Growth Portfolio..........................    $30        $ 92       $156       $329
Alliance Technology Portfolio..............................    $32        $ 99       $167       $350
Franklin Small Cap Fund....................................    $28        $ 85       $145       $308
Mutual Shares Securities Fund..............................    $28        $ 84       $144       $305
Templeton Growth Securities Fund...........................    $28        $ 87       $148       $314
Templeton International Securities Fund....................    $28        $ 87       $148       $314
Pioneer Emerging Markets VCT Portfolio.....................    $38        $116       $196       $404
Pioneer Mid-Cap Value VCT Portfolio........................    $27        $ 84       $142       $302



*The Policy fee is not deducted after annuitization. No surrender charge is assessed at the time of annuitization if you elect a life contingency option or a noncommutable period certain option of ten years or more.



**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Policy.

                           SUMMARY OF POLICY FEATURES


INVESTMENT OPTIONS. During the life of the Policy, purchase payments may be allocated among a total of seventeen of the available 35 Sub-Accounts in addition to the DGPF Cash Reserve Series and, where offered, a fixed interest account ("General Account") of the Company.



The variable Sub-Accounts are subdivisions of Separate Account VA-K ("Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve the supervision of the management or investment practices or policies of the Separate Account by the SEC. For information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.



INVESTMENT IN THE SUB-ACCOUNTS. Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment portfolio ("Underlying Fund") of Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") and Pioneer Variable Contracts Trust ("Pioneer VCT"). Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables the Owner to allocate money among the Funds to meet his/her particular investment needs. There can be no assurance that the investment objectives of an Underlying Fund can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES. The accompanying prospectuses of the Funds describes the investment objectives and risks of each of the Underlying Funds.


The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account


TRANSFERS AMONG INVESTMENT OPTIONS. Prior to the Annuity Date and subject to the 17-fund limitation discussed above, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account as described under "B. Transfer Privilege" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging) which gradually moves money to one or more of the Underlying Funds and Automatic Account Rebalancing which ensures that assets remain allocated according to your designated percentage allocation mix are also available at no additional charge.



ANNUITY PAYMENTS. The owner of a Policy ("Owner") may select variable annuity benefit payments based on the investment performance of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.



In addition, an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this

Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value on the Policy Anniversary that the M-GAP Benefit Base is being determined; or



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.



For more details see "J. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.


CANCELLATION RIGHTS. An individual purchasing a Policy ("IRA") may cancel it within ten days of receipt. In certain states an Owner may have special cancellation rights. For more information about cancellation rights, see RIGHT TO CANCEL OR SURRENDER.

PAYMENT MINIMUMS AND MAXIMUMS. Purchase payments are not limited as to frequency and number, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan, or a payroll deduction plan, each purchase payment must be at least $50. In cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, however, the Company may issue a Policy on the employee if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS. For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

A.  SURRENDER CHARGES

No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for seven full years.

B.  ANNUAL POLICY FEE


The Company will deduct a Policy fee equal to $30 from the Accumulated Value on the Policy anniversary, and upon full surrender of the Policy if the Accumulated Value on those dates is $50,000 or less. The Policy fee is waived for policies issued to a trustee of a 401(k) plan.


C.  PREMIUM TAXES

A deduction for state and local premium taxes, if any, may be made as described under "B. Premium Taxes." Premium taxes may range from 0 to 3.5%.

D.  SEPARATE ACCOUNT ASSET CHARGES

The Company will deduct on a daily basis, an annual charge equal to 1.25% of the average daily net assets of each Sub-Account. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts on a daily basis, an annual charge of 0.15% of the average daily net assets in the Sub-Accounts.

E.  TRANSFER CHARGE


The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge in that Policy year.



F.  CHARGES OF THE UNDERLYING FUNDS



In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in "Other Charges" and in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.


G.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE


Subject to state availability, the Owner may elect the following optional Rider. If you elect the Rider, a separate monthly charge is deducted from the Accumulated Value at the end of each month within which the Rider has been in effect. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month and, if applicable, on the date the Rider is terminated by 1/12th of the following annual percentage rates:


Minimum Guaranteed Annuity Payout Rider with a ten-year
  waiting period................................................................  0.25%
Minimum Guaranteed Annuity Payout Rider with a fifteen-year
  waiting period................................................................  0.15%

For a description of this Rider, see "D. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "J. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.

SURRENDER OR PARTIAL REDEMPTION. At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value or or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "C. Surrender" and "D. Partial Redemption" under THE VARIABLE ANNUITY POLICIES, "A. Surrender Charge" under CHARGES AND DEDUCTIONS and FEDERAL TAX CONSIDERATIONS.


DEATH BENEFIT. If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "E. Death Benefit" under THE VARIABLE ANNUITY POLICIES.


SALES OF POLICIES. The Policies were originally sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies were also sold by certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable a annuity policies. See "Sales Expense." These policies are no longer being issued.

             DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND
                      THE UNDERLYING INVESTMENT COMPANIES



THE COMPANY. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999 the Company had over $17 billion in assets and over $26 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1998, First Allmerica and its subsidiaries (including the Company) had over $25 billion in combined assets and over $43 billion in life insurance in force.


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE SEPARATE ACCOUNT. Separate Account VA-K (the "Separate Account") is a separate investment account of the Company. The assets used to fund the variable portions of the Policies are set aside in the Sub-Accounts of the Separate Account, and are kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account without regard to other income, capital gains, or capital losses of the Company. Obligations under the Policies are obligations of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.



The Board of Directors of the Company authorized the Separate Account on November 1, 1990. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC. The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.


THE COMPANY OFFERS OTHER VARIABLE ANNUITY CONTRACTS INVESTING IN THE SEPARATE ACCOUNT WHICH ARE NOT DISCUSSED IN THIS PROSPECTUS. THE SEPARATE ACCOUNT ALSO INVESTS IN OTHER UNDERLYING FUNDS WHICH ARE NOT AVAILABLE TO THE POLICIES DESCRIBED IN THIS PROSPECTUS.


THE UNDERLYING INVESTMENT COMPANIES



DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of DGPF or its separate investment series. DGPF was established to serve as an investment medium for separate accounts supporting variable insurance policies. DGPF currently has 18 investment portfolios, each issuing a series of shares ("Series"): DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U.S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap

Value Series, DGPF Trend Series, DGPF International Equity Series, DGPF Emerging Markets Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, DGPF Cash Reserve Series, and DGPF Global Bond Series. The assets of each
Series are held separate from the assets of the other Series. Each
Series operates as a separate investment vehicle, and the income or losses of one have no effect on the investment performance of another Series. Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies.



The investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U.S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF Small Cap Value Series, DGPF REIT Series, DGPF Trend Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust. ("Delaware Management"). The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International").



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company registered with the SEC under the 1940 Act, was organized as a Maryland corporation on January 22, 1993 and changed to a Delaware business trust on May 1, 2000. The investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, and AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.



THE ALGER AMERICAN FUND. The Alger American Fund ("Alger"), is an open-end, diversified management investment company established as a Massachusetts business trust on April 6, 1988 and registered with the SEC under the 1940 Act. The investment adviser for the Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, and Alger American Small Capitalization Portfolio is Fred Alger Management, Inc.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.  Alliance Variable Products
Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Policy. Alliance Capital Management, L.P. ("Alliance Capital"), serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion (as of December 31, 1999) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the Mutual Shares Securities Fund. Templeton Global Advisors Limited is the investment adviser to the Templeton Growth Securities Fund. Templeton Investment Counsel, Inc. is the investment adviser to the Templeton International Securities Fund.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio. Pioneer also provides investment research and portfolio management services to a number of other retail mutual funds and certain institutional clients. Pioneer is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"). PGI, established in 1928, is one of America's oldest investment managers and has its principal place of business at 60 State Street, Boston, Massachusetts.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES OF THE FUNDS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of payments made under the Policy.


DELAWARE PREMIUM GROUP FUND:


DGPF GROWTH & INCOME SERIES -- seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. This Series formerly was known as Decatur Total Return Series.



DGPF DEVON SERIES -- seeks current income and capital appreciation. It seeks to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes exhibit the potential for above-average dividend increases over time.



DGPF GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. This Series formerly was known as the DelCap Series.



DGPF U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation.



DGPF SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth. This Series formerly was known as the Aggressive Growth Series.



DGPF SOCIAL AWARENESS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.



DGPF REIT SERIES -- seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objective by investing in securities of companies primarily engaged in the real estate industry.



DGPF SMALL CAP VALUE SERIES -- seeks capital appreciation by investing in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis also will be placed on securities of companies that temporarily may be out of favor or whose value is not yet recognized by the market.



DGPF TREND SERIES -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective.



DGPF INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

DGPF EMERGING MARKETS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. The Series is an international fund. As such, under normal market conditions, at least 65% of the Series' assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three countries that are considered to be emerging or developing.



DGPF BALANCED SERIES -- seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. This Series formerly was known as Delaware Balanced Series.



DGPF CONVERTIBLE SECURITIES SERIES -- seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities, including privately placed convertible securities.



DGPF HIGH YIELD SERIES -- seeks total return and, as a secondary objective, high current income. The Series invests in rated and unrated corporate bonds (including high-yield bonds commonly known as "junk bonds"), foreign bonds, U.S. government securities and commercial paper. Please read the Series' prospectus disclosure regarding the risk factors before investing in this Series. This Series formerly was known as Delchester Series.



DGPF CAPITAL RESERVES SERIES -- seeks a high, stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.



DGPF STRATEGIC INCOME SERIES -- seeks high current income and total return. It seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities market: high yield, higher-risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. The Series also may invest in U.S. equity securities.



DGPF CASH RESERVE SERIES -- a money market fund which seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments.



DGPF GLOBAL BOND SERIES -- seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that also may provide the potential for capital appreciation. At least 65% of the Series' assets will be invested in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of the operating income in at least three different countries, one of which may be the United States.



AIM VARIABLE INSURANCE FUNDS:



AIM V.I. GROWTH FUND -- seeks to provide growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.



AIM V.I. HIGH YIELD FUND -- seeks to achieve a high level of current income. The Fund seeks to meet this objective by investing at least 65% of the value of its assets in publicly traded, lower-quality debt securities, i.e., "junk bonds".



AIM V.I. INTERNATIONAL EQUITY FUND -- seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.



AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.



THE ALGER AMERICAN FUND:



ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential.



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on midsize companies with promising growth potential.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:



ALLIANCE GROWTH PORTFOLIO (CLASS B) -- seeks to provide long-term growth of capital. Current income is only an incidental consideration.



ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality.



ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks growth of capital by pursuing aggressive investment policies.



ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- seeks growth of capital and invests for capital appreciation. Current income is only an incidental consideration.



FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:



FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of small cap U.S. companies.



MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



TEMPLETON GROWTH SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in the equity securities of companies located anywhere in the world, including the U.S. and emerging markets.



TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests in the equity securities of companies located outside the U.S., including emerging markets.



PIONEER VARIABLE CONTRACTS TRUST:



PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) -- seeks long-term growth of capital. The Portfolio invests primarily in securities of issuers in countries with emerging economies or securities markets and related depositary receipts.

PIONEER MID-CAP VALUE VCT PORTFOLIO (CLASS II) -- seeks capital appreciation through a diversified portfolio of securities consisting primarily of common stocks.


There is no assurance that the investment objectives of the Underlying Funds will be met. In the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Policy value in that Sub-Account, the Company will transfer it without charge on written request by you to another Sub-Account or to the General Account, where available. The Company must receive your written request within 60 days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer.

IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

                            PERFORMANCE INFORMATION


Allmerica Financial Life Insurance and Annuity Company first offered Delaware Medallion II to the public in 1993 and Delaware Medallion I in 1992. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Policy, the Sub-Accounts and the Underlying Funds. Performance results also assume that the Policy is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B, do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the DGPF Cash Reserve Series refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Fund other than the DGPF Cash Reserve Series refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.



Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Policy fee, the charges of the Underlying Funds and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Policy fee and assume that the Policy is not surrendered at the end of the periods shown.



The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Policy.

For performance of the Delaware Medallion I policy issued by First Allmerica Financial Life Insurance Company, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                             CHARGES AND DEDUCTIONS


Deductions under the Policies and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and SAIs of the Underlying Funds.


A.  SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy Value is divided into three categories: (1) New Payments - purchase payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments - purchase payments invested in the Policy for more than seven years; and (3) the amount available under the Free Withdrawal provision. See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.


Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 20, 1993 where the Owner and Annuitant as of the date of application are both within the following class of individuals: All employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company to sell the Policies; all officers, directors, trustees and bona fide full-time employees (including former officers and directors and former employees who had been employed for at least ten years) of Delaware Management, its affiliates and subsidiaries, and of any Underlying Funds; and any spouses of the above persons or any children or other legal dependents of the above persons who are under the age of 21. Any elimination of or reduction in the amount or duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.


CHARGES FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Any Free Withdrawal Amount is deducted first as described below. Additional amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the FIFO method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:


  YEARS FROM     CHARGE AS PERCENTAGE OF
DATE OF PAYMENT  NEW PAYMENTS WITHDRAWN
---------------  -----------------------
      0-3                 7%
       4                  6%
       5                  5%
       6                  4%
       7                  3%
  More than 7             0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any, which is applied against the amount requested. For example, if the applicable charge is 7% and the Owner has requested $200, the Owner will receive $200 and the charge will be $14 (assuming no Free Withdrawal Amount, discussed below) for a total withdrawal of $214. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

In Maryland, a different surrender charge applies to monies in the General Account. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed ("Cumulative Earnings");

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date
                  coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

    Where (3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.


LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS," C. Taxation of the Policies in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value, less any tax withholding if applicable. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "C. Surrender" and "D. Partial Redemption" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).


SALES EXPENSE. The Company pays sales commissions, not to exceed 7.0% of purchase payments, to entities which sell the Policies. To the extent permitted by NASD rules, expense reimbursement allowances and additional payments for other services not directly related to the sale of the Policies, including the recruitment and training of personnel, production of promotional literature, and similar services may also be made.


The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of policy value.

B.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge is deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

    (2) the premium tax charge is deducted when annuity benefit payments begin. If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy value at the time such determination is made.

C.  POLICY FEE

The Company deducts a $30 Policy fee on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to a trustee of a 401(k) plan.


Where Policy value has been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the Policy value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the Policy value in that investment option represents of the total Accumulated Value under the Policy. The deduction of the Policy fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that option.



D.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE



The Company currently offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider that may be elected by the Owner in most jurisdictions. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts and the General Account (based on the relative value that the Accumulation Units of the Sub-Accounts and the dollar amounts in the General Account bear to the total Accumulated Value).



The applicable charge is assessed on the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%


For a description of the Rider, see "J. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.

E.  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's special death benefit guarantee and its guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's average daily net assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.


ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account available under the Policies with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Policy and the amount of expenses actually attributable to that Policy.


Deductions for the Policy fee (described under "C. Policy Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first 12 transfers in a Policy year will be free of a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge in that Policy year.



OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

                         THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans, as well as for individual use. Participants under such plans, as well as Owners, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

The Policies offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc. and certain independent broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. (NASD). The principal underwriter of the Policies is Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA, 01653, an indirect wholly owned subsidiary of First Allmerica. Owners may direct any inquiries to Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653.

A.  PURCHASE PAYMENTS


Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.



Payments may be made to the Policy at any time prior to the Annuity Date or prior to payment of the death benefit. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment options, a net amount of at least $10 of each payment must be allocated to each option.



Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. As of the date of this Prospectus, payments may be allocated to a maximum of seventeen variable Sub-Accounts during the life of the Policy in addition to the DGPF Capital Reserve Series.



The Policy Owner may change allocation instructions for new payments pursuant to written or telephone request. If the Policy Owner elects telephone requests, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

B.  TRANSFER PRIVILEGE

At any time prior to the Annuity Date, subject to the Company's then current rules, an Owner may have amounts transferred among the Sub-Accounts or between a Sub-Account and the General Account, where available. As of the date of this Prospectus, transfers may be made to and among all of the available Sub-Accounts. However, should additional funds be added to the Policy, the Company reserves the right to limit the number of Sub-Accounts which may be used during the life of the Policy. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written request or, if a properly completed authorization is on file, pursuant to a telephone request.


Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Policy year.


Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

The Company reserves the right to impose limitations on transfers including, but not limited to (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a pre-determined dollar amount (Dollar Cost Averaging), not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the DGPF Capital Reserve Series, the DGPF Strategic Income Series, or the DGPF Cash Reserve Series (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or, if applicable, the Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.


The General Account may be used as the source account from which automatic transfers can be made on a monthly, bi-monthly or quarterly basis provided that
(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer; (2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer and (3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. The first automatic transfer or rebalancing and all subsequent transfers or rebalancings effected in a Policy year under that request count as one transfer towards the 12 transfers which are guaranteed to be free of a transfer charge in each Policy year. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

C.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last seven full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

D.  PARTIAL REDEMPTION


At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment option from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.


Each partial redemption must be in a minimum amount of $100. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "C. Surrender."

After the Annuity Date, only Policies under which a period certain option has been elected may be partially redeemed. A partial redemption after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount redeemed.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

E.  DEATH BENEFIT


If the Annuitant dies (or an Owner predeceases the Annuitant) before the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "F. The Spouse of the Owner as Beneficiary." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of
(1) the Accumulated Value on the Valuation Date that the Company receives due proof of death at the Principal Office, or (2) the total amount of gross payments made under the Policy reduced proportionally to reflect the amount of all prior partial withdrawals, or (3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date. A partial withdrawal will reduce the gross payments available as a death benefit under (2) in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.


A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

    (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

    (2) The death benefit may be paid in installments. Payments must begin within one year from the date of death, and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

    (3) All or a portion of the death benefit may be used to provide a life annuity for the beneficiary. Benefits must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity benefits will be provided in accordance with the annuity options of the Policy.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA, see "F. The Spouse of the Owner as Beneficiary," below) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

F.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

G.  ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

H.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity payments are to be made, and
(2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the Sub-Accounts selected.


To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.


The Owner selects the Annuity Date. To the extent permitted by state law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.


If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy.

I.  DESCRIPTION OF VARIABLE ANNUITY OPTIONS


The Company currently provides the variable annuity options described below. Variable annuity options may be funded through the DGPF Growth & Income Series, the DGPF Capital Reserves Series and the DGPF Balanced Series.


The Company also provides fixed-amount annuity options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity options or the fixed-amount options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable during the lifetime of the Annuitant only. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

    Where:

    (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

    (2) is the number of monthly payments paid prior to the death of the Annuitant.


OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.



OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.



OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY. A variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.


J.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER



An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is available in most jurisdictions for a separate monthly charge. The M-GAP Rider provides a guaranteed minimum amount of fixed lifetime income during the annuity payout phase, after a ten-year or fifteen-year waiting period, subject to the conditions described below. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Policy anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any prior Policy anniversary since the Rider effective date as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.


For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTING THE M-GAP RIDER.


    - The Owner may elect the M-GAP Rider at Policy issue or at any time thereafter, however, if the Rider is not elected within thirty days after Policy issue or within thirty days after a Policy anniversary date, the effective date of the Rider will be the following Policy anniversary date.


    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his/her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his/her 73rd birthday.

EXERCISING THE M-GAP RIDER.


    - The Owner may only exercise the M-GAP Rider within thirty days after any Policy anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.



    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "I. Description of Variable Annuity Options."

    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy.



TERMINATING THE M-GAP RIDER.



    - The Owner may not terminate the M-GAP Rider prior to the seventh Policy anniversary after the effective date of the Rider, unless such termination
      (1) occurs on or within thirty days after any Policy anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.



    - The Owner may terminate the Rider at any time after the seventh Policy anniversary following the effective date of the Rider.



    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Policy anniversary.


    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.


    - The Rider will terminate upon surrender of the Policy or the date that a death benefit is payable if the Policy is not continued under "F. The Spouse of the Owner as Beneficiary" under THE VARIABLE ANNUITY POLICIES.



From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Policy during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.


For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


                             MINIMUM
  POLICY       MINIMUM      GUARANTEED
ANNIVERSARY   GUARANTEED      ANNUAL
AT EXERCISE  BENEFIT BASE   INCOME(1)
-----------  ------------   ----------
    10         $162,889       $12,153
    15         $207,892       $17,695


(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments 120 Monthly Paymnents Guaranteed are available. See "I. Description of Variable Annuity Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect M-GAP Riders issued prior to the termination date, but as noted above, Owners would not be able to repurchase a new Rider under the repurchase feature (see above, "TERMINATING THE M-GAP RIDER.")


K.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

L.  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "K. NORRIS Decision" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:


    - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.



    - For commutable fixed and variable period certain options and any noncommutable fixed period certain option of less than ten years, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.


    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


If the Owner elects the M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "J. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" above.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


A.  GENERAL



THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Separate Account or the Sub-Accounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.


The Separate Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Policy will not be treated as an annuity contract and therefore, the income on the Policy, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



INVESTOR CONTROL. In order for a variable annuity policy to qualify for tax deferral, the Company, and not the variable policy owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity policy. In certain circumstances, however, variable annuity policy owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity policy owner may be considered the owner of segregated account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Policy as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity policies.


B.  QUALIFIED AND NON-QUALIFIED POLICIES


From a federal tax viewpoint there are two types of variable annuity policies:
"qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified policies, see "E. Provisions Applicable to Qualified Employer Plans" below.


C.  TAXATION OF THE POLICIES IN GENERAL

The Company believes that the Policy described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity policy under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Policy may not be considered an annuity for tax purposes and therefore, the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisers for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Policy's Accumulated Value is not taxable to the Owner until it is withdrawn from the Policy. Under the current provisions of the Code, amounts received under an annuity policy prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the policy over the taxpayer's "investment in the policy." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Policy" is the total of all payments to the Policy which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section
72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same owner during a single calendar year be treated as one policy in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.


In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.


ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity policies owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity policies for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity policies purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity policy under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity policies. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified policies and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified policies. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Policy made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity policy solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for a qualified retirement plan.


The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity policy used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity policy for use in funding a qualified plan, more specific information should be obtained.

A qualified Policy may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Policy. Individuals purchasing a qualified Policy should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "Right to Cancel All Other Policies."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or Simple IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA policies should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the policies.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA policy after December 31, 1988, may not begin before the employee attains age 59, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA policy issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all accounts. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions. The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting Policy Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance Owners or variable annuity Owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees of the underlying investment companies intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

If any of these substitutions or changes is made, the Company may, by appropriate endorsement, change the Policy to reflect the substitution or change and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.


The Company reserves the right, subject to compliance with applicable law, to:


(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5) to change the methodology for determining the net investment factor,

(6) to change the names of the Separate Account or of the Sub-Accounts, and


(7) to combine with other Sub-Accounts or other separate accounts of the Company.



If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policies to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation. Including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity Policy and the General Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

ALLOCATIONS TO AND TRANSFERS TO AND FROM THE GENERAL ACCOUNT OF THE COMPANY ARE NOT PERMITTED IN CERTAIN STATES.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account, where available, become part of the assets of the Company and are used to support insurance and annuity obligations.

A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account, where available. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest.

Under the Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than seven full Policy years.

If the Policy was issued in Maryland on Form No. A3022-93 (Delaware Medallion
II), the following surrender charge table applies to monies in the General Account, rather than the surrender charge table shown in CHARGES AND DEDUCTION, "A. Surrender Charge" (which applies to monies in the Separate Account):

  YEARS FROM      CHARGE AS PERCENTAGE OF
DATE OF PAYMENT   NEW PAYMENTS WITHDRAWN
---------------   -----------------------
     0-3                 7%
      4                  6%
      5                  5%
      6                  4%
      7                  3%
      8                  2%
      9                  1%
 More Than 9         No Charge

                                   APPENDIX B
                    INFORMATION APPLICABLE ONLY TO OWNERS OF
                              DELAWARE MEDALLION I
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             (POLICY FORM A3019-92)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (POLICY FORM A3019-94GRC)

Delaware Medallion I policies issued on Form No. A3019-92 were issued solely by Allmerica Financial Life Insurance and Annuity Company (Allmerica Financial) until March 31, 1994. On and after April 1, 1994, all Delaware Medallion I policies sold in New York were issued on Form No. A3019-94GRC by First Allmerica Financial Life Insurance Company ("First Allmerica"). Delaware Medallion I policies are no longer available for sale in any jurisdiction.

The Delaware Medallion I policies are substantially similar to the Policies described in the body of this Prospectus except for the addition/substitution of the following:


1. (For Owners of A3019-94GRC the following is added to THE DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES). The issuer of the policy is First Allmerica rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

First Allmerica is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

2. (Substitute the following provision under "Free Withdrawal Amounts") Under all Delaware Medallion I policies, the Free Withdrawal Amount is the greater of
(1) 10% of the Accumulated Value as of December 31 of the previous calendar year or (2) the Company's life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted from Old Payments first, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first out ("FIFO") method of Accounting (LIFO or last-in-last-out method in New Jersey.)

3. Add "and New York" after the word "Texas" in the second and fourth line of the third paragraph under "B. Transfer Privilege."

4. Add the following sentence as the second sentence in the second paragraph under "Life Expectancy Distributions": For policies issued in New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the policy, at which time an Annuity Option must be selected.

5. The guaranteed death benefit under Delaware Medallion II policies is reduced proportionately to reflect a withdrawal (in the same proportion that the Accumulated Value was reduced by the withdrawal). Under all Delaware Medallion I policies, the guaranteed death benefit is simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the guaranteed death benefit. Additionally, the stepped-up death benefit applies to the most recent fifth year policy anniversary under Delaware Medallion II and applies to the most recent seventh year policy anniversary under Delaware Medallion I. As such, the description of the death benefit is revised as follows:

       Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (1) the Accumulated Value under the Policy next determined following receipt of due proof of death at the Principal Office; or (2) the total amount of gross payments made under the Policy less the amount of all prior partial withdrawals; or (3) the death benefit that would have been payable on the most recent seventh year Policy anniversary.

6. For Owners of First Allmerica Delaware Medallion I Form A3019-94GRC the minimum interest rate credited to amounts allocated to the General Account is 3% compounded annually. For Owners of Allmerica Financial Delaware Medallion I Form A3019-92 the minimum interest rate credited to amounts allocated to the General Account is 5% for the first five policy years, and 3.5% thereafter.

7. If you surrender the Policy or annuitize under a period certain option at the end of one, three, five or ten years, the expenses you would pay on a $1,000 investment, assuming 5% annual return on assets are the same in years one and ten as shown in the expense example (1)(a) and if you surrender the Policy or annuitize under a period certain option at the end of one, three, five or ten years, the expenses you would pay on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider are the same in years one and ten as shown in the expense example (1)(b) under SUMMARY OF FEES AND EXPENSES but Delaware I may be one to two dollars higher in years three and five under examples (1)(a) and (1)(b) than Delaware Medallion II due to differences in the Free Withdrawal calculation. The expense numbers for years three and five under Delaware Medallion I are as follows:

(1)(a)


                                                              3 YEARS    5 YEARS
                                                              --------   --------
DGPF Growth and Income Series...............................    $130       $159
DGPF Devon Series...........................................    $131       $162
DGPF Growth Opportunities Series............................    $133       $165
DGPF U.S. Growth Series.....................................    $131       $161
DGPF Select Growth Series...................................    $132       $164
DGPF Social Awareness Series................................    $134       $166
DGPF REIT Series............................................    $134       $166
DGPF Small Cap Value Series.................................    $134       $166
DGPF Trend Series...........................................    $133       $165
DGPF International Equity Series............................    $137       $171
DGPF Emerging Markets Series................................    $152       $197
DGPF Balanced Series........................................    $131       $162
DGPF Convertible Securities Series..........................    $133       $165
DGPF High Yield Series......................................    $131       $161
DGPF Capital Reserves Series................................    $131       $162
DGPF Strategic Income Series................................    $132       $164
DGPF Cash Reserve Series....................................    $125       $151
DGPF Global Bond Series.....................................    $134       $166
AIM V.I. Growth Fund........................................    $130       $160
AIM V.I. High Yield Fund....................................    $143       $181
AIM V.I. International Equity Fund..........................    $137       $173
AIM V.I. Value Fund.........................................    $131       $162
Alger American Leveraged AllCap Portfolio...................    $136       $170
Alger American MidCap Growth Portfolio......................    $134       $166
Alger American Small Capitalization Portfolio...............    $135       $169
Alliance Growth Portfolio...................................    $142       $180
Alliance Growth and Income Portfolio........................    $137       $173
Alliance Premier Growth Portfolio...........................    $147       $188
Alliance Technology Portfolio...............................    $154       $200
Franklin Small Cap Fund.....................................    $140       $178
Mutual Shares Securities Fund...............................    $140       $176
Templeton Growth Securities Fund............................    $142       $181
Templeton International Securities Fund.....................    $142       $181
Pioneer Emerging Markets VCT Portfolio......................    $172       $229
Pioneer Mid-Cap Value VCT Portfolio.........................    $139       $175

(1)(b)


                                                              3 YEARS    5 YEARS
                                                              --------   --------
DGPF Growth and Income Series...............................    $137       $172
DGPF Devon Series...........................................    $139       $175
DGPF Growth Opportunities Series............................    $140       $178
DGPF U.S. Growth Series.....................................    $138       $174
DGPF Select Growth Series...................................    $140       $177
DGPF Social Awareness Series................................    $141       $179
DGPF REIT Series............................................    $141       $179
DGPF Small Cap Value Series.................................    $141       $179
DGPF Trend Series...........................................    $140       $178
DGPF International Equity Series............................    $144       $184
DGPF Emerging Markets Series................................    $160       $210
DGPF Balanced Series........................................    $139       $175
DGPF Convertible Securities Series..........................    $141       $178
DGPF High Yield Series......................................    $138       $174
DGPF Capital Reserves Series................................    $139       $175
DGPF Strategic Income Series................................    $140       $177
DGPF Cash Reserve Series....................................    $132       $164
DGPF Global Bond Series.....................................    $141       $179
AIM V.I. Growth Fund........................................    $138       $173
AIM V.I. High Yield Fund....................................    $150       $193
AIM V.I. International Equity Fund..........................    $145       $185
AIM V.I. Value Fund.........................................    $139       $175
Alger American Leveraged AllCap Portfolio...................    $144       $183
Alger American MidCap Growth Portfolio......................    $141       $179
Alger American Small Capitalization Portfolio...............    $143       $182
Alliance Growth Portfolio...................................    $149       $192
Alliance Growth and Income Portfolio........................    $145       $185
Alliance Premier Growth Portfolio...........................    $155       $201
Alliance Technology Portfolio...............................    $161       $212
Franklin Small Cap Fund.....................................    $148       $190
Mutual Shares Securities Fund...............................    $147       $188
Templeton Growth Securities Fund............................    $150       $193
Templeton International Securities Fund.....................    $150       $193
Pioneer Emerging Markets VCT Portfolio......................    $179       $241
Pioneer Mid-Cap Value VCT Portfolio.........................    $146       $187



Expense examples (2)(a) and (2)(b) on pages 12 and 13 are the same for both Delaware Medallion I and Delaware Medallion II.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                   YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------
SUB-ACCOUNT                           1999       1998       1997       1996       1995       1994       1993       1992
-----------                         --------   --------   --------   --------   --------   --------   --------   --------
DGPF GROWTH & INCOME SERIES
Unit Value:
  Beginning of Period.............    2.672      2.433      1.883      1.582      1.178      1.197      1.051      1.000
  End of Period...................    2.556      2.672      2.433      1.883      1.582      1.178      1.197      1.051
Number of Units Outstanding at End
 of Period (in thousands).........  136,760    146,009    113,507     65,991     48,305     38,591     25,086      4,208

DGPF DEVON SERIES
Unit Value:
  Beginning of Period.............    1.543      1.261      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...................    1.367      1.543      1.261        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........   48,519     42,690     11,585        N/A        N/A        N/A        N/A        N/A

DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.............    2.145      1.831      1.616      1.432      1.121      1.178      1.070      1.000
  End of Period...................    3.447      2.145      1.831      1.616      1.432      1.121      1.178      1.070
Number of Units Outstanding at End
 of Period (in thousands).........   60,264     58,454     57,025     44,667     35,204     29,100     20,802      4,534

DGPF U.S. GROWTH SERIES
Unit Value:
  Beginning of Period.............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...................    1.057        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........    5,522        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period.............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...................    1.416        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........   36,671        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DGPF SOCIAL AWARENESS SERIES
Unit Value:
  Beginning of Period.............    1.448      1.272      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...................    1.613      1.448      1.272        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........   17,918     17,819      4,515        N/A        N/A        N/A        N/A        N/A

DGPF REIT SERIES
Unit Value:
  Beginning of Period.............    0.901      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...................    0.865      0.901        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........    2,775      1,235        N/A        N/A        N/A        N/A        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------
SUB-ACCOUNT                           1999       1998       1997       1996       1995       1994       1993       1992
-----------                         --------   --------   --------   --------   --------   --------   --------   --------
DGPF SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period.............    1.806      1.923      1.467      1.214      0.994      1.000      1.000        N/A
  End of Period...................    1.694      1.806      1.923      1.467      1.214      0.994      1.000        N/A
Number of Units Outstanding at End
 of Period (in thousands).........   47,718     55,136     43,269     15,725      9,467      6,040          6        N/A

DGPF TREND SERIES
Unit Value:
  Beginning of Period.............    2.036      1.779      1.486      1.358      0.989      1.007      1.000        N/A
  End of Period...................    3.422      2.036      1.779      1.486      1.358      0.989      1.007        N/A
Number of Units Outstanding at End
 of Period (in thousands).........   42,570     36,571     33,256     21,711     13,410      6,197         50        N/A

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period.............    1.762      1.619      1.540      1.301      1.159      1.144      1.000      1.000
  End of Period...................    2.011      1.762      1.619      1.540      1.301      1.159      1.144      1.000
Number of Units Outstanding at End
 of Period (in thousands).........   49,478     51,715     48,813     30,888     21,612     18,761      6,139        182

DGPF EMERGING MARKETS SERIES
Unit Value:
  Beginning of Period.............    0.586      0.880      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...................    0.856      0.586      0.880        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........   10,078      6,662      4,545        N/A        N/A        N/A        N/A        N/A

DGPF BALANCED SERIES
Unit Value:
  Beginning of Period.............    2.357      2.015      1.616      1.414      1.133      1.150      1.078      1.000
  End of Period...................    2.142      2.357      2.015      1.616      1.414      1.133      1.150      1.078
Number of Units Outstanding at End
 of Period (in thousands).........   76,644     81,359     58,759     40,855     37,203     33,332     22,046      3,145

DGPF CONVERTIBLE SECURITIES SERIES
Unit Value:
  Beginning of Period.............    1.127      1.156      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...................    1.189      1.127      1.156          0        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........    5,601      4,793      1,291        N/A        N/A        N/A        N/A        N/A

DGPF HIGH YIELD SERIES
Unit Value:
  Beginning of Period.............    1.599      1.652      1.474      1.326      1.164      1.214      1.058      1.000
  End of Period...................    1.536      1.599      1.652      1.474      1.326      1.164      1.214      1.058
Number of Units Outstanding at End
 of Period (in thousands).........   59,311     70,679     56,733     44,760     37,818     31,735     22,281      4,571

DGPF CAPITAL RESERVES SERIES
Unit Value:
  Beginning of Period.............    1.386      1.317      1.241      1.209      1.075      1.120      1.053      1.000
  End of Period...................    1.371      1.386      1.317      1.241      1.209      1.075      1.120      1.053
Number of Units Outstanding at End
 of Period (in thousands).........   25,020     28,066     20,234     20,226     19,818     20,476     16,752      3,828

                                                                   YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------
SUB-ACCOUNT                           1999       1998       1997       1996       1995       1994       1993       1992
-----------                         --------   --------   --------   --------   --------   --------   --------   --------
DGPF STRATEGIC INCOME SERIES
Unit Value:
  Beginning of Period.............    1.065      1.052      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...................    1.015      1.065      1.052        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........   17,658     17,524      5,381        N/A        N/A        N/A        N/A        N/A

DGPF CASH RESERVE SERIES
Unit Value:
  Beginning of Period.............    1.207      1.165      1.124      1.087      1.044      1.021      1.010      1.000
  End of Period...................    1.248      1.207      1.165      1.124      1.087      1.044      1.021      1.010
Number of Units Outstanding at End
 of Period (in thousands).........   42,241     32,501     24,014     21,519     11,568     13,998      5,483      1,387

DGPF GLOBAL BOND SERIES
Unit Value:
  Beginning of Period.............    1.172      1.102      1.107      1.000      1.000        N/A        N/A        N/A
  End of Period...................    1.114      1.172      1.102      1.107      1.000        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands).........    5,052      4,991      3,950        886          0        N/A        N/A        N/A



No information is shown above for Sub-Accounts that commenced operations after December 31, 1999.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                           YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
SUB-ACCOUNT                                              1999       1998       1997       1996       1995       1994
-----------                                            --------   --------   --------   --------   --------   --------
DGPF GROWTH & INCOME SERIES
Unit Value:
  Beginning of Period................................    2.282      2.078      1.608      1.351      1.006      1.000
  End of Period......................................    2.183      2.282      2.078      1.608      1.351      1.006
Number of Units Outstanding at End of Period (in
 thousands)..........................................    3,250      3,440      1,311      1,044        670        455

DGPF DEVON SERIES
Unit Value:
  Beginning of Period................................    1.543      1.261      1.000        N/A        N/A        N/A
  End of Period......................................    1.367      1.543      1.261        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................    1,871      1,558        106        N/A        N/A        N/A

DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period................................    1.929      1.646      1.453      1.287      1.008      1.000
  End of Period......................................    3.099      1.929      1.646      1.453      1.287      1.008
Number of Units Outstanding at End of Period (in
 thousands)..........................................    1,120        637        355        493        300        149

DGPF U.S. GROWTH SERIES
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.057        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      241        N/A        N/A        N/A        N/A        N/A

DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period......................................    1.416        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................    1,118        N/A        N/A        N/A        N/A        N/A

DGPF SOCIAL AWARENESS SERIES
Unit Value:
  Beginning of Period................................    1.448      1.272      1.000        N/A        N/A        N/A
  End of Period......................................    1.612      1.448      1.272        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      369        394        101        N/A        N/A        N/A

DGPF REIT SERIES
Unit Value:
  Beginning of Period................................    1.000      1.000        N/A        N/A        N/A        N/A
  End of Period......................................    0.955      1.000        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................       59          0        N/A        N/A        N/A        N/A

DGPF SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period................................    1.820      1.938      1.478      1.223      1.002      1.000
  End of Period......................................    1.707      1.820      1.938      1.478      1.223      1.002
Number of Units Outstanding at End of Period (in
 thousands)..........................................      823        731        235        204        146         82

DGPF TREND SERIES
Unit Value:
  Beginning of Period................................    2.104      1.839      1.536      1.404      1.022      1.000
  End of Period......................................    3.537      2.104      1.839      1.536      1.404      1.022
Number of Units Outstanding at End of Period (in
 thousands)..........................................    1,269      1,099      1,579        285      1,486        790

                                                                           YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
SUB-ACCOUNT                                              1999       1998       1997       1996       1995       1994
-----------                                            --------   --------   --------   --------   --------   --------
DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period................................    1.527      1.403      1.335      1.128      1.004      1.000
  End of Period......................................    1.743      1.527      1.403      1.335      1.128      1.004
Number of Units Outstanding at End of Period (in
 thousands)..........................................      888        652        554      2,244        358        193

DGPF EMERGING MARKETS SERIES
Unit Value:
  Beginning of Period................................    0.502      0.754      1.000        N/A        N/A        N/A
  End of Period......................................    0.734      0.502      0.754        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      756        184          1        N/A        N/A        N/A

DGPF BALANCED SERIES
Unit Value:
  Beginning of Period................................    2.063      1.764      1.415      1.238      0.991      1.000
  End of Period......................................    1.875      2.063      1.764      1.415      1.238      0.991
Number of Units Outstanding at End of Period (in
 thousands)..........................................    1,290      1,070        420        405        304        173

DGPF CONVERTIBLE SECURITIES SERIES
Unit Value:
  Beginning of Period................................    1.127      1.156      1.000        N/A        N/A        N/A
  End of Period......................................    1.188      1.127      1.156        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      432        375         84        N/A        N/A        N/A

DGPF HIGH YIELD SERIES
Unit Value:
  Beginning of Period................................    1.346      1.391      1.240      1.116      0.980      1.000
  End of Period......................................    1.293      1.346      1.391      1.240      0.116      0.098
Number of Units Outstanding at End of Period (in
 thousands)..........................................    3,190      3,962      1,388      1,003        670        287

DGPF CAPITAL RESERVES SERIES
Unit Value:
  Beginning of Period................................    1.278      1.214      1.144      1.115      0.991      1.000
  End of Period......................................    1.264      1.278      1.214      1.144      1.115      0.991
Number of Units Outstanding at End of Period (in
 thousands)..........................................      937      1,069        287        208        195        181

DGPF STRATEGIC INCOME SERIES
Unit Value:
  Beginning of Period................................    1.065      1.052      1.000        N/A        N/A        N/A
  End of Period......................................    1.016      1.065      1.052        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................    1,882      1,799        276        N/A        N/A        N/A

DGPF CASH RESERVE SERIES
Unit Value:
  Beginning of Period................................    1.179      1.138      1.096      1.059      1.018      1.000
  End of Period......................................    1.219      1.179      1.138      1.096      1.059      1.018
Number of Units Outstanding at End of Period (in
 thousands)..........................................    2,558      1,603        401        125        126        302

DGPF GLOBAL BOND SERIES
Unit Value:
  Beginning of Period................................    1.171      1.102      1.107      1.000      1.000        N/A
  End of Period......................................    1.113      1.171      1.102      1.107      1.000        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................       63         31          7          0        N/A        N/A



No information is shown above for Sub-Accounts that commenced operations after December 31, 1999.


9. First Allmerica Financial Life Insurance Company first offered the Delaware Medallion I policy to the public in 1994.

                           SEPARATE ACCOUNT VA-K
                          (Delaware Medallion III)

           ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
              FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

               SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000


                                    * * *


An Application for an Order of Exemption has been filed with the Securities and Exchange Commission on behalf of Allmerica Financial Life Insurance and Annuity Company, First Allmerica Financial Life Insurance Company, Separate Account VA-K, and Allmerica Investments, Inc. (collectively referred to herein as the "Applicants"), to permit the Applicants to deduct a charge for an optional benefit rider in the manner set out in "WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?" under the SUMMARY OF CONTRACT FEATURES, and "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" under the CHARGES AND DEDUCTIONS sections of the prospectus. The language contained in the prospectus describing the charge for the optional benefit rider will apply once the Application for an Order of Exemption has been granted.

While the Application for an Order of Exemption is pending, the fifth paragraph of "WHAT CHARGES WILL I INCUR UNDER MY CONTRACT" and the first two paragraphs of "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" are hereby replaced by the following:

Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month, multiplied by 1/12th of the following annual percentage rates:


                                  * * *


SUPPLEMENT DATED MAY 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Delaware Medallion III variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2000 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-533-2124. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus.



The Variable Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:



DELAWARE GROUP PREMIUM FUND          AIM VARIABLE INSURANCE FUNDS         ALLIANCE VARIABLE PRODUCTS SERIES
DGPF Growth & Income Series          AIM V.I. Growth Fund                 FUND, INC. (CLASS B)
DGPF Devon Series                    AIM V.I. High Yield Fund             Alliance Growth Portfolio
DGPF Growth Opportunities Series     AIM V.I. International Equity Fund   Alliance Growth and Income Portfolio
DGPF U.S. Growth Series              AIM V.I. Value Fund                  Alliance Premier Growth Portfolio
DGPF Select Growth Series                                                 Alliance Technology Portfolio
DGPF Social Awareness Series         THE ALGER AMERICAN FUND
DGPF REIT Series                     Alger American Leveraged AllCap      FRANKLIN TEMPLETON VARIABLE
DGPF Small Cap Value Series          Portfolio                            INSURANCE PRODUCTS TRUST (CLASS 2)
DGPF Trend Series                    Alger American MidCap Growth         Franklin Small Cap Fund
DGPF International Equity Series     Portfolio                            Mutual Shares Securities Fund
DGPF Emerging Markets Series         Alger American Small Capitalization  Templeton Growth Securities Fund
DGPF Balanced Series                 Portfolio                            Templeton International Securities Fund
DGPF Convertible Securities Series
DGPF High Yield Series                                                    PIONEER VARIABLE CONTRACTS
DGPF Capital Reserves Series                                              TRUST (CLASS II)
DGPF Strategic Income Series DGPF                                         Pioneer Emerging Markets VCT
Cash Reserve Series                                                       Portfolio
DGPF Global Bond Series                                                   Pioneer Mid-Cap Value VCT Portfolio



The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account GPA are held in the Company's Separate Account.


This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                               DATED MAY 1, 2000

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        14
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        20
INVESTMENT OBJECTIVES AND POLICIES..........................        22
PERFORMANCE INFORMATION.....................................        25
DESCRIPTION OF THE CONTRACT.................................        27
  A.   Payments.............................................        27
  B.   Right to Cancel Individual Retirement Annuity........        28
  C.   Right to Cancel All Other Contracts..................        28
  D.   Transfer Privilege...................................        28
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        29
  E.   Surrender............................................        29
  F.   Withdrawals..........................................        30
        Systematic Withdrawals..............................        31
        Life Expectancy Distributions.......................        31
  G.   Death Benefit........................................        32
        Death of the Annuitant Prior to the Annuity Date....        32
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        32
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        32
        Death of the Annuitant On or After the Annuity
        Date................................................        33
  H.   The Spouse of the Owner as Beneficiary...............        33
  I.   Assignment...........................................        33
  J.   Electing the Form of Annuity and the Annuity Date....        33
  K.   Description of Variable Annuity Payout Options.......        34
  L.   Annuity Benefit Payments.............................        35
        Determination of the First Variable Annuity Benefit
        Payment.............................................        35
        The Annuity Unit....................................        36
        Determination of the Number of Annuity Units........        36
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        36
  M.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        36
  N.   NORRIS Decision......................................        38
  O.   Computation of Values................................        39
        The Accumulation Unit...............................        39
        Net Investment Factor...............................        39
CHARGES AND DEDUCTIONS......................................        40
  A.   Variable Account Deductions..........................        40
        Mortality and Expense Risk Charge...................        40
        Administrative Expense Charge.......................        40
        Other Charges.......................................        40
  B.   Contract Fee.........................................        41
  C.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        41
  D.   Premium Taxes........................................        41
  E.   Surrender Charge.....................................        42
        Charge for Surrender and Withdrawal.................        42
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        43
        Withdrawal Without Surrender Charge.................        44
        Surrenders..........................................        44
        Charge at the Time Annuity Benefit Payments Begin...        44
  F.   Transfer Charge......................................        45

GUARANTEE PERIOD ACCOUNTS...................................        46
FEDERAL TAX CONSIDERATIONS..................................        49
  A.   General..............................................        49
        The Company.........................................        49
        Diversification Requirements........................        49
        Investor Control....................................        49
  B.   Qualified and Non-Qualified Contracts................        50
  C.   Taxation of the Contracts in General.................        50
        Withdrawals Prior to Annuitization..................        50
        Annuity Payouts After Annuitization.................        50
        Penalty on Distribution.............................        50
        Assignments or Transfers............................        51
        Nonnatural Owners...................................        51
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        51
  D.   Tax Withholding......................................        51
  E.   Provisions Applicable to Qualified Employer Plans....        52
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        52
        Individual Retirement Annuities.....................        52
        Tax-Sheltered Annuities.............................        52
        Texas Optional Retirement Program...................        53
STATEMENTS AND REPORTS......................................        53
LOANS (QUALIFIED CONTRACTS ONLY)............................        53
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        53
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        54
VOTING RIGHTS...............................................        55
DISTRIBUTION................................................        55
LEGAL MATTERS...............................................        55
FURTHER INFORMATION.........................................        56
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- THE DEATH BENEFIT.............................       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION...............       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE SEPARATE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
EXCHANGE OFFER..............................................         8
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

FIXED ACCOUNT: An investment option under the Contract that guarantees principal and a fixed interest rate, and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity in the payout phase providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding investment portfolio of Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") and Pioneer Variable Contracts Trust ("Pioneer VCT").



SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUNDS (FUNDS): an investment portfolio of DGPF, AVIF, Alger, Alliance, FT VIP and Pioneer VCT in which a Sub-Account invests.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading and, on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity in the payout phase providing for payments varying in amount in accordance with the investment experience of certain Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Delaware Medallion III Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                  YEARS FROM
                                                                DATE OF PAYMENT    CHARGE
1. CONTRACT CHARGES:                                            ---------------    ------
                                                                      0-1           7.0%
                                                                       2            6.0%
                                                                       3            5.0%
                                                                       4            4.0%
                                                                       5            3.0%
                                                                       6            2.0%
                                                                       7            1.0%
                                                                  More than 7       0.0%
SURRENDER CHARGE:*
  This charge may be assessed upon surrender, withdrawal or
  annuitization under any commutable period certain option
  or a noncommutable period certain option of less than ten
  years. The charge is a percentage of payments applied to
  the amount surrendered (in excess of any amount that is
  free of surrender charge) within the indicated time
  period.

TRANSFER CHARGE:                                                                    None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                                $30
  The fee is deducted annually and upon surrender prior to
  the Annuity Date when Accumulated Value is less than
  $50,000. The fee is waived for Contracts issued to and
  maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.25%
      with ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.15%
      with a fifteen-year waiting period:

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                               1.25%
  Administrative Expense Charge:                                                   0.15%
                                                                                   ------
  Total Annual Expenses:                                                           1.40%



*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTIONS section.

(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.



                                                                                                  TOTAL FUND
                                                                                                   EXPENSES
                                             MANAGEMENT FEE                  OTHER EXPENSES       (AFTER ANY
                                               (AFTER ANY                      (AFTER ANY          WAIVERS/
FUND                                       VOLUNTARY WAIVERS)   12B-1 FEES   REIMBURSEMENTS)    REIMBURSEMENTS)
----                                       ------------------   ----------   ---------------   -----------------
DGPF Growth & Income Series..............        0.60%            --               0.11%       0.71%(2)
DGPF Devon Series........................        0.65%            --               0.12%       0.77%(2)
DGPF Growth Opportunities Series.........        0.75%            --               0.07%       0.82%(2)
DGPF U. S. Growth Series*................        0.61%            --               0.14%       0.75%(1)(2)
DGPF Select Growth Series................        0.74%            --               0.06%       0.80%(1)(2)
DGPF Social Awareness Series.............        0.70%            --               0.15%       0.85%(1)(2)
DGPF REIT Series.........................        0.64%            --               0.21%       0.85%(1)(2)
DGPF Small Cap Value Series..............        0.75%            --               0.10%       0.85%(2)
DGPF Trend Series........................        0.75%            --               0.07%       0.82%(2)
DGPF International Equity Series.........        0.83%            --               0.12%       0.95%(1)(2)
DGPF Emerging Markets Series.............        1.19%            --               0.28%       1.47%(1)(2)
DGPF Balanced Series.....................        0.65%            --               0.11%       0.76%(2)
DGPF Convertible Securities Series.......        0.75%            --               0.08%       0.83%(2)
DGPF High Yield Series...................        0.65%            --               0.09%       0.74%(2)
DGPF Capital Reserves Series.............        0.50%            --               0.26%       0.76%(2)
DGPF Strategic Income Series.............        0.65%            --               0.15%       0.80%(2)
DGPF Cash Reserve Series.................        0.45%            --               0.10%       0.55%(2)
DGPF Global Bond Series..................        0.75%            --               0.10%       0.85%(2)
AIM V.I. Growth Fund.....................        0.63%            --               0.10%       0.73%
AIM V.I. High Yield Fund.................        0.35%            --               0.79%       1.14%(3)
AIM V.I. International Equity Fund.......        0.75%            --               0.22%       0.97%
AIM V.I. Value Fund......................        0.61%            --               0.15%       0.76%
Alger American Leveraged AllCap
 Portfolio...............................        0.85%            --               0.08%(4)    0.93%
Alger American MidCap Growth Portfolio...        0.80%            --               0.05%       0.85%
Alger American Small Capitalization
 Portfolio...............................        0.85%            --               0.05%       0.90%
Alliance Growth Portfolio (Class B)......        0.75%             0.25%           0.12%       1.12%
Alliance Growth and Income Portfolio
 (Class B)...............................        0.63%             0.25%           0.09%       0.97%
Alliance Premier Growth Portfolio
 (Class B)...............................        1.00%             0.25%           0.04%       1.29%
Alliance Technology Portfolio
 (Class B)...............................        1.00%             0.25%           0.27%       1.52%(5)
Franklin Small Cap Fund (Class 2)........        0.55%             0.25%           0.27%       1.07%(6)(7)
Mutual Shares Securities Fund
 (Class 2)...............................        0.60%             0.25%           0.19%       1.04%(6)(8)
Templeton Growth Securities Fund
 (Class 2)...............................        0.83%(9)          0.25%           0.05%       1.13%(6)(10)
Templeton International Securities Fund
 (Class 2)...............................        0.69%             0.25%           0.19%       1.13%(6)(11)
Pioneer Emerging Markets VCT Portfolio**
 (Class II)..............................        0.00%             0.25%           1.88%       2.13%(12)
Pioneer Mid-Cap Value VCT Portfolio**
 (Class II)..............................        0.65%             0.25%           0.11%       1.01%



*The DGPF U.S. Growth Series commenced operations on November 15, 1999. Expenses shown are based on annualized amounts.



**Class II shares of the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are estimated and annualized.



(1)For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.81% for DGPF Select Growth

Series, 0.90% for DGPF Social Awareness Series, 0.96% for DGPF REIT Series, 1.53% for DGPF Emerging Markets Series, 0.97% for DGPF International Equity Series and 0.79% for DGPF U.S. Growth Series.



(2)The investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series (formerly known as "DelCap Series"), DGPF U.S. Growth Series, DGPF Select Growth Series (formerly known as "Aggressive Growth Series"), DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Balanced Series (formerly known as "Delaware Balanced Series"), DGPF Convertible Securities Series, DGPF High Yield Series (formerly known as "Delchester Series"), DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through October 31, 2000, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 1.50% for the DGPF Emerging Markets Series; 0.95% for the DGPF International Equity Series; 0.85% for DGPF Growth Opportunities Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Convertible Securities Series and DGPF Global Bond Series, 0.75% for DGPF U.S. Growth Series, and 0.80% for all other Series. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds.



(3)Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses would have been 0.63%, 0.79% and 1.42%, respectively.



(4)Included in "Other Expenses" of the Alger American Leveraged AllCap Portfolio is 0.01% of interest expense.



(5)From time to time, the Alliance Technology Portfolio's investment adviser, in its own discretion, may voluntarily waive all or part of its fees and/or voluntarily assume certain portfolio expenses. An expense cap of 1.20% which was in effect during 1999, is no longer in effect as of May 1, 2000. Therefore, the expenses shown in the above table have been restated to reflect current fees without the cap.



(6)The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



(7)On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/28/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated to be the same.



(8)On 2/8/00, a merger and reorganization was approved that combined the assets of the Mutual Shares Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.



(9)The fund administration fee is paid indirectly through the management fee.



(10)On 2/8/00, a merger and reorganization was approved that combined the assets of the Templeton Growth Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, 12b-1 Fees 0.25%, Other Expenses 0.05%, and Total Fund Expenses 1.10%.

(11)On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 0.65%, 12b-1 Fees 0.25%, Other Expenses 0.20%, and Total Fund Expenses 1.10%.



(12)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. As of May 1, 2000, Pioneer Investment Management, Inc. has agreed voluntarily to limit its management fee and, if necessary, to limit other operating expenses of Class I shares to 1.75% of the Pioneer Emerging Markets VCT Portfolio's average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. This agreement is voluntary and temporary and may be revised or terminated at any time.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. Pursuant to the rules of the Securities and Exchange Commission ("SEC"), the Contract fee has been reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.03%, and the amount of the Contract fee is assumed to be $0.30 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OF LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Growth & Income Series................................    $83        $113       $144       $247
DGPF Devon Series..........................................    $83        $115       $147       $253
DGPF Growth Opportunities Series...........................    $84        $116       $150       $258
DGPF U.S. Growth Series....................................    $83        $114       $146       $251
DGPF Select Growth Series..................................    $84        $116       $149       $256
DGPF Social Awareness Series...............................    $84        $117       $151       $262
DGPF REIT Series...........................................    $84        $117       $151       $262
DGPF Small Cap Value Series................................    $84        $117       $151       $262
DGPF Trend Series..........................................    $84        $116       $150       $258
DGPF International Equity Series...........................    $85        $120       $156       $272
DGPF Emerging Markets Series...............................    $90        $135       $181       $322
DGPF Balanced Series.......................................    $83        $115       $147       $252
DGPF Convertible Securities Series.........................    $84        $117       $150       $260
DGPF High Yield Series.....................................    $83        $114       $146       $250
DGPF Capital Reserves Series...............................    $83        $115       $147       $252
DGPF Strategic Income Series...............................    $84        $116       $149       $256
DGPF Cash Reserve Series...................................    $81        $109       $136       $231
DGPF Global Bond Series....................................    $84        $117       $151       $262
AIM V.I. Growth Fund.......................................    $83        $114       $145       $249
AIM V.I. High Yield Fund...................................    $87        $126       $165       $290
AIM V.I. International Equity Fund.........................    $85        $121       $157       $274
AIM V.I. Value Fund........................................    $83        $115       $147       $252
Alger American Leveraged AllCap Portfolio..................    $85        $120       $155       $270
Alger American MidCap Growth Portfolio.....................    $84        $117       $151       $262
Alger American Small Capitalization Portfolio..............    $85        $119       $154       $267
Alliance Growth Portfolio..................................    $87        $125       $164       $289
Alliance Growth and Income Portfolio.......................    $85        $121       $157       $274
Alliance Premier Growth Portfolio..........................    $88        $130       $173       $305
Alliance Technology Portfolio..............................    $91        $136       $183       $327
Franklin Small Cap Fund....................................    $86        $124       $162       $284
Mutual Shares Securities Fund..............................    $86        $123       $160       $281
Templeton Growth Securities Fund...........................    $87        $125       $165       $290
Templeton International Securities Fund....................    $87        $125       $165       $290
Pioneer Emerging Markets VCT Portfolio.....................    $96        $153       $212       $383
Pioneer Mid-Cap Value VCT Portfolio........................    $86        $122       $159       $278

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Growth & Income Series................................    $85        $120       $157       $273
DGPF Devon Series..........................................    $86        $122       $159       $279
DGPF Growth Opportunities Series...........................    $86        $124       $162       $284
DGPF U.S. Growth Series....................................    $86        $122       $159       $277
DGPF Select Growth Series..................................    $86        $123       $161       $282
DGPF Social Awareness Series...............................    $87        $124       $163       $287
DGPF REIT Series...........................................    $87        $124       $163       $287
DGPF Small Cap Value Series................................    $87        $124       $163       $287
DGPF Trend Series..........................................    $86        $124       $162       $284
DGPF International Equity Series...........................    $88        $127       $168       $296
DGPF Emerging Markets Series...............................    $92        $142       $193       $346
DGPF Balanced Series.......................................    $86        $122       $159       $278
DGPF Convertible Securities Series.........................    $86        $124       $162       $285
DGPF High Yield Series.....................................    $86        $121       $158       $276
DGPF Capital Reserves Series...............................    $86        $122       $159       $278
DGPF Strategic Income Series...............................    $86        $123       $161       $282
DGPF Cash Reserve Series...................................    $84        $116       $149       $256
DGPF Global Bond Series....................................    $87        $124       $163       $287
AIM V.I. Growth Fund.......................................    $85        $121       $158       $275
AIM V.I. High Yield Fund...................................    $89        $133       $177       $315
AIM V.I. International Equity Fund.........................    $88        $128       $169       $298
AIM V.I. Value Fund........................................    $86        $122       $159       $278
Alger American Leveraged AllCap Portfolio..................    $87        $127       $167       $294
Alger American MidCap Growth Portfolio.....................    $87        $124       $163       $287
Alger American Small Capitalization Portfolio..............    $87        $126       $166       $291
Alliance Growth Portfolio..................................    $89        $132       $176       $313
Alliance Growth and Income Portfolio.......................    $88        $128       $169       $298
Alliance Premier Growth Portfolio..........................    $91        $137       $184       $329
Alliance Technology Portfolio..............................    $93        $143       $195       $350
Franklin Small Cap Fund....................................    $89        $131       $174       $308
Mutual Shares Securities Fund..............................    $88        $130       $173       $305
Templeton Growth Securities Fund...........................    $89        $132       $177       $314
Templeton International Securities Fund....................    $89        $132       $177       $314
Pioneer Emerging Markets VCT Portfolio.....................    $99        $160       $223       $404
Pioneer Mid-Cap Value VCT Portfolio........................    $88        $129       $171       $302

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and no Rider:**



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Growth & Income Series................................    $22        $ 67       $115       $247
DGPF Devon Series..........................................    $22        $ 69       $118       $253
DGPF Growth Opportunities Series...........................    $23        $ 70       $120       $258
DGPF U.S. Growth Series....................................    $22        $ 68       $117       $251
DGPF Select Growth Series..................................    $23        $ 70       $119       $256
DGPF Social Awareness Series...............................    $23        $ 71       $122       $262
DGPF REIT Series...........................................    $23        $ 71       $122       $262
DGPF Small Cap Value Series................................    $23        $ 71       $122       $262
DGPF Trend Series..........................................    $23        $ 70       $120       $258
DGPF International Equity Series...........................    $24        $ 74       $127       $272
DGPF Emerging Markets Series...............................    $29        $ 90       $153       $322
DGPF Balanced Series.......................................    $22        $ 69       $117       $252
DGPF Convertible Securities Series.........................    $23        $ 71       $121       $260
DGPF High Yield Series.....................................    $22        $ 68       $116       $250
DGPF Capital Reserves Series...............................    $22        $ 69       $117       $252
DGPF Strategic Income Series...............................    $23        $ 70       $119       $256
DGPF Cash Reserve Series...................................    $20        $ 62       $107       $231
DGPF Global Bond Series....................................    $23        $ 71       $122       $262
AIM V.I. Growth Fund.......................................    $22        $ 68       $116       $249
AIM V.I. High Yield Fund...................................    $26        $ 80       $137       $290
AIM V.I. International Equity Fund.........................    $24        $ 75       $128       $274
AIM V.I. Value Fund........................................    $22        $ 69       $117       $252
Alger American Leveraged AllCap Portfolio..................    $24        $ 74       $126       $270
Alger American MidCap Growth Portfolio.....................    $23        $ 71       $122       $262
Alger American Small Capitalization Portfolio..............    $24        $ 73       $125       $267
Alliance Growth Portfolio..................................    $26        $ 79       $136       $289
Alliance Growth and Income Portfolio.......................    $24        $ 75       $128       $274
Alliance Premier Growth Portfolio..........................    $28        $ 84       $144       $305
Alliance Technology Portfolio..............................    $30        $ 91       $155       $327
Franklin Small Cap Fund....................................    $25        $ 78       $133       $284
Mutual Shares Securities Fund..............................    $25        $ 77       $132       $281
Templeton Growth Securities Fund...........................    $26        $ 80       $136       $290
Templeton International Securities Fund....................    $26        $ 80       $136       $290
Pioneer Emerging Markets VCT Portfolio.....................    $36        $109       $185       $383
Pioneer Mid-Cap Value VCT Portfolio........................    $25        $ 76       $130       $278

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:



FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Growth & Income Series................................    $24        $ 75       $128       $273
DGPF Devon Series..........................................    $25        $ 76       $131       $279
DGPF Growth Opportunities Series...........................    $25        $ 78       $133       $284
DGPF U.S. Growth Series....................................    $25        $ 76       $130       $277
DGPF Select Growth Series..................................    $25        $ 77       $132       $282
DGPF Social Awareness Series...............................    $26        $ 79       $135       $287
DGPF REIT Series...........................................    $26        $ 79       $135       $287
DGPF Small Cap Value Series................................    $26        $ 79       $135       $287
DGPF Trend Series..........................................    $25        $ 78       $133       $284
DGPF International Equity Series...........................    $27        $ 82       $140       $296
DGPF Emerging Markets Series...............................    $32        $ 97       $165       $346
DGPF Balanced Series.......................................    $25        $ 76       $130       $278
DGPF Convertible Securities Series.........................    $25        $ 78       $134       $285
DGPF High Yield Series.....................................    $25        $ 75       $129       $276
DGPF Capital Reserves Series...............................    $25        $ 76       $130       $278
DGPF Strategic Income Series...............................    $25        $ 77       $132       $282
DGPF Cash Reserve Series...................................    $23        $ 70       $119       $256
DGPF Global Bond Series....................................    $26        $ 79       $135       $287
AIM V.I. Growth Fund.......................................    $24        $ 75       $129       $275
AIM V.I. High Yield Fund...................................    $29        $ 87       $149       $315
AIM V.I. International Equity Fund.........................    $27        $ 82       $141       $298
AIM V.I. Value Fund........................................    $25        $ 76       $130       $278
Alger American Leveraged AllCap Portfolio..................    $26        $ 81       $139       $294
Alger American MidCap Growth Portfolio.....................    $26        $ 79       $135       $287
Alger American Small Capitalization Portfolio..............    $26        $ 80       $137       $291
Alliance Growth Portfolio..................................    $28        $ 87       $148       $313
Alliance Growth and Income Portfolio.......................    $27        $ 82       $141       $298
Alliance Premier Growth Portfolio..........................    $30        $ 92       $156       $329
Alliance Technology Portfolio..............................    $32        $ 99       $167       $350
Franklin Small Cap Fund....................................    $28        $ 85       $145       $308
Mutual Shares Securities Fund..............................    $28        $ 84       $144       $305
Templeton Growth Securities Fund...........................    $28        $ 87       $148       $314
Templeton International Securities Fund....................    $28        $ 87       $148       $314
Pioneer Emerging Markets VCT Portfolio.....................    $38        $116       $196       $404
Pioneer Mid-Cap Value VCT Portfolio........................    $27        $ 84       $142       $302



*The Contract fee is not deducted after annuitization. A surrender charge may be assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect a life contingency option, or a noncommutable fixed period certain option of ten years or more.



**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE DELAWARE MEDALLION III VARIABLE ANNUITY?

The Delaware Medallion III variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;


    - issue age up to your 90th birthday (as long as the Annuitant is under age 90.)



The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among seventeen of the thirty-five available Sub-Accounts investing in the Underlying Funds (in addition to the DGPF Cash Reserve Series), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, the beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below: WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:


    - periodic payments for the Annuitant's lifetime;



    - periodic payments for the Annuitant's life and the life of another person selected by you;



    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;



    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.



An optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base

(less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value, increased by any positive Market Value Adjustment if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.


For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of payments are flexible, subject only to a $600 minimum for the initial payment ($1,000 in Washington) and a $50 minimum for any additional payments. (A lower initial payment amount is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


You may allocate payments among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. As of the date of this Prospectus, payments may be allocated to a maximum of seventeen variable Sub-Accounts (in addition to the DGPF Cash Reserve Series) during the life of the Contract and prior to the Annuity Date.

VARIABLE ACCOUNT. Subject to the 17 fund maximum, you have the choice of Sub-Accounts investing in the following thirty-five Underlying Funds:


DGPF Growth & Income Series              AIM V.I. Growth Fund
DGPF Devon Series                        AIM V.I. High Yield Fund
Growth Opportunities Series              AIM V.I. International Equity Fund
DGPF U.S. Growth Series                  AIM V.I. Value Fund
DGPF Select Growth Series                Alger American Leveraged AllCap Portfolio
DGPF Social Awareness Series             Alger American MidCap Growth Portfolio
DGPF REIT Series                         Alger American Small Capitalization Portfolio
DGPF Small Cap Value Series              Alliance Growth Portfolio
DGPF Trend Series                        Alliance Growth and Income Portfolio
DGPF International Equity Series         Alliance Premier Growth Portfolio
DGPF Emerging Markets Series             Alliance Technology Portfolio
DGPF Balanced Series                     Franklin Small Cap Fund
DGPF Convertible Securities Series       Mutual Shares Securities Fund
DGPF High Yield Series                   Templeton Growth Securities Fund
DGPF Capital Reserves Series             Templeton International Securities Fund
DGPF Strategic Income Series             Pioneer Emerging Markets VCT Portfolio
DGPF Cash Reserve Series                 Pioneer Mid-Cap Value VCT Portfolio
DGPF Global Bond Series



Each Underlying Fund operates pursuant to different investment objectives, discussed below, and this range of investment options enables you to allocate your money among the Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently offers nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the Guarantee Period Accounts after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS?


Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U. S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series. The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International"). A I M Advisors, Inc. is the investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds. The investment adviser of the Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio is Fred Alger Management, Inc. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products Series Fund, Inc. The investment adviser for Franklin Small Cap Fund is Franklin Advisers, Inc. The investment adviser to the Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securites Fund. Templeton Investment Counsel, Inc. is the investment adviser of the Templeton International Securities Fund. Pioneer Investment Management, Inc. is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Funds, the Guarantee Period Accounts, and the Fixed Account. As of the date of the Prospectus, transfers may be made to a maximum of seventeen variable Sub-Accounts in addition to the DGPF Cash Reserve Series during the life of the Contract. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.



You may also elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.


WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before your annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other non-natural person.) A 10% federal tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see

"Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "E. Surrender Charge" under CHARGES AND DEDUCTIONS.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:


    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;


    - Gross payments, with interest compounding daily at an effective annual yield of 5%, starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, (5% compounding not available in Hawaii and New York) decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.


This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments.) The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.



At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Accumulated Value on the Valuation Date the Company receives proof of death increased by any positive Market Value Adjustment.


(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?


If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.


Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described in "D. Premium Taxes" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Fund. The Funds will incur certain management fees and expenses which are more fully described in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For more specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.



Subject to state availability, the Company currently offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge. If you elect the Rider, a separate monthly charge is deducted from the Contract's Accumulated Value at the end of each month within which the Rider has been in effect. The charge is assessed by multiplying the Accumulated Value on the last day of each month and, if applicable, on the date the Rider is terminated by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  fifteen-year waiting period...............................  0.15%



For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.


CAN I EXAMINE THE CONTRACT?


Yes. The Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of the Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "B. Right to Cancel Individual Retirement Annuity," and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.


CAN I MAKE FUTURE CHANGES UNDER THE CONTRACT?

You can make several changes after receiving the Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

            DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND
                      THE UNDERLYING INVESTMENT COMPANIES



THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, Allmerica Financial had over $17 billion in assets and over $26 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.



THE VARIABLE ACCOUNTS. Each Company maintains a separate investment account referred to as Separate Account VA-K (the "Variable Account"). The Variable Accounts of Separate Account VA-K were authorized by votes of the Board of Directors of the Companies on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.



Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Contract described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of DGPF or its separate investment series. DGPF was established to serve as an investment vehicle for various separate accounts supporting variable insurance contracts. DGPF currently has 18 investment portfolios, each issuing a series of shares ("Series"): DGPF
Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U. S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF International Equity Series, DGPF Emerging Markets Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, DGPF Cash Reserve Series, and DGPF Global Bond Series. The assets of each Underlying Fund are held separate from the assets of the other Series. Each Series operates as a separate investment vehicle, and the income or losses of one Series have no effect on the investment performance of another Series. Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies.



The investment adviser for the DGPF Growth & Income Series, DGPF Devon Series, DGPF Growth Opportunities Series, DGPF U. S. Growth Series, DGPF Select Growth Series, DGPF Social Awareness Series, DGPF REIT Series, DGPF Small Cap Value Series, DGPF Trend Series, DGPF Balanced Series, DGPF Convertible Securities Series, DGPF High Yield Series, DGPF Capital Reserves Series, DGPF Strategic Income Series, and DGPF Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the DGPF International Equity Series, DGPF Emerging Markets Series and the DGPF Global Bond Series is Delaware International Advisers Ltd. ("Delaware International").



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, and AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.



THE ALGER AMERICAN FUND. The Alger American Fund ("Alger"), is an open-end, diversified management investment company established as a Massachusetts business trust on April 6, 1988 and registered with the SEC under the 1940 Act. The investment adviser for the Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, and Alger American Small Capitalization Portfolio is Fred Alger Management, Inc.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.  Alliance Variable Products
Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Contract. Alliance Capital Management, L.P. ("Alliance Capital"), serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion (as of December 31, 1999) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual

Advisers, LLC is the investment adviser to the Mutual Shares Securities Fund. Templeton Global Advisors Limited is the investment adviser to the Templeton Growth Securities Fund. Templeton Investment Counsel, Inc. is the investment adviser to the Templeton International Securities Fund.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio. Pioneer also provides investment research and portfolio management services to a number of other retail mutual funds and certain institutional clients. Pioneer is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"). PGI, established in 1928, is one of America's oldest investment managers and has its principal place of business at 60 State Street, Boston, Massachusetts.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information regarding the underlying investment companies may be found in the prospectuses of the Underlying Funds which accompany this Prospectus, and should be read carefully before investing. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract.


DELAWARE GROUP PREMIUM FUND:


DGPF GROWTH & INCOME SERIES -- seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income.



DGPF DEVON SERIES -- seeks current income and capital appreciation. It seeks to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes exhibit the potential for above-average dividend increases over time.



DGPF GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. This Series formerly was known as the DelCap Series.



DGPF U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation.



DGPF SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth. This Series formerly was known as the Aggressive Growth Series.



DGPF SOCIAL AWARENESS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.



DGPF REIT SERIES -- seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objective by investing in securities of companies primarily engaged in the real estate industry.



DGPF SMALL CAP VALUE SERIES -- seeks capital appreciation by investing in small-to mid- cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis also will be placed on securities of companies that temporarily may be out of favor or whose value is not yet recognized by the market.

DGPF TREND SERIES -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective.



DGPF INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.



DGPF EMERGING MARKETS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. The Series is an international fund. As such, under normal market conditions, at least 65% of the Series' assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three countries that are considered to be emerging or developing.



DGPF BALANCED SERIES -- seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. This Series formerly was known as Delaware Balanced Series.



DGPF CONVERTIBLE SECURITIES SERIES -- seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities, which may include privately placed convertible securities.



DGPF HIGH YIELD SERIES -- seeks total return and, as a secondary objective, high current income. The Series invests in rated and unrated corporate bonds (including high-yield bonds commonly known as "junk bonds"), foreign bonds, U.S. government securities and commercial paper. Please read the Series' prospectus disclosure regarding the risk factors before investing in this Series. This Series formerly was known as Delchester Series.



DGPF CAPITAL RESERVES SERIES -- seeks a high, stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.



DGPF STRATEGIC INCOME SERIES -- seeks high current income and total return. It seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities market: high yield, higher-risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed- income securities. The Series also may invest in U.S. equity securities.



DGPF CASH RESERVE SERIES -- a money market fund which seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments.



DGPF GLOBAL BOND SERIES -- seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that also may provide the potential for capital appreciation. At least 65% of the Series' assets will be invested in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of the operating income in at least three different countries, one of which may be the United States.



AIM VARIABLE INSURANCE FUNDS:



AIM V.I. GROWTH FUND -- seeks to provide growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.

AIM V.I. HIGH YIELD FUND -- seeks to achieve a high level of current income. The Fund seeks to meet this objective by investing at least 65% of the value of its assets in publicly traded, lower-quality debt securities, i.e., "junk bonds".



AIM V.I. INTERNATIONAL EQUITY FUND -- seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.



AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.



THE ALGER AMERICAN FUND:



ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential.



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on midsize companies with promising growth potential.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:



ALLIANCE GROWTH PORTFOLIO (CLASS B) -- seeks to provide long-term growth of capital. Current income is only an incidental consideration.



ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality.



ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks growth of capital by pursuing aggressive investment policies.



ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- seeks growth of capital and invests for capital appreciation. Current income is only an incidental consideration.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:



FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of small cap U.S. companies.



MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



TEMPLETON GROWTH SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in the equity securities of companies located anywhere in the world, including the U.S. and emerging markets.

TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests in the equity securities of companies located outside the U.S., including emerging markets.



PIONEER VARIABLE CONTRACTS TRUST:



PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) -- seeks long-term growth of capital. The Portfolio invests primarily in securities of issuers in countries with emerging economies or securities markets and related depositary receipts.



PIONEER MID-CAP VALUE VCT PORTFOLIO (CLASS II) -- seeks capital appreciation through a diversified portfolio of securities consisting primarily of common stocks.


There is no assurance that the investment objectives of the Underlying Funds will be met. In the event of a material change in the investment policy of a Sub-Account or the Fund in which it invests, you will be notified of the change. No material changes in the investment policy of the Variable Account or any Sub-Accounts will be made without approval pursuant to the applicable state insurance laws. If you have Contract value in that Sub-Account, the Company will transfer it without charge, on written request by you, to another Sub-Account or to the General Account. The Company must receive your written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer.

                            PERFORMANCE INFORMATION


The Delaware Medallion III Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds, and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the DGPF Cash Reserve Series refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Fund other than the DGPF Cash Reserve Series refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.



Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout Rider (M-GAP) Charge.



Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.



The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract. For more detailed information about these performance calculations, including actual formulas, see the SAI.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.


At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application for certain classes of annuity Contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.


Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all underwriting requirements are properly met. If all underwriting requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.



Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums.


    - Currently, the initial payment must be at least $600 ($1,000 in Washington).

    - Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50.

    - Each subsequent payment must be at least $50.

    - Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the DGPF Cash Reserve Series.



Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. As of the date of this Prospectus, payments may be allocated to a maximum of seventeen variable Sub-Accounts during the life of the Contract, in addition to the DGPF Cash Reserve Series. There are no restrictions on the number of times the Fixed Account and the Guarantee Period Accounts may be used over the life of the Contract.



The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If the Owner elects telephone requests, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape recorded.

B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to any local agency of the Company. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of
(a) gross payments, or (b) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  TRANSFER PRIVILEGE


At any time prior to the Annuity Date, an Owner may transfer amounts among investment options subject to the seventeen variable Sub-Account restriction discussed in "A. Payments" above. The Company will make transfers pursuant to written or telephone requests. However, as discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.



Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the DGPF Cash Reserve Series. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.



The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers in a Contract year, but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. The first automatic transfer or rebalancing under an Automatic Transfer (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Funds that it may provide such services for. The Company does not charge the Owner for providing additional support services.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the DGPF Capital Reserves Series, the Sub-Account investing in the DGPF Strategic Income Series or the Sub-Account investing in the DGPF Cash Reserve Series (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.



To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account and which use the Fixed Account as the source account for the payment from which to process automatic transfers. For more information, see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.


The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue in accordance with the most recent percentage allocation mix received until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's request to change the mix is received by the Company.


The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


E.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement" Program.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.


Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.



Each withdrawal must be a minimum of $100. Except in New York, where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender" under DESCRIPTION OF THE CONTRACT.


After the Annuity Date, withdrawals are permitted only if the Contract is annuitized under a commutable period certain option. Annuity Units equivalent in value to the amount withdrawn will be cancelled.


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals ("systematic withdrawals") from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Contracts" in General. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value as of the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout the payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.



This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value as of the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment) or
(b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or
(b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.



DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period not more than five years from the date of death; or


    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.



If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the DGPF Cash Reserve Series. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Sub-Account investing in the DGPF Cash Reserve Series. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:
(1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the DGPF Cash Reserve Series; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the DGPF Cash Reserve Series. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


I.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment. For important tax consequences which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed
90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.



Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required under some state laws). The Company reserves the right to increase these minimum amounts. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity except in the case where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and must occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.


K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity options may be funded through the DGPF Growth & Income Series, the DGPF Delaware Balanced Series, and the DGPF Capital Reserves Series. The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company.



VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- This is a variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if he or she should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.



VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY -- This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he or she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he or she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.



UNIT REFUND VARIABLE LIFE ANNUITY -- This is a variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).


Where: (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (1) (2) is the number of payments paid prior to the death of the Annuitant.



JOINT AND SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.



JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY -- This is a variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.



PERIOD CERTAIN VARIABLE ANNUITY -- This variable annuity provides periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.


The period certain option does not involve a life contingency. In the computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to elections made prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting a period certain option.

L.  ANNUITY BENEFIT PAYMENTS


DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:


    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.



    - For commutable period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


If the Owner elects the M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.



M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER



An optional M-GAP Rider is currently available in most jurisdictions for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider provides a guaranteed minimum amount of fixed lifetime income during the annuity payout phase, after a ten-year or fifteen-year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any prior Contract anniversary since the Rider effective date as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.


For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTING THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his/her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his/her 73rd birthday.

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."


    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.



TERMINATING THE M-GAP RIDER.


    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination
      (1) occurs on or within thirty days after any contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.


    - The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider.


    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                             MINIMUM
 CONTRACT      MINIMUM      GUARANTEED
ANNIVERSARY   GUARANTEED      ANNUAL
AT EXERCISE  BENEFIT BASE   INCOME(1)
-----------  ------------   ----------
    10         $162,889       $12,153
    15         $207,892       $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect M-GAP Riders issued prior to the termination date, but as noted above, Owners would not be able to repurchase a new Rider under the repurchase feature (see above, "Terminating the M-GAP Rider.")



NOTE: Adding the M-GAP Rider after the issue date and/or repurchasing the benefit will impact the Program to Protect Principal and Provide Growth Potential offered under the GPA Accounts since the M-GAP Rider charges are deducted on a pro-rata basis from all accounts including the GPA Accounts. See GUARANTEE PERIOD ACCOUNTS.


N.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity

Option Rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.


Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets, and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using an hypothetical example see the SAI. Subject to compliance with applicable state and federal law, the Company reserves the right to change the methodology for determining the net investment factor.

                             CHARGES AND DEDUCTIONS


Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and the SAIs of the Underlying Funds.


A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives, and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.


The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.



ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with the Prospectus.


B.  CONTRACT FEE


A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for a Contract issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.



Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "E. Surrender Charge" under CHARGES AND DEDUCTIONS.



C.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE



The Company currently offers an optional M-GAP Rider that may be elected by the Owner in most jurisdictions. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).



The applicable charge is assessed on the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with
 ten-year waiting period....................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
 fifteen-year waiting period................................  0.15%



For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT, above.


D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for the Contract at the time the payments are received); or

    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value of the Contract in the case of surrender and/or withdrawal of the Contract or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments - accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge followed by Old Payments may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract.

Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                 CHARGE AS PERCENTAGE OF
  YEARS FROM          NEW PAYMENTS
DATE OF PAYMENT         WITHDRAWN
---------------  -----------------------
      0-1                 7%
       2                  6%
       3                  5%
       4                  4%
       5                  3%
       6                  2%
       7                  1%
  More than 7             0%

The amount withdrawn equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.


REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by state law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.



For purposes of the above provision, "medical care facility" means any state-licensed facility (or, in a state that does not require licensing a facility that is operating pursuant to state law), providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.


Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.


In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charge applies, or both, and/or credit additional amounts on the Contract when the Contract is sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:
(1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contract is being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the contingent sales charge and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the issue date are within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; an employee of the Company, its affiliates or subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or Sub-Advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.


Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to the charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

    Where (1) is: The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed (Cumulative Earnings);

    Where (2) is: 15% of the Accumulated Value as of the Valuation Date
                  coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    Where (3) is: The amount calculated under the Company's life expectancy distribution Option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Withdrawal Without Surrender Charge will be deducted first from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.



SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Surrender Value, net of any applicable tax withholding. Subject to the same rules that are applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the greatest Withdrawal Without Surrender Charge amount available.


Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the Accumulation Unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a non-commutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If an owner of an existing fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for the Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


F.  TRANSFER CHARGE


The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 ("the 1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this annuity Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in this Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when the Contract initially was issued, and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date (subject to the Fixed Account limitations in some states; see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT). Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Cash Reserve Series. The Owner may allocate amounts to any of the Guarantee Periods available.


At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration, unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date, or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Cash Reserve Series. Where amounts automatically have been renewed in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. Under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.



MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative

Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT. A Market Value Adjustment will apply to all other transfers, withdrawals, or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]to the power of n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.


PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company then will compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, (including withdrawals made as part of a pro-rata deduction for charges under an M-GAP Rider purchased or Repurchased after issue) in order to ensure that on the last day of the Guarantee Period, the value in the Guarantee Period Account will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments" under DESCRIPTION OF THE CONTRACT.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "D. Surrender Charge" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Provisions Applicable to Qualified Employer Plans" below.


C.  TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract". Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all investment in the Contract is recovered, the entire payment is taxable. If the Annuitant dies before the investment in the Contract is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.


The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to Owners of a non-qualified Contract. Individuals purchasing a qualified Contract should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over", on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuities".

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES (TSAS). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to the Owner each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., Contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Cash Reserve Sub-Account.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for, the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other Contracts or permit a conversion between Contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.


Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies which issue variable annuities and variable life contracts ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although currently the Company and the underlying investment companies do not foresee any such disadvantages to either variable life insurance owners or variable annuity owners, they intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.


The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will be applied uniformly to all Contracts that are affected.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share.

During the annuity payout phase, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (the "NASD.") The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contract. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.


The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charge assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial adviser or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least seven full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

       If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, if the Contract is issued after the Annuitant's 81st birthday, no payments or transfers to the Fixed Account will be permitted.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Cash Reserve Series.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender based on hypothetical Accumulated Values:

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
    1     $ 54,000.00      $ 8,100.00          7%      $3,213.00
    2       58,320.00        8,748.00          6%       2,974.32
    3       62,985.60       12,985.60          5%       2,500.00
    4       68,024.45       18,024.45          4%       2,000.00
    5       73,466.40       23,466.40          3%       1,500.00
    6       79,343.72       29,343.72          2%       1,000.00
    7       85,691.21       35,691.21          1%         500.00
    8       92,546.51       45,546.51          0%           0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals of the Owner's account, based on hypothetical Accumulated Values.

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
    1      $54,000.00        $0.00      $ 8,100.00          7%          $0.00
    2       58,320.00         0.00        8,748.00          6%           0.00
    3       62,985.60         0.00       12,985.60          5%           0.00
    4       68,024.45    30,000.00       18,024.45          4%         479.02
    5       41,066.40    10,000.00        6,159.96          3%         115.20
    6       33,551.72     5,000.00        5,032.76          2%           0.00
    7       30,835.85    10,000.00        4,625.38          1%          53.75
    8       22,502.72    15,000.00        3,375.41          0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] to the power of n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*


Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.10)] to the power of 2555/365 - 1

                               =  (.98182) to the power of 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11


POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*


Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.07)] to the power of 2555/365 - 1

                               =  (1.0093) to the power of 7 - 1

                               =  .06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06694 X $62,985.60

                               =  $4,216.26


*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.



NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*


Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.11)] to the power of 2555/365 - 1

                               =  (.97297) to the power of 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Minimum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Minimum (-$10,993.51 or -$8,349.25)

                               =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*


Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1

                               =  [(1+.08)/(1+.06)] to the power of 2555/365 - 1

                               =  (1.01887) to the power of 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25


*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                        HYPOTHETICAL                 HYPOTHETICAL
      CONTRACT          ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
        YEAR               VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
---------------------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
          1              $53,000.00         $0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
          2               53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
          3                3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
          4                3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
          5                3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
          6                4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
          7                4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
          8                5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
          9                5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
         10                  691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
CONTRACT       ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------
                                   1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------
DGPF GROWTH & INCOME SERIES
Unit Value:
  Beginning of Period..........    2.672      2.433      1.883      1.582      1.178      1.197      1.051      1.000
  End of Period................    2.556      2.672      2.433      1.883      1.582      1.178      1.197      1.051
Number of Units Outstanding at
 End of Period (in
 thousands)....................  136,760    146,009    113,507     65,991     48,305     38,591     25,086      4,208

DGPF DEVON SERIES
Unit Value:
  Beginning of Period..........    1.543      1.261      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.367      1.543      1.261        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   48,519     42,690     11,585        N/A        N/A        N/A        N/A        N/A

DGPF GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..........    2.145      1.831      1.616      1.432      1.121      1.178      1.070      1.000
  End of Period................    3.447      2.145      1.831      1.616      1.432      1.121      1.178      1.070
Number of Units Outstanding at
 End of Period (in
 thousands)....................   60,264     58,454     57,025     44,667     35,204     29,100     20,802      4,534

DGPF U.S. GROWTH SERIES
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.057        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,522        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.416        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   36,671        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DGPF SOCIAL AWARENESS SERIES
Unit Value:
  Beginning of Period..........    1.448      1.272      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.613      1.448      1.272        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   17,918     17,819      4,515        N/A        N/A        N/A        N/A        N/A

                                                                YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------
                                   1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------
DGPF REIT SERIES
Unit Value:
  Beginning of Period..........    0.901      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.865      0.901        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    2,775      1,235        N/A        N/A        N/A        N/A        N/A        N/A

DGPF SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period..........    1.806      1.923      1.467      1.214      0.994      1.000      1.000        N/A
  End of Period................    1.694      1.806      1.923      1.467      1.214      0.994      1.000        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   47,718     55,136     43,269     15,725      9,467      6,040          6        N/A

DGPF TREND SERIES
Unit Value:
  Beginning of Period..........    2.036      1.779      1.486      1.358      0.989      1.007      1.000        N/A
  End of Period................    3.422      2.036      1.779      1.486      1.358      0.989      1.007        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   42,570     36,571     33,256     21,711     13,410      6,197         50        N/A

DGPF INTERNATIONAL EQUITY
 SERIES
Unit Value:
  Beginning of Period..........    1.762      1.619      1.540      1.301      1.159      1.144      1.000      1.000
  End of Period................    2.011      1.762      1.619      1.540      1.301      1.159      1.144      1.000
Number of Units Outstanding at
 End of Period (in
 thousands)....................   49,478     51,715     48,813     30,888     21,612     18,761      6,139        182

DGPF EMERGING MARKETS SERIES
Unit Value:
  Beginning of Period..........    0.586      0.880      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period................    0.856      0.586      0.880        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   10,078      6,662      4,545        N/A        N/A        N/A        N/A        N/A

DGPF BALANCED SERIES
Unit Value:
  Beginning of Period..........    2.357      2.015      1.616      1.414      1.133      1.150      1.078      1.000
  End of Period................    2.142      2.357      2.015      1.616      1.414      1.133      1.150      1.078
Number of Units Outstanding at
 End of Period (in
 thousands)....................   76,644     81,359     58,759     40,855     37,203     33,332     22,046      3,145

DGPF CONVERTIBLE SECURITIES
 SERIES
Unit Value:
  Beginning of Period..........    1.127      1.156      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.189      1.127      1.156          0        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,601      4,793      1,291        N/A        N/A        N/A        N/A        N/A

                                                                YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------------------------------------------
                                   1999       1998       1997       1996       1995       1994       1993       1992
                                 --------   --------   --------   --------   --------   --------   --------   --------
DGPF HIGH YIELD SERIES
Unit Value:
  Beginning of Period..........    1.599      1.652      1.474      1.326      1.164      1.214      1.058      1.000
  End of Period................    1.536      1.599      1.652      1.474      1.326      1.164      1.214      1.058
Number of Units Outstanding at
 End of Period (in
 thousands)....................   59,311     70,679     56,733     44,760     37,818     31,735     22,281      4,571

DGPF CAPITAL RESERVES SERIES
Unit Value:
  Beginning of Period..........    1.386      1.317      1.241      1.209      1.075      1.120      1.053      1.000
  End of Period................    1.371      1.386      1.317      1.241      1.209      1.075      1.120      1.053
Number of Units Outstanding at
 End of Period (in
 thousands)....................   25,020     28,066     20,234     20,226     19,818     20,476     16,752      3,828

DGPF STRATEGIC INCOME SERIES
Unit Value:
  Beginning of Period..........    1.065      1.052      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period................    1.015      1.065      1.052        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   17,658     17,524      5,381        N/A        N/A        N/A        N/A        N/A

DGPF CASH RESERVE SERIES
Unit Value:
  Beginning of Period..........    1.207      1.165      1.124      1.087      1.044      1.021      1.010      1.000
  End of Period................    1.248      1.207      1.165      1.124      1.087      1.044      1.021      1.010
Number of Units Outstanding at
 End of Period (in
 thousands)....................   42,241     32,501     24,014     21,519     11,568     13,998      5,483      1,387

DGPF GLOBAL BOND SERIES
Unit Value:
  Beginning of Period..........    1.172      1.102      1.107      1.000      1.000        N/A        N/A        N/A
  End of Period................    1.114      1.172      1.102      1.107      1.000        N/A        N/A        N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,052      4,991      3,950        886          0        N/A        N/A        N/A



No information is shown above for Sub-Accounts that commenced operations after December 31, 1999.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                   1999       1998       1997       1996       1995       1994
                                                 --------   --------   --------   --------   --------   --------
DGPF GROWTH & INCOME SERIES
Unit Value:
  Beginning of Period..........................   2.282      2.078      1.608      1.351      1.006      1.000
  End of Period................................   2.183      2.282      2.078      1.608      1.351      1.006
Number of Units Outstanding at End of Period
 (in thousands)................................   3,250      3,440      1,311      1,044        670        455

DGPF DEVON SERIES
Unit Value:
  Beginning of Period..........................   1.543      1.261      1.000        N/A        N/A        N/A
  End of Period................................   1.367      1.543      1.261        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................   1,871      1,558        106        N/A        N/A        N/A

DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period..........................   1.929      1.646      1.453      1.287      1.008      1.000
  End of Period................................   3.099      1.929      1.646      1.453      1.287      1.008
Number of Units Outstanding at End of Period
 (in thousands)................................   1,120        637        355        493        300        149

DGPF U.S. GROWTH SERIES
Unit Value:
  Beginning of Period..........................   1.000        N/A        N/A        N/A        N/A        N/A
  End of Period................................   1.057        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................     241        N/A        N/A        N/A        N/A        N/A

DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period..........................   1.000        N/A        N/A        N/A        N/A        N/A
  End of Period................................   1.416        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................   1,118        N/A        N/A        N/A        N/A        N/A

DGPF SOCIAL AWARENESS SERIES
Unit Value:
  Beginning of Period..........................   1.448      1.272      1.000        N/A        N/A        N/A
  End of Period................................   1.612      1.448      1.272        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................     369        394        101        N/A        N/A        N/A

DGPF REIT SERIES
Unit Value:
  Beginning of Period..........................   1.000      1.000        N/A        N/A        N/A        N/A
  End of Period................................   0.955      1.000        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................      59          0        N/A        N/A        N/A        N/A

                                                                     YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                   1999       1998       1997       1996       1995       1994
                                                 --------   --------   --------   --------   --------   --------
DGPF SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period..........................   1.820      1.938      1.478      1.223      1.002      1.000
  End of Period................................   1.707      1.820      1.938      1.478      1.223      1.002
Number of Units Outstanding at End of Period
 (in thousands)................................     823        731        235        204        146         82

DGPF TREND SERIES
Unit Value:
  Beginning of Period..........................   2.104      1.839      1.536      1.404      1.022      1.000
  End of Period................................   3.537      2.104      1.839      1.536      1.404      1.022
Number of Units Outstanding at End of Period
 (in thousands)................................   1,269      1,099      1,579        285      1,486        790

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period..........................   1.527      1.403      1.335      1.128      1.004      1.000
  End of Period................................   1.743      1.527      1.403      1.335      1.128      1.004
Number of Units Outstanding at End of Period
 (in thousands)................................     888        652        554      2,244        358        193

DGPF EMERGING MARKETS SERIES
Unit Value:
  Beginning of Period..........................   0.502      0.754      1.000        N/A        N/A        N/A
  End of Period................................   0.734      0.502      0.754        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................     756        184          1        N/A        N/A        N/A

DGPF BALANCED SERIES
Unit Value:
  Beginning of Period..........................   2.063      1.764      1.415      1.238      0.991      1.000
  End of Period................................   1.875      2.063      1.764      1.415      1.238      0.991
Number of Units Outstanding at End of Period
 (in thousands)................................   1,290      1,070        420        405        304        173

DGPF CONVERTIBLE SECURITIES SERIES
Unit Value:
  Beginning of Period..........................   1.127      1.156      1.000        N/A        N/A        N/A
  End of Period................................   1.188      1.127      1.156        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................     432        375         84        N/A        N/A        N/A

DGPF HIGH YIELD SERIES
Unit Value:
  Beginning of Period..........................   1.346      1.391      1.240      1.116      0.980      1.000
  End of Period................................   1.293      1.346      1.391      1.240      0.116      0.098
Number of Units Outstanding at End of Period
 (in thousands)................................   3,190      3,962      1,388      1,003        670        287

                                                                     YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                   1999       1998       1997       1996       1995       1994
                                                 --------   --------   --------   --------   --------   --------
DGPF CAPITAL RESERVES SERIES
Unit Value:
  Beginning of Period..........................   1.278      1.214      1.144      1.115      0.991      1.000
  End of Period................................   1.264      1.278      1.214      1.144      1.115      0.991
Number of Units Outstanding at End of Period
 (in thousands)................................     937      1,069        287        208        195        181

DGPF STRATEGIC INCOME SERIES
Unit Value:
  Beginning of Period..........................   1.065      1.052      1.000        N/A        N/A        N/A
  End of Period................................   1.016      1.065      1.052        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................   1,882      1,799        276        N/A        N/A        N/A

DGPF CASH RESERVE SERIES
Unit Value:
  Beginning of Period..........................   1.179      1.138      1.096      1.059      1.018      1.000
  End of Period................................   1.219      1.179      1.138      1.096      1.059      1.018
Number of Units Outstanding at End of Period
 (in thousands)................................   2,558      1,603        401        125        126        302

DGPF GLOBAL BOND SERIES
Unit Value:
  Beginning of Period..........................   1.171      1.102      1.107      1.000      1.000        N/A
  End of Period................................   1.113      1.171      1.102      1.107      1.000        N/A
Number of Units Outstanding at End of Period
 (in thousands)................................      63         31          7          0        N/A        N/A



No information is shown above for the Sub-Accounts that commenced operations after December 31, 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS









THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE DELAWARE MEDALLION PROSPECTUS OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2000 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-2124.




                                DATED MAY 1, 2000











FAFLIC Delaware Medallion

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT
  AND THE COMPANY                                                              3

SERVICES                                                                       3

UNDERWRITERS                                                                   3

ANNUITY BENEFIT PAYMENTS                                                       4

EXCHANGE OFFER                                                                 6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    7

PERFORMANCE INFORMATION                                                        8

FINANCIAL STATEMENTS                                                         F-1


                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, the Company and its subsidiaries had over $43 billion in combined assets and over $25 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other state and jurisdictions in which it is licensed to operate.

Currently, 35 Sub-Accounts of the Variable Account are available under the Delaware Medallion III contract (the "Contract") and Delaware Medallion I contract (Form A3019-94-GRC), a predecessor contract no longer being sold. Delaware I and III are referred to collectively as "the contracts." Each Sub-Account invests in a corresponding investment portfolio of Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT").


The Fund is an open-end, diversified management investment company. Eighteen different investment series of DGPF are available under the Contract: the DGPF Growth & Income Series, DGPF High Yield Series (formerly Delchester Series), DGPF Capital Reserves Series, DGPF Cash Reserve Series, DGPF Growth Opportunities Series (formerly DelCap Series), DGPF U.S. Growth Series, DGPF Select Growth Series (formerly Aggressive Growth Series), DGPF Balanced Series (formerly Delaware Balanced Series), DGPF Small Cap Value Series, DGPF Trend Series, DGPF Global Bond Series, DGPF International Equity Series,

DGPF Strategic Income Series, DGPF Devon Series, DGPF Emerging Markets Series, DGPF Convertible Securities Series, DGPF REIT Series, and DGPF Social Awareness Series. Four funds of AVIF are available under the Contract: the AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund and AIM V.I. High Yield Fund. Three portfolios of Alger are available under the Contract: the Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio. Four Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Portfolio and Alliance Technology Portfolio. Four funds of FT VIP are available under the
Contract: the Franklin Small Cap Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund and Templeton International Securities Fund. Two Pioneer VCT portfolios are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio (together, the "Underlying Funds"). Each Underlying Fund has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Account are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of Separate Account VA-K of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly owned subsidiary of the Company, and presently is indirectly wholly owned by the Company.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% is paid to Delaware Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Delaware Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account, in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all Delaware contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $189,715, $1,339,187 and $546,848.


No commissions were retained by Allmerica Investments for sales of all Delaware contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period............................$ 1.135000

(2) Value of Assets -- Beginning of Valuation Period................................$5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses....................$   1,675


                                       4

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)........0.000335

(5) Annual Charge (one-day equivalent of 1.40% per annum).............................0.000039

(6) Net Investment Rate (4) - (5).....................................................0.000296

(7) Net Investment Factor 1.000000 + (6)..............................................1.000296

(8) Accumulation Unit Value -- Current Period (1) x (7).............................$ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.


Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.


METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A. VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by AFLIAC on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus, i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, the prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) is no longer a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B. FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, Allmerica Financial Life Insurance and Annuity Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Fund to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Fund. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C. EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM


To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:


        -  must be new payments to the Contract, including the initial payment,


        - must be allocated to the Fixed Account, which will be the source account,


        - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and


        -  will receive the enhanced rate while they remain in the Fixed
           Account.


Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:


        - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.


        - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.


        - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC") The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)    =    ERV

         Where: P    =    a hypothetical initial payment to the Variable Account
                          of $1,000

                 T   =    average annual total return

                 n   =    number of years

               ERV   =    the ending redeemable value of the $1,000 payment at
                          the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

                CONTRACT FORM A3019-GRC-94 (DELAWARE MEDALLION I)
            ---------------------------------------------------------
                      (NO GUARANTEE PERIOD ACCOUNT OPTIONS)

          YEARS FROM DATE OF               CHARGE AS PERCENTAGE OF
          PAYMENT TO DATE OF                NEW PURCHASE PAYMENTS
             WITHDRAWAL                           WITHDRAWN*
      -----------------------------------------------------------------
                0-3                                   7%
                 4                                    6%
                 5                                    5%
                 6                                    4%
                 7                                    3%
            Thereafter                                0%
      -----------------------------------------------------------------

               CONTRACT FORM A3025-GRC-96 (DELAWARE MEDALLION III)
            ---------------------------------------------------------
                     (WITH GUARANTEE PERIOD ACCOUNT OPTIONS)

         YEARS FROM DATE OF                 CHARGE AS PERCENTAGE OF
         PAYMENT TO DATE OF                  NEW PURCHASE PAYMENTS
             WITHDRAWAL                           WITHDRAWN*
      -----------------------------------------------------------------
                0-1                                   7%
                 2                                    6%
                 3                                    5%
                 4                                    4%
                 5                                    3%
                 6                                    2%
                 7                                    1%
            Thereafter                                0%
      -----------------------------------------------------------------

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)     =  EV

         Where:   P   =  a hypothetical initial payment to the Variable Account
                         of $1,000

                  T   =  average annual total return

                  n   =  number of years

                  EV  =  the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Account. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             DELAWARE MEDALLION III

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                        TOTAL RETURN                    SINCE
SUB-ACCOUNT INVESTING IN                               SUB-ACCOUNT     FOR YEAR ENDED                INCEPTION OF
UNDERLYING FUND                                       INCEPTION DATE      12/31/99       5 YEARS     SUB-ACCOUNT
---------------                                       --------------      --------       -------     -----------
DGPF Growth & Income Series.........................      5/1/94           -10.61%        16.05%        14.16%
DGPF Devon Series...................................      5/1/97           -16.83%         N/A          10.72%
DGPF Growth Opportunities Series....................     4/20/94            53.42%        24.69%        21.54%
DGPF U.S. Growth Series.............................     11/16/99            N/A           N/A          -0.57%
DGPF Select Growth Series...........................      5/3/99             N/A           N/A          34.56%
DGPF Social Awareness Series........................      5/1/97             4.63%         N/A          18.13%
DGPF REIT Series....................................     8/20/99             N/A           N/A         -10.16%
DGPF Small Cap Value Series.........................     5/11/94           -12.03%        10.67%         9.51%
DGPF Trend Series...................................     5/11/94            60.80%        27.70%        24.70%
DGPF International Equity Series....................     4/20/94            7.12%         10.86%         9.62%
DGPF Emerging Markets Series........................      5/1/97            39.19%         N/A         -12.42%
DGPF Balanced Series................................     4/20/94           -14.81%        13.01%        11.21%
DGPF Convertible Securities Series..................      5/1/97            -0.85%         N/A           4.93%
DGPF High Yield Series..............................     5/23/94           -10.04%         4.90%         4.04%
DGPF Capital Reserves Series........................     6/23/94            -7.06%         4.42%         3.96%
DGPF Strategic Income Series........................      5/1/97           -10.48%         N/A          -1.21%
DGPF Cash Reserve Series............................     4/ 7/94            -2.84%         3.10%         3.17%
DGPF Global Bond Series.............................      5/1/96           -10.61%         N/A           2.00%
AIM V.I. Growth Fund................................       N/A               N/A           N/A           N/A
AIM V.I. High Yield Fund............................       N/A               N/A           N/A           N/A
AIM V.I. International Equity Fund..................       N/A               N/A           N/A           N/A
AIM V.I. Value Fund.................................       N/A               N/A           N/A           N/A
Alger American Leveraged AllCap Portfolio...........       N/A               N/A           N/A           N/A
Alger American MidCap Growth Portfolio..............       N/A               N/A           N/A           N/A
Alger American Small Capitalization Portfolio.......       N/A               N/A           N/A           N/A
Alliance Growth Portfolio...........................       N/A               N/A           N/A           N/A
Alliance Growth and Income Portfolio................       N/A               N/A           N/A           N/A
Alliance Premier Growth Portfolio...................       N/A               N/A           N/A           N/A
Alliance Technology Portfolio.......................       N/A               N/A           N/A           N/A
Mutual Shares Securities Fund.......................       N/A               N/A           N/A           N/A
Franklin Small Cap Fund.............................       N/A               N/A           N/A           N/A
Templeton Growth Securities Fund....................       N/A               N/A           N/A           N/A
Templeton International Securities Fund.............       N/A               N/A           N/A           N/A
Pioneer Emerging Markets VCT Portfolio..............       N/A               N/A           N/A           N/A
Pioneer Mid-Cap Value VCT Portfolio.................       N/A               N/A           N/A           N/A

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                        TOTAL RETURN                    SINCE
SUB-ACCOUNT INVESTING IN                               SUB-ACCOUNT     FOR YEAR ENDED               INCEPTION OF
UNDERLYING FUND                                      INCEPTION DATE       12/31/99       5 YEARS     SUB-ACCOUNT
---------------                                      --------------       --------       -------     -----------
DGPF Growth & Income Series.........................     5/1/94            -4.34%         16.75%       14.76%
DGPF Devon Series...................................     5/1/97           -11.39%          N/A         12.42%
DGPF Growth Opportunities Series....................     4/20/94           60.67%         25.20%       21.96%
DGPF U.S. Growth Series.............................    11/16/99            N/A            N/A          5.72%
DGPF Select Growth Series...........................     5/3/99             N/A            N/A         41.57%
DGPF Social Awareness Series........................     5/1/97            11.33%          N/A         19.61%
DGPF REIT Series....................................     8/20/99            N/A            N/A         -4.48%
DGPF Small Cap Value Series.........................     5/11/94           -6.19%         11.25%        9.94%
DGPF Trend Series...................................     5/11/94           68.07%         28.18%       25.10%
DGPF International Equity Series....................     4/20/94           14.14%         11.66%       10.24%
DGPF Emerging Markets Series........................     5/1/97            46.20%          N/A        -10.96%
DGPF Balanced Series................................     4/20/94           -9.14%         13.59%       11.66%
DGPF Convertible Securities Series..................     5/1/97             5.47%          N/A          6.68%
DGPF High Yield Series..............................     5/23/94           -3.94%          5.71%        4.69%
DGPF Capital Reserves Series........................     6/23/94           -1.09%          4.98%        4.33%
DGPF Strategic Income Series........................     5/1/97            -4.64%          N/A          0.58%
DGPF Cash Reserve Series............................     4/ 7/94            3.37%          3.66%        3.51%
DGPF Global Bond Series.............................     5/1/96            -4.95%          N/A          2.97%
AIM V.I. Growth Fund................................       N/A              N/A            N/A          N/A
AIM V.I. High Yield Fund............................       N/A              N/A            N/A          N/A
AIM V.I. International Equity Fund..................       N/A              N/A            N/A          N/A
AIM V.I. Value Fund.................................       N/A              N/A            N/A          N/A
Alger American Leveraged AllCap Portfolio...........       N/A              N/A            N/A          N/A
Alger American MidCap Growth Portfolio..............       N/A              N/A            N/A          N/A
Alger American Small Capitalization Portfolio.......       N/A              N/A            N/A          N/A
Alliance Growth Portfolio...........................       N/A              N/A            N/A          N/A
Alliance Growth and Income Portfolio................       N/A              N/A            N/A          N/A
Alliance Premier Growth Portfolio...................       N/A              N/A            N/A          N/A
Alliance Technology Portfolio.......................       N/A              N/A            N/A          N/A
Mutual Shares Securities Fund.......................       N/A              N/A            N/A          N/A
Franklin Small Cap Fund.............................       N/A              N/A            N/A          N/A
Templeton Growth Securities Fund....................       N/A              N/A            N/A          N/A
Templeton International Securities Fund.............       N/A              N/A            N/A          N/A
Pioneer Emerging Markets VCT Portfolio..............       N/A              N/A            N/A          N/A
Pioneer Mid-Cap Value VCT Portfolio.................       N/A              N/A            N/A          N/A

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                      10 YEARS (OR
                                                       UNDERLYING        TOTAL RETURN                   SINCE
SUB-ACCOUNT INVESTING IN                                 FUND           FOR YEAR ENDED                INCEPTION IF
UNDERLYING FUND                                      INCEPTION DATE        12/31/99      5 YEARS         LESS)
---------------                                      --------------        --------      -------         -----
DGPF Growth & Income Series.........................     7/28/88            -10.61%       16.05%          9.97%
DGPF Devon Series...................................     5/1/97             -16.83%        N/A           10.72%
DGPF Growth Opportunities Series....................     7/12/91             53.42%       24.69%         15.84%
DGPF U.S. Growth Series.............................    11/16/99              N/A          N/A           -0.57%
DGPF Select Growth Series...........................     5/3/99               N/A          N/A           34.56%
DGPF Social Awareness Series........................     5/1/97               4.63%        N/A           18.13%
DGPF REIT Series....................................     5/1/98              -9.68%        N/A          -11.11%
DGPF Small Cap Value Series.........................    12/27/93            -12.03%       10.67%          9.21%
DGPF Trend Series...................................    12/27/93             60.80%       27.70%         22.61%
DGPF International Equity Series....................    10/29/92              7.12%       10.86%          9.96%
DGPF Emerging Markets Series........................     5/1/97              39.19%        N/A          -12.42%
DGPF Balanced Series................................     7/28/88            -14.81%       13.01%         10.20%
DGPF Convertible Securities Series..................     5/1/97              -0.85%        N/A            4.93%
DGPF High Yield Series..............................     7/28/88            -10.04%        4.90%          6.99%
DGPF Capital Reserves Series........................     7/28/88             -7.06%        4.42%          4.61%
DGPF Strategic Income Series........................     5/1/97             -10.48%        N/A           -1.21%
DGPF Cash Reserve Series............................     7/28/88             -2.84%        3.10%          3.32%
DGPF Global Bond Series.............................     5/1/96             -10.61%        N/A            2.00%
AIM V.I. Growth Fund................................     5/3/93              26.34%       27.59%         21.10%
AIM V.I. High Yield Fund............................     5/1/98               2.49%         N/A          -3.52%
AIM V.I. International Equity Fund..................     5/5/93              45.87%       19.93%         17.06%
AIM V.I. Value Fund.................................     5/5/93              21.29%       25.39%         21.35%
Alger American Leveraged AllCap Portfolio...........     1/25/95             68.57%        N/A           44.17%
Alger American MidCap Growth Portfolio..............     5/3/93              22.26%       23.73%         22.72%
Alger American Small Capitalization Portfolio.......     9/21/88             34.40%       20.64%         16.56%
Alliance Growth Portfolio*..........................       N/A                N/A          N/A            N/A
Alliance Growth and Income Portfolio*...............       N/A                N/A          N/A            N/A
Alliance Premier Growth Portfolio...................     6/26/92             23.46%       33.93%         24.40%
Alliance Technology Portfolio.......................     1/11/96             66.25%        N/A           33.45%
Mutual Shares Securities Fund**.....................     11/8/96             4.89%         N/A            7.18%
Franklin Small Cap Fund**...........................     11/1/95             86.68%        N/A           27.38%
Templeton Growth Securities Fund**..................     3/15/94             12.04%       13.13%         11.50%
Templeton International Securities Fund**...........     1/27/92             17.58%       12.95%         10.69%
Pioneer Emerging Markets VCT Portfolio..............    10/30/98             69.23%        N/A           61.55%
Pioneer Mid-Cap Value VCT Portfolio.................     3/1/95              4.90%         N/A           11.03%


*    Performance figures are not available.


**   These are hypothetical performance figures for Class 2 shares. The figures are based upon the historical performance of the Class 1 shares increased by 0.25% to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                       10 YEARS (OR
                                                       UNDERLYING        TOTAL RETURN                    SINCE
SUB-ACCOUNT INVESTING IN                                  FUND          FOR YEAR ENDED                 INCEPTION IF
UNDERLYING FUND                                       INCEPTION DATE       12/31/99      5 YEARS          LESS)
---------------                                       --------------       --------      -------          -----
DGPF Growth & Income Series.........................     7/28/88             -4.34%       16.75%          10.41%
DGPF Devon Series...................................      5/1/97            -11.39%        N/A            12.42%
DGPF Growth Opportunities Series....................     7/12/91             60.67%       25.20%          16.14%
DGPF U.S. Growth Series.............................     11/16/99             N/A          N/A             5.72%
DGPF Select Growth Series...........................      5/3/99              N/A          N/A            41.57%
DGPF Social Awareness Series........................      5/1/97             11.33%        N/A            19.61%
DGPF REIT Series....................................      5/1/98             -3.97%        N/A            -8.27%
DGPF Small Cap Value Series.........................     12/27/93            -6.19%       11.25%           9.54%
DGPF Trend Series...................................     12/27/93            68.07%       28.18%          22.98%
DGPF International Equity Series....................     10/29/92            14.14%       11.66%          10.39%
DGPF Emerging Markets Series........................      5/1/97             46.20%        N/A           -10.96%
DGPF Balanced Series................................     7/28/88             -9.14%       13.59%          10.41%
DGPF Convertible Securities Series..................      5/1/97              5.47%         N/A            6.68%
DGPF High Yield Series..............................     7/28/88             -3.94%        5.71%           7.27%
DGPF Capital Reserves Series........................     7/28/88             -1.09%        4.98%           4.66%
DGPF Strategic Income Series........................      5/1/97             -4.64%        N/A            0.58%
DGPF Cash Reserve Series............................     7/28/88              3.37%        3.66%           3.35%
DGPF Global Bond Series.............................      5/1/96             -4.95%        N/A             2.97%
AIM V.I. Growth Fund................................      5/3/93             33.34%       27.83%          21.11%
AIM V.I. High Yield Fund............................      5/1/98              8.98%         N/A           -0.43%
AIM V.I. International Equity Fund..................      5/5/93             52.87%       20.22%          17.07%
AIM V.I. Value Fund.................................      5/5/93             28.29%       25.64%          21.41%
Alger American Leveraged AllCap Portfolio...........     1/25/95             75.57%        N/A            44.37%
Alger American MidCap Growth Portfolio..............      5/3/93             30.00%       24.37%          22.89%
Alger American Small Capitalization Portfolio.......     9/21/88             41.41%       20.93%          16.56%
Alliance Growth Portfolio*..........................       N/A                N/A          N/A             N/A
Alliance Growth and Income Portfolio*...............       N/A                N/A          N/A             N/A
Alliance Premier Growth Portfolio...................     6/26/92             30.46%       34.13%          24.44%
Alliance Technology Portfolio.......................     1/11/96             73.25%        N/A            33.99%
Mutual Shares Securities Fund**.....................     11/8/96             11.53%        N/A             8.54%
Franklin Small Cap Fund**...........................     11/1/95             93.69%        N/A            27.83%
Templeton Growth Securities Fund**..................     3/15/94             19.04%       13.50%          11.81%
Templeton International Securities Fund**...........     1/27/92             24.59%       13.32%          10.76%
Pioneer Emerging Markets VCT Portfolio..............     10/30/98            76.24%        N/A            67.07%
Pioneer Mid-Cap Value VCT Portfolio.................      3/1/95             11.54%        N/A            11.59%


*    Performance figures are not available.


**   These are hypothetical performance figures for Class 2 shares. The figures are based upon the historical performance of the Class 1 shares increased by 0.25% to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                 DELAWARE MEDALLION I (POLICY FORM A3019-94GRC)

                                    TABLE 1A
         AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS ENDING
                                DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                       TOTAL RETURN
                                                                         FOR YEAR                     SINCE
SUB-ACCOUNT INVESTING IN                              SUB-ACCOUNT         ENDED                    INCEPTION OF
UNDERLYING FUND                                     INCEPTION DATE       12/31/99       5 YEARS    SUB-ACCOUNT
---------------                                     --------------       --------       -------    -----------
DGPF Growth & Income Series........................     5/1/94           -10.94%        15.83%       13.98%
DGPF Devon Series..................................     5/1/97           -17.14%         N/A         10.08%
DGPF Growth Opportunities Series...................     4/20/94           53.42%        24.52%       21.40%
DGPF U.S. Growth Series............................    11/16/99            N/A            N/A        -0.57%
DGPF Select Growth Series..........................     5/3/99             N/A            N/A        34.56%
DGPF Social Awareness Series.......................     5/1/97             4.25%          N/A        17.56%
DGPF REIT Series...................................     8/20/99            N/A            N/A       -10.50%
DGPF Small Cap Value Series........................     5/11/94          -12.35%        10.51%        9.28%
DGPF Trend Series..................................     5/11/94           60.80%        27.72%       24.58%
DGPF International Equity Series...................     4/20/94            6.90%        10.60%        9.39%
DGPF Emerging Markets Series.......................     5/1/97            39.19%         N/A        -13.13%
DGPF Balanced Series...............................     4/20/94          -15.13%        12.77%       11.00%
DGPF Convertible Securities Series.................     5/1/97            -1.22%         N/A          4.24%
DGPF High Yield Series.............................     5/23/94          -10.37%         4.56%        3.74%
DGPF Capital Reserves Series.......................     6/23/94           -7.41%         4.08%        3.65%
DGPF Strategic Income Series.......................     5/1/97           -10.81%          N/A        -2.01%
DGPF Cash Reserve Series...........................     4/ 7/94           -3.20%         2.74%        2.87%
DGPF Global Bond Series............................     5/1/96           -10.94%          N/A         1.42%
AIM V.I. Growth Fund...............................       N/A              N/A            N/A          N/A
AIM V.I. High Yield Fund...........................       N/A              N/A            N/A          N/A
AIM V.I. International Equity Fund.................       N/A              N/A            N/A          N/A
AIM V.I. Value Fund................................       N/A              N/A            N/A          N/A
Alger American Leveraged AllCap Portfolio..........       N/A              N/A            N/A          N/A
Alger American MidCap Growth Portfolio.............       N/A              N/A            N/A          N/A
Alger American Small Capitalization Portfolio......       N/A              N/A            N/A          N/A
Alliance Growth Portfolio..........................       N/A              N/A            N/A          N/A
Alliance Growth and Income Portfolio...............       N/A              N/A            N/A          N/A
Alliance Premier Growth Portfolio..................       N/A              N/A            N/A          N/A
Alliance Technology Portfolio......................       N/A              N/A            N/A          N/A
Mutual Shares Securities Fund......................       N/A              N/A            N/A          N/A
Franklin Small Cap Fund............................       N/A              N/A            N/A          N/A
Templeton Growth Securities Fund...................       N/A              N/A            N/A          N/A
Templeton International Securities Fund............       N/A              N/A            N/A          N/A
Pioneer Emerging Markets VCT Portfolio.............       N/A              N/A            N/A          N/A
Pioneer Mid-Cap Value VCT Portfolio................       N/A              N/A            N/A          N/A

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                                     TOTAL RETURN
                                                                       FOR YEAR                    SINCE
SUB-ACCOUNT INVESTING  IN                           SUB-ACCOUNT          ENDED                  INCEPTION OF
UNDERLYING FUND                                   INCEPTION DATE       12/31/99       5 YEARS   SUB-ACCOUNT
---------------                                   --------------       --------       -------   -----------
DGPF Growth & Income Series......................     5/1/94             -4.34%        16.75%      14.77%
DGPF Devon Series................................     5/1/97            -11.39%         N/A        12.42%
DGPF Growth Opportunities Series.................     4/20/94            60.67%        25.20%      21.96%
DGPF U.S. Growth Series..........................    11/16/99             N/A           N/A         5.72%
DGPF Select Growth Series........................     5/3/99              N/A           N/A        41.57%
DGPF Social Awareness Series.....................     5/1/97             11.33%         N/A        19.61%
DGPF REIT Series.................................     8/20/99             N/A           N/A        -4.48%
DGPF Small Cap Value Series......................     5/11/94            -6.19%        11.25%       9.95%
DGPF Trend Series................................     5/11/94            68.07%        28.18%      25.11%
DGPF International Equity Series.................     4/20/94            14.14%        11.66%      10.24%
DGPF Emerging Markets Series.....................     5/1/97             46.20%         N/A       -10.96%
DGPF Balanced Series.............................     4/20/94            -9.14%        13.59%      11.66%
DGPF Convertible Securities Series...............     5/ 1/97             5.47%          N/A        6.68%
DGPF High Yield Series...........................     5/23/94            -3.94%         5.71%       4.69%
DGPF Capital Reserves Series.....................     6/23/94            -1.09%         4.98%       4.33%
DGPF Strategic Income Series.....................     5/1/97             -4.64%         N/A         0.58%
DGPF Cash Reserve Series.........................     4/ 7/94             3.37%         3.66%       3.51%
DGPF Global Bond Series..........................     5/1/96             -4.95%         N/A         2.97%
AIM V.I. Growth Fund.............................       N/A               N/A           N/A         N/A
AIM V.I. High Yield Fund.........................       N/A               N/A           N/A         N/A
AIM V.I. International Equity Fund...............       N/A               N/A           N/A         N/A
AIM V.I. Value Fund..............................       N/A               N/A           N/A         N/A
Alger American Leveraged AllCap Portfolio........       N/A               N/A           N/A         N/A
Alger American MidCap Growth Portfolio...........       N/A               N/A           N/A         N/A
Alger American Small Capitalization Portfolio....       N/A               N/A           N/A         N/A
Alliance Growth Portfolio........................       N/A               N/A           N/A         N/A
Alliance Growth and Income Portfolio.............       N/A               N/A           N/A         N/A
Alliance Premier Growth Portfolio................       N/A               N/A           N/A         N/A
Alliance Technology Portfolio....................       N/A               N/A           N/A         N/A
Mutual Shares Securities Fund....................       N/A               N/A           N/A         N/A
Franklin Small Cap Fund..........................       N/A               N/A           N/A         N/A
Templeton Growth Securities Fund.................       N/A               N/A           N/A         N/A
Templeton International Securities Fund..........       N/A               N/A           N/A         N/A
Pioneer Emerging Markets VCT Portfolio...........       N/A               N/A           N/A         N/A
Pioneer Mid-Cap Value VCT Portfolio..............       N/A               N/A           N/A         N/A

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                    TOTAL RETURN                 10 YEARS
                                                    UNDERLYING        FOR YEAR                   (OR SINCE
SUB-ACCOUNT INVESTING IN                               FUND            ENDED                    INCEPTION IF
UNDERLYING FUND                                   INCEPTION DATE      12/31/99       5 YEARS       LESS)
---------------                                   --------------      --------       -------       -----
DGPF Growth & Income Series......................    7/28/88           -10.94%        15.83%        9.97%
DGPF Devon Series................................     5/1/97           -17.14%         N/A         10.08%
DGPF Growth Opportunities Series.................    7/12/91            53.42%        24.52%       15.84%
DGPF U. S. Growth Series.........................    11/16/99            N/A           N/A         -0.57%
DGPF Select Growth Series........................     5/3/99             N/A           N/A         34.56%
DGPF Social Awareness Series.....................     5/1/97             4.25%         N/A         17.56%
DGPF REIT Series.................................     5/1/98           -10.02%         N/A        -11.58%
DGPF Small Cap Value Series......................    12/27/93          -12.35%        10.51%        8.99%
DGPF Trend Series................................    12/27/93           60.80%        27.72%       22.50%
DGPF International Equity Series.................    10/29/92            6.90%        10.60%        9.96%
DGPF Emerging Markets Series.....................     5/1/97            39.19%         N/A        -13.13%
DGPF Balanced Series.............................    7/28/88           -15.13%        12.77%       10.20%
DGPF Convertible Securities Series...............     5/1/97            -1.22%         N/A          4.24%
DGPF High Yield Series...........................    7/28/88           -10.37%         4.56%        6.99%
DGPF Capital Reserves Series.....................    7/28/88            -7.41%         4.08%        4.61%
DGPF Strategic Income Series.....................     5/1/97           -10.81%         N/A         -2.01%
DGPF Cash Reserve Series.........................    7/28/88            -3.20%         2.74%        3.32%
DGPF Global Bond Series..........................     5/1/96           -10.94%         N/A          1.42%
AIM V.I. Growth Fund.............................     5/3/93            26.34%        27.44%       21.10%
AIM V.I. High Yield Fund.........................     5/1/98             2.11%          N/A        -4.25%
AIM V.I. International Equity Fund...............     5/5/93            45.87%        19.73%       17.06%
AIM V.I. Value Fund..............................     5/5/93            21.29%        25.23%       21.25%
Alger American Leveraged AllCap Portfolio........    1/25/95            68.57%         N/A         44.07%
Alger American MidCap Growth Portfolio...........     5/3/93            23.00%        23.95%       22.38%
Alger American Small Capitalization Portfolio....    9/21/88            34.40%        20.45%       16.56%
Alliance Growth Portfolio*.......................      N/A               N/A           N/A          N/A
Alliance Growth and Income Portfolio*............      N/A               N/A           N/A          N/A
Alliance Premier Growth Portfolio................    6/26/92            23.46%        33.81%       24.34%
Alliance Technology Portfolio....................    1/11/96            66.25%         N/A         33.23%
Mutual Shares Securities Fund**..................    11/8/96            4.53%          N/A         6.63%
Franklin Small Cap Fund**........................    11/1/95            86.68%         N/A         27.16%
Templeton Growth Securities Fund**...............    3/15/94            12.04%        12.88%       11.29%
Templeton International Securities Fund**........    1/27/92            17.58%        12.71%       10.57%
Pioneer Emerging Markets VCT Portfolio...........    10/30/98           69.23%         N/A         61.55%
Pioneer Mid-Cap Value VCT Portfolio..............     3/1/95            4.53%          N/A         10.76%


*    Performance figures are not available.


**   These are hypothetical performance figures for Class 2 shares. The figures are based upon the historical performance of the Class 1 shares increased by 0.25% to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                                    TOTAL RETURN                  10 YEARS
                                                    UNDERLYING        FOR YEAR                   (OR SINCE
SUB-ACCOUNT INVESTING IN                              FUND             ENDED                    INCEPTION IF
UNDERLYING FUND                                   INCEPTION DATE      12/31/99       5 YEARS       LESS)
---------------                                   --------------      --------       -------       -----
DGPF Growth & Income Series......................    7/28/88            -4.34%        16.75%       10.41%
DGPF Devon Series................................     5/1/97           -11.39%         N/A         12.42%
DGPF Growth Opportunities Series.................    7/12/91            60.67%        25.20%       16.14%
DGPF U.S. Growth Series..........................    11/16/99            N/A           N/A          5.72%
DGPF Select Growth Series........................     5/3/99             N/A           N/A         41.57%
DGPF Social Awareness Series.....................     5/1/97            11.33%         N/A         19.61%
DGPF REIT Series.................................     5/1/98            -3.97%         N/A         -8.27%
DGPF Small Cap Value Series......................    12/27/93           -6.19%        11.25%        9.54%
DGPF Trend Series................................    12/27/93           68.07%        28.18%       22.98%
DGPF International Equity Series.................    10/29/92           14.14%        11.66%       10.39%
DGPF Emerging Markets Series.....................     5/1/97            46.20%         N/A        -10.96%
DGPF Balanced Series.............................    7/28/88            -9.14%        13.59%       10.41%
DGPF Convertible Securities Series...............     5/1/97             5.47%          N/A         6.68%
DGPF High Yield Series...........................    7/28/88            -3.94%        5.71%         7.27%
DGPF Capital Reserves Series.....................    7/28/88            -1.09%         4.98%        4.66%
DGPF Strategic Income Series.....................     5/1/97            -4.64%         N/A          0.58%
DGPF Cash Reserve Series.........................    7/28/88             3.37%         3.66%        3.35%
DGPF Global Bond Series..........................     5/1/96            -4.95%         N/A          2.97%
AIM V.I. Growth Fund.............................     5/3/93            33.34%        27.83%       21.11%
AIM V.I. High Yield Fund.........................     5/1/98             8.98%          N/A        -0.43%
AIM V.I. International Equity Fund...............     5/5/93            52.87%        20.22%       17.07%
AIM V.I. Value Fund..............................     5/5/93            28.29%        25.64%       21.41%
Alger American Leveraged AllCap Portfolio........    1/25/95            75.57%         N/A         44.37%
Alger American MidCap Growth Portfolio...........     5/3/93            30.00%        24.37%       22.89%
Alger American Small Capitalization Portfolio....    9/21/88            41.41%        20.93%       16.56%
Alliance Growth Portfolio*.......................      N/A               N/A           N/A          N/A
Alliance Growth and Income Portfolio*............      N/A               N/A           N/A          N/A
Alliance Premier Growth Portfolio................    6/26/92            30.46%        34.13%       24.44%
Alliance Technology Portfolio....................    1/11/96            73.25%         N/A         33.99%
Mutual Shares Securities Fund**..................    11/8/96            11.53%         N/A          8.54%
Franklin Small Cap Fund**........................    11/1/95            93.69%         N/A         27.83%
Templeton Growth Securities Fund**...............    3/15/94            19.04%        13.50%       11.81%
Templeton International Securities Fund**........    1/27/92            24.59%        13.32%       10.76%
Pioneer Emerging Markets VCT Portfolio...........    10/30/98           76.24%         N/A         67.07%
Pioneer Mid-Cap Value VCT Portfolio..............     3/1/95            11.54%         N/A         11.59%


*    Performance figures are not available.


**   These are hypothetical performance figures for Class 2 shares. The figures are based upon the historical performance of the Class 1 shares increased by 0.25% to reflect the effect of the 12b-1 fee on Class 2 shares performance.


YIELD AND EFFECTIVE YIELD - THE DGPF CASH RESERVE SUB-ACCOUNT

Set forth below is yield and effective yield information for the DGPF Cash Reserve Sub-Account investing in the DGPF Cash Reserve Series for the seven-day period ended December 31, 1999:


      Yield                       5.80%
      Effective Yield             5.97%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The DGPF Cash Reserve Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                 (365/7)
      Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Separate Account VA-K.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company (the "Company") at
December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1999      1998      1997
 -------------                                      ----      ----      ----
 REVENUES
     Premiums...................................  $  954.5  $1,969.5  $1,980.4
     Universal life and investment product
       policy fees..............................     359.3     296.6     237.3
     Net investment income......................     503.1     593.9     619.5
     Net realized investment gains..............     100.3      60.9      76.3
     Other income...............................     107.3     100.0      81.5
                                                  --------  --------  --------
         Total revenues.........................   2,024.5   3,020.9   2,995.0
                                                  --------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   1,056.3   1,803.0   1,763.9
     Policy acquisition expenses................     240.9     449.6     421.8
     Sales practice litigation..................     --         31.0     --
     Loss from cession of disability income
       business.................................     --        --         53.9
     Restructuring costs........................     --          9.0     --
     Other operating expenses...................     346.3     419.7     404.0
                                                  --------  --------  --------
         Total benefits, losses and expenses....   1,643.5   2,712.3   2,643.6
                                                  --------  --------  --------
 Income from continuing operations before
  federal income taxes..........................     381.0     308.6     351.4
                                                  --------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      88.7      74.6      74.4
     Deferred...................................       4.3     (15.4)     14.2
                                                  --------  --------  --------
         Total federal income tax expense.......      93.0      59.2      88.6
                                                  --------  --------  --------
 Income from continuing operations before
  minority interest.............................     288.0     249.4     262.8
     Minority interest..........................     (39.9)    (55.0)    (79.4)
                                                  --------  --------  --------
 Income from continuing operations..............     248.1     194.4     183.4
 (Loss) income from operations of discontinued
  business (less applicable income taxes
  (benefit) of $(10.1), $(7.0) and $8.9 for the
  years ended December 31, 1999, 1998 and 1997,
  respectively)                                      (17.2)    (13.5)     16.6

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)            (30.5)    --        --
                                                  --------  --------  --------
 Net income.....................................  $  200.4  $  180.9  $  200.0
                                                  ========  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $3,721.6 and $7,520.8)............................  $ 3,660.7  $ 7,683.9
     Equity securities at fair value (cost of $27.9 and
       $253.1)...........................................       51.4      397.1
     Mortgage loans......................................      521.2      562.3
     Policy loans........................................      170.5      154.3
     Real estate and other long-term investments.........      177.0      163.1
                                                           ---------  ---------
         Total investments...............................    4,580.8    8,960.7
                                                           ---------  ---------
   Cash and cash equivalents.............................      279.3      504.0
   Accrued investment income.............................       73.3      141.0
   Deferred policy acquisition costs.....................    1,219.5    1,161.2
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      480.3    1,136.4
   Deferred federal income taxes.........................       18.1       19.4
   Premiums, accounts and notes receivable...............       81.0      510.5
   Other assets..........................................      199.6      530.6
   Closed Block assets...................................      772.3      803.1
   Separate account assets...............................   17,629.6   13,697.7
                                                           ---------  ---------
         Total assets....................................  $25,333.8  $27,464.6
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,825.0  $ 2,802.2
     Outstanding claims, losses and loss adjustment
       expenses..........................................      218.8    2,815.9
     Unearned premiums...................................        6.6      843.2
     Contractholder deposit funds and other policy
       liabilities.......................................    2,025.5    2,637.0
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,075.9    9,098.3
                                                           ---------  ---------
   Expenses and taxes payable............................      512.0      681.9
   Reinsurance premiums payable..........................       17.9       50.2
   Trust instruments supported by funding obligations....       50.6     --
   Short-term debt.......................................     --          221.3
   Closed Block liabilities..............................      842.1      872.0
   Separate account liabilities..........................   17,628.9   13,691.5
                                                           ---------  ---------
         Total liabilities...............................   24,127.4   24,615.2
                                                           ---------  ---------
   Minority interest.....................................     --          532.9
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      444.0
   Accumulated other comprehensive (loss) income.........      (14.9)     169.2
   Retained earnings.....................................      647.3    1,698.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,206.4    2,316.5
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,333.8  $27,464.6
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1999      1998      1997
 -------------                                    --------  --------  --------
 COMMON STOCK...................................  $    5.0  $    5.0  $    5.0
                                                  --------  --------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     444.0     453.7     392.4
     Capital contribution from parent...........     125.0     --         61.3
     Loss on change of interest-Allmerica P&C...     --         (9.7)    --
                                                  --------  --------  --------
     Balance at end of period...................     569.0     444.0     453.7
                                                  --------  --------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     169.2     209.3     131.4
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities..........    (298.2)    (82.4)    170.9
       Benefit (provision) for deferred federal
         income taxes...........................     105.0      28.9     (59.8)
       Minority interest........................      31.8      13.4     (33.2)
                                                  --------  --------  --------
     Distribution of subsidiaries (Note 3)......     (22.7)    --        --
                                                  --------  --------  --------
                                                    (184.1)    (40.1)     77.9
                                                  --------  --------  --------
     Balance at end of period...................     (14.9)    169.2     209.3
                                                  --------  --------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............   1,698.3   1,567.4   1,367.4
     Net income.................................     200.4     180.9     200.0
     Dividend to shareholder....................     --        (50.0)    --
     Distribution of subsidiaries (Note 3)......  (1,251.4)    --        --
                                                  --------  --------  --------
     Balance at end of period...................     647.3   1,698.3   1,567.4
                                                  --------  --------  --------
         Total shareholder's equity.............  $1,206.4  $2,316.5  $2,235.4
                                                  ========  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  ------
 Net income..................................  $ 200.4  $ 180.9  $200.0
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (298.2)   (82.4)  170.9
     Benefit (provision) for deferred federal
       income taxes..........................    105.0     28.9   (59.8)
     Minority interest.......................     31.8     13.4   (33.2)
     Distribution of subsidiaries (Note 3)...    (22.7)   --       --
                                               -------  -------  ------
         Other comprehensive (loss) income...   (184.1)   (40.1)   77.9
                                               -------  -------  ------
 Comprehensive (loss) income.................  $ (16.3) $ 140.8  $277.9
                                               =======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   1999       1998       1997
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   200.4  $   180.9  $   200.0
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................       39.9       55.0       79.4
         Net realized gains..................     (100.9)     (62.7)     (77.8)
         Net amortization and depreciation...       31.5       20.7       31.6
         Deferred federal income taxes.......       20.7      (15.4)      14.2
         Sales practice litigation expense...     --           31.0     --
         Loss from exiting reinsurance
           pools.............................     --           25.3     --
         Payment related to exiting
           reinsurance pools.................     --          (30.3)    --
         Loss from cession of disability
           income business...................     --         --           53.9
         Payment related to cession of
           disability income business........     --         --         (207.0)
         Loss from disposal of group life and
           health business...................       30.5     --         --
         Change in deferred acquisition
           costs.............................     (181.6)    (185.8)    (189.7)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................      (41.8)      56.7      (15.1)
         Change in accrued investment
           income............................        8.3        0.8        7.1
         Change in policy liabilities and
           accruals, net.....................      (15.6)     168.1     (134.9)
         Change in reinsurance receivable....      (46.3)    (115.4)      27.2
         Change in expenses and taxes
           payable...........................       79.4       (3.3)      49.4
         Separate account activity, net......        5.5      (48.5)    --
         Other, net..........................       18.5      (63.8)      20.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               operating activities..........       48.5       13.3     (141.3)
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    2,801.0    1,715.2    2,892.9
         Proceeds from disposals of equity
           securities........................      422.9      285.3      162.7
         Proceeds from disposals of other
           investments.......................       30.3      120.8      116.3
         Proceeds from mortgages matured or
           collected.........................      131.2      171.2      204.7
         Purchase of available-for-sale fixed
           maturities........................   (2,227.3)  (2,374.5)  (2,596.0)
         Purchase of equity securities.......      (78.9)    (119.9)     (67.0)
         Purchase of other investments.......     (140.6)    (274.4)    (175.0)
         Capital expenditures................      (29.2)     (22.3)     (15.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         (195.9)    --
         Distribution of subsidiaries........     (202.2)    --         --
         Other investing activities, net.....     --           26.7        1.3
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........      707.2     (667.8)     524.6
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......    1,514.6    1,419.2      457.6
         Withdrawals from contractholder
           deposit funds.....................   (2,037.5)    (625.0)    (647.1)
         Change in trust agreements supported
           by funding agreements.............       50.6     --         --
         Change in short-term debt...........     (180.9)     188.3       (5.4)
         Change in long-term debt............     --           (2.6)      (0.1)
         Dividend paid to shareholder........     --          (50.0)      (9.4)
         Contribution from parent............       36.0     --            0.1
         Subsidiary treasury stock purchased,
           at cost...........................     (350.0)      (1.0)    (140.0)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               financing activities..........     (967.2)     928.9     (344.3)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (211.5)     274.4       39.0
 Net change in cash held in the Closed
  Block......................................      (13.2)      15.7       (1.0)
 Cash and cash equivalents, beginning of
  period.....................................      504.0      213.9      175.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   279.3  $   504.0  $   213.9
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.1  $     7.3  $     3.6
     Income taxes paid.......................  $    24.0  $   135.3  $    66.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 85.0%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 1999 and 1998 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements at December 31, 1999, 1998 and 1997, and the years then ended exclude the Closed Block related amounts. All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, any excess of the actual income over the expected income would also be recognized in income to the extent that the aggregate expected income for all prior periods exceeded the aggregate actual income. Any remaining excess of actual income over expected income would be accrued as a liability for policyholder dividends in the Closed Block to be paid to the Closed Block policyholders. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividends scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholders' equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there were 2 properties remaining in the Company's real estate portfolio, both of which are being actively marketed. These assets are carried at the estimated fair value less costs of disposal. Depreciation is not recorded on these assets while they are held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation liability. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized investment gains and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty, group life and group health insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and health insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income. Prior to the merger on July 16, 1997, Allmerica P&C and its subsidiaries filed a separate United States federal income tax return.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal years beginning after June 15, 2000. The Company is currently assessing the impact of the adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $12.4 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement did not have a material effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 131 for the first quarter of 1998, which resulted in certain segment re-definitions, which have no impact on the consolidation results of operations (See Note 15).

In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement
No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation, resulting primarily from the reporting of Discontinued Operations as disclosed in Note 2.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premium in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. On October 6, 1999, the Company entered into an agreement with Great-West Life and Annuity Insurance Company of Denver,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

which provides for the sale of the Company's EBS business effective March 1, 2000. The Company has recorded a $30.5 million loss, net of taxes, on the disposal of its group life and health business. Subsequent to the June 30, 1999 measurement date, operations from the discontinued business generated losses of approximately $8.7 million, net of taxes.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 1999, the discontinued segment had assets of approximately $531.1 million consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $482.5 million consisting primarily of policy liabilities. Revenues for the discontinued operations were $361.1 million, $398.5 million, and $389.2 million for the years ended December 31, 1999, 1998 and 1997, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 requires the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1998.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning of 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................  $140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income taxes (benefit) of $(10.4), $(7.0) and
 $8.9 for the years ended December 31, 1999, 1998 and 1997,
 respectively...............................................   (17.2)  (13.5)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
(Loss) on disposal of group life and health business,
 including provision of $72.2 for operating losses during
 phase-out period for the tear ended December 31, 1999 (less
 applicable income tax benefit of $16.4)....................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

4.  ACQUISITION OF MINORITY INTEREST OF CITIZENS CORPORATION

On December 3, 1998 Citizens Acquisition Corporation, a wholly-owned subsidiary of the Allmerica P&C, completed a cash tender offer to acquire the outstanding shares of Citizens Corporation common stock that AFC or its subsidiaries did not already own at a price of $33.25 per share. Approximately 99.8% of publicly held shares of Citizens Corporation common stock were tendered. On December 14, 1998, the Company completed a short-form merger, acquiring all shares of common stock of Citizens Corporation not purchased in its tender offer, through the merger of its wholly-owned subsidiary, Citizens Acquisition Corporation with Citizens Corporation at a price of $33.25 per share. Total consideration for the transactions amounted to $195.9 million. The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

The Company's consolidated results of operations include minority interest in Citizens Corporation prior to December 3, 1998. The unaudited pro forma information below presents consolidated results of operation as if the acquisition had occurred at the beginning of 1997.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the combined Company had the acquisition occurred at the beginning of 1997, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998      1997
-------------                                                 --------  --------
Revenue.....................................................  $3,006.6  $2,977.1
                                                              ========  ========
Net realized capital gains included in revenue..............  $   58.1  $   71.6
                                                              ========  ========
Income before taxes and minority interest...................     293.4     332.5
Income taxes................................................     (54.2)    (82.4)
Minority Interest:
  Equity in earnings........................................     (42.6)    (64.1)
                                                              --------  --------
Net income..................................................  $  196.6  $  186.0
                                                              ========  ========

5.  OTHER SIGNIFICANT TRANSACTIONS

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million and $300.0 million, respectively. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.0% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement, based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998.

Approximately $4.8 million of this loss relates to severance and other employee related costs resulting from the elimination of 306 positions, of which 207 and 106 employees had been terminated as of December 31, 1999 and 1998, respectively. In addition, lease cancellations and contract terminations resulted in losses of approximately $2.5 million and $1.7 million, respectively. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement with a highly rated reinsurer that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business, which the Company expects to run-off over the next three years. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported in 1999 as part of the discontinued operations of the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on substantially all of the universal life and variable universal life blocks of business. The agreement did not have a material effect on its results of operations or financial position.

In 1999, 1998 and 1997, Allmerica P&C redeemed 8,662.7, 3,289.5 and 5,735.3 shares, respectively, of its issued and outstanding common stock owned by AFC for $350.0 million, $125.0 million and $195.0 million, respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999, and for 1998 and 1997 were 14.5%, 4.3% and 6.3%, respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash. The 1997 transaction consisted of $55.0 million of securities and $140.0 million of cash.

The merger of Allmerica P&C and a wholly-owned subsidiary of AFC was consummated on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of Allmerica P&C that FAFLIC did not already own in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. At consummation of this transaction AFC owned 59.5% through FAFLIC and 40.5% directly. The merger has been recognized as a purchase. Total consideration of approximately $798.1 million

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

has been allocated to the minority interest in the assets and liabilities based on estimates of their fair values. The minority interest acquired totaled $703.5 million. A total of $90.6 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

6.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $  192.8     $ 12.0      $ 24.5    $  180.3
States and political subdivisions.......   2,408.9       83.0         5.2     2,486.7
Foreign governments.....................     107.9        7.7         4.5       111.1
Corporate fixed maturities..............   4,293.3      167.8        81.9     4,379.2
Mortgage-backed securities..............     517.9       11.5         2.8       526.6
                                          --------     ------      ------    --------
Total fixed maturities..................  $7,520.8     $282.0      $118.9    $7,683.9
                                          ========     ======      ======    ========
Equity securities.......................  $  253.1     $151.1      $  7.1    $  397.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $18.3 million and $105.4 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  224.4   $  225.7
Due after one year through five years.......................   1,324.0    1,328.4
Due after five years through ten years......................   1,409.1    1,369.9
Due after ten years.........................................     764.1      736.7
                                                              --------   --------
Total.......................................................  $3,721.6   $3,660.7
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 79.0       $ 90.2      $169.2
                                                                ------       ------      ------
Net (depreciation) appreciation on available-for-sale
 securities.................................................    (254.4)      (122.3)     (376.7)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      78.5       --            78.5
Provision for deferred federal income taxes and minority
 interest...................................................      72.1         64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)       (17.1)      (22.7)
                                                                ------       ------      ------
                                                                (109.4)       (74.7)     (184.1)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $(30.4)      $ 15.5      $(14.9)
                                                                ======       ======      ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation, beginning of year.........................    $122.6       $ 86.7      $209.3
                                                                ------       ------      ------
Net (depreciation) appreciation on available-for-sale
 securities.................................................     (99.3)         4.4       (94.9)
Appreciation due to Allmerica P&C purchase of minority in
 interest of Citizens.......................................      10.7         10.7        21.4
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       6.3       --             6.3
Provision for deferred federal income taxes and minority
 interest...................................................      38.7        (11.6)       27.1
                                                                ------       ------      ------
                                                                 (43.6)         3.5       (40.1)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 79.0       $ 90.2      $169.2
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 71.3       $ 60.1      $131.4
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      83.2         (5.9)       77.3
Appreciation due to AFC purchase of minority interest of
 Allmerica P&C..............................................      50.7         59.6       110.3
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (16.7)      --           (16.7)
Provision for deferred federal income taxes and minority
 interest...................................................     (65.9)       (27.1)      (93.0)
                                                                ------       ------      ------
                                                                  51.3         26.6        77.9
                                                                ------       ------      ------
Net appreciation, end of year...............................    $122.6       $ 86.7      $209.3
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(1.1) million, $0.8 million, and $1.8 million, in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $533.6 million and $582.7 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $5.8 million and $11.5 million at December 31, 1999 and 1998, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there were 2 properties remaining in the Company's real estate portfolio which are being actively marketed. Depreciation is not recorded on these assets while they are held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $301.5  $304.4
  Residential...............................................    50.3    52.8
  Retail....................................................    92.2   108.5
  Industrial/warehouse......................................    83.6   110.0
  Other.....................................................    11.8    18.5
  Valuation allowances......................................    (5.8)  (11.5)
                                                              ------  ------
Total.......................................................  $533.6  $582.7
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $132.2  $136.1
  Pacific...................................................   133.6   155.1
  East North Central........................................    62.5    80.5
  Middle Atlantic...........................................    50.3    61.2
  West South Central........................................    90.8    54.7
  New England...............................................    40.7    60.7
  Other.....................................................    29.3    45.9
  Valuation allowances......................................    (5.8)  (11.5)
                                                              ------  ------
Total.......................................................  $533.6  $582.7
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows: 2000 -- $108.1 million; 2001 -- $33.9 million; 2002 -- $27.5 million; 2003 -- $40.6 million; 2004 -- $76.4 million; and $234.7 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $11.5       $(2.4)      $ 3.3         $ 5.8
                                                                =====       =====       =====         =====
1998
Mortgage loans..............................................    $20.7       $(6.8)      $ 2.4         $11.5
                                                                =====       =====       =====         =====
1997
Mortgage loans..............................................    $19.6       $ 2.5       $ 1.4         $20.7
Real estate.................................................     14.9         6.0        20.9        --
                                                                -----       -----       -----         -----
Total.......................................................    $34.5       $ 8.5       $22.3         $20.7
                                                                =====       =====       =====         =====

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $20.9 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $18.0 million and $22.0 million, with related reserves of $0.8 million and $6.0 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $21.0 million, $26.1 million and $30.8 million, with related interest income while such loans were impaired of $2.1 million, $3.2 million and $3.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $37.1 million and $92.7 million at December 31, 1999 and 1998, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding is less than one year. The fair value of futures contracts outstanding was $36.8 million and $92.5 million at December 31, 1999 and 1998, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $0.9 million and $1.8 million in 1999 and 1998, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There was $0.1 million of gains realized on ineffective hedges in 1998. There were no gains or losses in 1999 and 1997.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998      1997
-------------                                                 ---------  ---------  ------
Contracts outstanding, beginning of year....................  $    92.7  $  --      $(33.0)
New contracts...............................................      947.0    1,117.5    (0.2)
Contracts terminated........................................   (1,002.6)  (1,024.8)   33.2
                                                              ---------  ---------  ------
Contracts outstanding, end of year..........................  $    37.1  $    92.7  $ --
                                                              =========  =========  ======

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed income securities. Additionally, in 1999, the Company entered into a foreign

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

currency swap contract to hedge foreign currency exposure on specific fixed rate funding agreements. Interest and principal related to foreign fixed income securities and liabilities payable in foreign currencies, at current exchange rates, are exchanged for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rate, as agreed upon in the swap contract, and the foreign currency spot rate on the date of the exchange, as indicated by the fair value of the contract. The fair values of the foreign currency swap contracts outstanding were $(4.7) million and $1.2 million at December 31, 1999 and 1998, respectively. Changes in the fair value of contracts hedging fixed income securities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in fair value of contracts hedging fixed rate funding agreements are reported as other operating income, consistent with the underlying hedged liability. The net decrease in other operating income related to these contracts was $2.6 million in 1999. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency swap contracts is reflected in the net investment income related to the underlying assets and is not material in 1999, 1998 and 1997. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency swap contracts in 1999 or 1998.

A reconciliation of the notional amount of foreign currency swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998    1997
-------------                                                 ------  -----  ------
Contracts outstanding, beginning of year....................  $ 42.6  $42.6  $ 47.6
New contracts...............................................    52.9   --       5.0
Contracts expired...........................................   (24.0)  --     (10.0)
                                                              ------  -----  ------
Contracts outstanding, end of year..........................  $ 71.5  $42.6  $ 42.6
                                                              ======  =====  ======

Expected maturities of foreign currency swap contracts outstanding at December 31, 1999 are $8.3 million in 2000, $52.9 million in 2001 and $10.3 million thereafter. There are no expected maturities of such foreign currency swap contracts in 2002, 2003 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate GIC liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1999 and 1998 were net payables of $4.2 million and $3.9 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The decrease in net investment income related to interest rate swap contracts was $7.0 million, $2.8 million and $0.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. The fair value of interest rate swap contracts outstanding was $33.1 million and $(28.3) million at December 31, 1999 and 1998, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with the gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 1999 or 1998.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999      1998     1997
-------------                                                 --------  --------  ------
Contracts outstanding, beginning of year....................  $1,112.6  $  244.1  $  5.0
New contracts...............................................     905.4     873.5   244.7
Contracts terminated........................................    (888.5)    --       --
Contracts expired...........................................     (80.0)     (5.0)   (5.6)
Distribution of subsidiaries (Note 3).......................     (23.6)    --       --
                                                              --------  --------  ------
Contracts outstanding, end of year..........................  $1,025.9  $1,112.6  $244.1
                                                              ========  ========  ======

Expected maturities of interest rate swap contracts outstanding at December 31, 1999 are $44.0 million in 2000, $43.1 million in 2001, $83.5 million in 2002,
$536.0 million in 2003, and $319.3 million in 2004. There are no expected maturities of such interest rate swap contracts thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million and $(0.1) million at December 31, 1999 and 1998, respectively. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.2) million, $1.0 million and $(1.4) million for the years ended December 31, 1999, 1998 and 1997, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.4 million and $0.2 million for the years ended December 31, 1999 and 1998, respectively. There was no net investment income recognized in 1997.

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999     1998    1997
-------------                                                 -------  ------  -------
Contracts outstanding, beginning of year....................  $ 255.0  $ 15.0  $  58.6
New contracts...............................................     50.0   266.3    192.1
Contracts expired...........................................   (115.0)  (26.3)  (211.6)
Contracts terminated........................................    --       --      (24.1)
                                                              -------  ------  -------
Contracts outstanding, end of year..........................  $ 190.0  $255.0  $  15.0
                                                              =======  ======  =======

Expected maturities of other swap contracts outstanding at December 31, 1999 are as follows: $140.0 million in 2000 and $50.0 million in 2001. There are no expected maturities of such other swap contracts in 2002, 2003, 2004 and thereafter.

H.  OTHER

At December 31, 1999 and 1998, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

7.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $415.7  $509.6  $523.3
Mortgage loans..............................................    45.5    57.6    57.1
Equity securities...........................................     1.7     7.2    10.5
Policy loans................................................    12.7    11.9    10.9
Real estate and other long-term investments.................    14.4     7.0    31.5
Short-term investments......................................    26.6    15.6     9.9
                                                              ------  ------  ------
Gross investment income.....................................   516.6   608.9   643.2
Less investment expenses....................................   (13.5)  (15.0)  (23.7)
                                                              ------  ------  ------
Net investment income.......................................  $503.1  $593.9  $619.5
                                                              ======  ======  ======

At December 31, 1999, the company had fixed maturities with a carrying value of $1.0 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. At December 31, 1998, there was one mortgage loan on non-accrual status which had an outstanding principal balance of $4.3 million. This loan was restructured and fully impaired. There were no fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

accordance with the original terms of the investments, was a reduction in net income by $1.4 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $18.8 million, $28.7 million and $40.3 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $2.5 million, $3.3 million and $3.9 million in 1999, 1998 and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.8 million, $3.3 million and $4.2 million in 1999, 1998 and 1997, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 1999. There were, however, fixed maturities with a carrying value of $0.3 million which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $6.6 million in 1999, losses of $6.3 million in 1998, and income of $7.6 million in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(52.0) $(11.6) $14.2
Mortgage loans..............................................     2.5     8.8   (1.2)
Equity securities...........................................   141.3    63.7   53.5
Real estate and other.......................................     8.5    --      9.8
                                                              ------  ------  -----
Net realized investment gains...............................  $100.3  $ 60.9  $76.3
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS   GROSS
(IN MILLIONS)                                                     SALES      GAINS   LOSSES
-------------                                                 -------------  ------  ------
1999
Fixed maturities............................................    $1,480.5     $  9.2  $ 27.1
Equity securities...........................................       421.2      149.0     7.6

1998
Fixed maturities............................................    $  979.2     $ 17.9  $ 11.3
Equity securities...........................................       258.7       72.8     9.0

1997
Fixed maturities............................................    $1,870.7     $ 27.0  $ 15.9
Equity securities...........................................       144.9       55.5     1.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE (LOSS) INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive (Loss)
Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999      1998     1997
-------------                                                 --------  --------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (includes $22.7 resulting from the distribution of
 subsidiaries in 1999, net of taxes (benefit) and minority
 interest of $(103.3) million, $(20.8) million and $123.7
 million in 1999, 1998 and 1997, respectively)..............  $ (121.9) $   (6.8) $115.5
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes and minority interest
 of $33.5 million, $21.5 million and $30.7 million in 1999,
 1998 and 1997, respectively)...............................     (62.2)     33.3    37.6
                                                              --------  --------  ------
Other comprehensive (loss) income...........................  $ (184.1) $  (40.1) $ 77.9
                                                              ========  ========  ======

8.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $31.1 million and $(27.1) million at December 31, 1999 and 1998, respectively. In addition, the Company held futures contracts with a carrying value of $(0.9) million and $(1.8) million at December 31, 1999 and 1998, respectively. The fair value of these contracts was $36.8 million and $92.5 million at December 31, 1999 and 1998, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the consolidated balance sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits. All other liabilities are based on surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

DEBT

The carrying value of short-term debt reported in the balance sheet approximates fair value.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  279.3  $  279.3  $  504.0  $  504.0
  Fixed maturities..........................................   3,660.7   3,660.7   7,683.9   7,683.9
  Equity securities.........................................      51.4      51.4     397.1     397.1
  Mortgage loans............................................     521.2     521.9     562.3     587.1
  Policy loans..............................................     170.5     170.5     154.3     154.3
                                                              --------  --------  --------  --------
                                                              $4,683.1  $4,683.8  $9,301.6  $9,326.4
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,316.0  $1,341.4  $1,791.8  $1,830.8
  Supplemental contracts without life contingencies.........      48.8      48.8      37.3      37.3
  Dividend accumulations....................................      88.1      88.1      88.4      88.4
  Other individual contract deposit funds...................      48.4      48.2      61.6      61.1
  Other group contract deposit funds........................     602.9     583.5     700.4     704.0
  Individual fixed annuity contracts........................   1,092.5   1,057.1   1,110.6   1,073.6
  Trust instruments supported by funding obligations........      50.6      49.6     --        --
  Short-term debt...........................................     --        --        221.3     221.3
                                                              --------  --------  --------  --------
                                                              $3,247.3  $3,216.7  $4,011.4  $4,016.5
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 1999, 1998 and 1997 is a net pre-tax contribution from the Closed Block of $13.8 million, $10.4 million and $9.1 million, respectively. Summarized financial information of the Closed Block as of December 31, 1999 and 1998 and for the periods ended December 31, 1999, 1998 and 1997 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $387.4
    and $399.1
    respectively)...........................................  $372.9  $414.2
  Mortgage loans............................................   136.3   136.0
  Policy loans..............................................   201.1   210.9
  Cash and cash equivalents.................................    22.6     9.4
  Accrued investment income.................................    14.0    14.1
  Deferred policy acquisition costs.........................    13.1    15.6
  Other assets..............................................    12.3     2.9
                                                              ------  ------
Total assets................................................  $772.3  $803.1
                                                              ======  ======
Liabilities
  Policy liabilities and accruals...........................  $835.2  $862.9
  Other liabilities.........................................     6.9     9.1
                                                              ------  ------
Total liabilities...........................................  $842.1  $872.0
                                                              ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Revenues
  Premiums and other income.................................  $ 52.1  $ 55.4  $ 58.3
  Net investment income.....................................    53.8    53.3    53.4
  Realized investment (loss) gain...........................    (0.6)    0.1     1.3
                                                              ------  ------  ------
Total revenues..............................................   105.3   108.8   113.0
                                                              ------  ------  ------
Benefits and expenses
  Policy benefits...........................................    88.9    95.0   100.5
  Policy acquisition expenses...............................     2.5     2.7     3.0
  Other operating expenses..................................     0.1     0.7     0.4
                                                              ------  ------  ------
Total benefits and expenses.................................    91.5    98.4   103.9
                                                              ------  ------  ------
Contribution from the Closed Block..........................  $ 13.8  $ 10.4  $  9.1
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999     1998     1997
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  13.8  $  10.4  $   9.1
  Change in:
    Deferred policy acquisition costs, net..................      2.5      2.6      2.9
    Premiums and other receivables..........................    --         0.3    --
    Policy liabilities and accruals.........................    (13.1)   (13.5)   (11.6)
    Accrued investment income...............................      0.1        -      0.2
    Deferred taxes..........................................    --         0.1     (5.1)
    Other assets............................................     (8.3)     2.4     (2.9)
    Expenses and taxes payable..............................     (2.9)    (2.9)    (2.0)
    Other, net..............................................      0.8     (0.1)    (1.2)
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (7.1)    (0.7)   (10.6)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    139.0     83.6    161.6
    Purchases of investments................................   (128.5)  (106.5)  (161.4)
    Other, net..............................................      9.8      7.9     11.4
                                                              -------  -------  -------
  Net cash provided by (used in) investing activities.......     20.3    (15.0)    11.6
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........     13.2    (15.7)     1.0
Cash and cash equivalents, beginning of year................      9.4     25.1     24.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $  22.6  $   9.4  $  25.1
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans in the Closed Block at December 31, 1999, 1998 or 1997, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

10.  DEBT

Short-term debt consisted of the following:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Short-term
  Commercial paper..........................................  $ --    $ 41.3
  Borrowings under bank credit facility.....................    --     150.0
  Repurchase agreements.....................................    --      30.0
                                                              ------  ------
Total short-term debt.......................................  $ --    $221.3
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FAFLIC issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by a credit agreement. At December 31, 1999, there was no commercial paper outstanding.

Effective December 4, 1998, the Company entered into a credit agreement that expired on February 5, 1999. Borrowings under this agreement were unsecured and incurred interest at a rate per annum equal to the eurodollar rate plus applicable margin. Borrowings outstanding under this credit facility at December 31, 1998 were $150.0 million. These borrowings were repaid in February 1999.

The company utilizes repurchase agreements to finance certain transactions and had approximately $30 million in such agreements outstanding at December 31,1998. There were no repurchase agreements outstanding at December 31, 1999.

In 1999, there was no interest expense related to borrowings under the credit agreement. Interest expense related to borrowings under the credit agreement was approximately $0.7 million and $2.8 million in 1998 and 1997, respectively. All interest expense is recorded in other operating expenses.

In October, 1995, AFC issued Senior Debentures with a face value of $200.0 million, pay interest at a rate of 7 5/8%, and mature on October 16, 2025. The primary source of cash for repayment of the debt by AFC is dividends from FAFLIC and Allmerica P&C.

11.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) on continuing operations in the consolidated statements of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $88.7   $ 74.6  $74.4
  Deferred..................................................    4.3    (15.4)  14.2
                                                              -----   ------  -----
Total.......................................................  $93.0   $ 59.2  $88.6
                                                              =====   ======  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Expected federal income tax expense on continuing
  operations................................................   $133.9   $107.9  $122.9
  Tax-exempt interest.......................................    (24.2)   (38.9)  (37.9)
  Dividend received deduction...............................    --        (5.1)   (3.2)
  Changes in tax reserve estimates..........................     (8.7)     2.3     7.8
  Tax credits...............................................     (8.5)    (8.5)   (2.7)
  Other, net................................................      0.5      1.5     1.7
                                                               ------   ------  ------
Federal income tax expense on continuing operations.........   $ 93.0   $ 59.2  $ 88.6
                                                               ======   ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT carryforwards.........................................  $ --       $ (16.8)
  Loss reserve discounting..................................   (283.5)    (406.6)
  Deferred acquisition costs................................    355.7      345.8
  Employee benefit plans....................................    (52.0)     (45.3)
  Investments, net..........................................    (19.5)     121.7
  Bad debt reserve..........................................    --          (1.8)
  Litigation reserve........................................     (6.0)     (10.9)
  Discontinued operations...................................    (11.7)     --
  Other, net................................................     (1.1)      (5.5)
                                                              -------    -------
Deferred tax asset, net.....................................  $ (18.1)   $ (19.4)
                                                              =======    =======

Gross deferred income tax assets totaled $515.8 million and $486.9 millions at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $497.7 million and $467.5 million at December 31, 1999 and 1998, respectively.

The Company believes, based on the its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 1999 there are no available alternative minimum tax credit carryforwards.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

12.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 1999, 1998 and 1997 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............  $  19.3    $  19.0    $  19.9
Interest cost...............................................     26.5       25.5       23.5
Expected return on plan assets..............................    (38.9)     (34.9)     (31.2)
Recognized net actuarial loss...............................      0.4        0.4        0.1
Amortization of transition asset............................     (1.4)      (1.8)      (1.9)
Amortization of prior service cost..........................     (2.2)      (1.7)      (2.0)
                                                              -------    -------    -------
  Net periodic pension cost.................................  $   3.7    $   6.5    $   8.4
                                                              =======    =======    =======

In 1999, subsequent to the AFC corporate reorganization, approximately $1.7 million of the net periodic pension cost was allocated to the distributed subsidiaries.

The following table summarizes the status of the plan. At December 31, 1999 and 1998 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 414.2    $ 370.4
  Service cost -- benefits earned during the year...........     19.3       19.0
  Interest cost.............................................     26.5       25.5
  Actuarial (gains) losses..................................    (44.4)      20.4
  Benefits paid.............................................    (22.9)     (21.1)
                                                              -------    -------
    Projected benefit obligation at end of year.............    392.7      414.2
                                                              -------    -------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.6      395.5
  Actual return on plan assets..............................     51.9       67.2
  Benefits paid.............................................    (22.9)     (21.1)
    Fair value of plan assets at end of year................    470.6      441.6
  Funded status of the plan.................................     77.9       27.4
  Unrecognized transition obligation........................    (21.6)     (23.9)
  Unamortized prior service cost............................    (12.0)     (11.0)
  Unrecognized net actuarial gains..........................   (101.6)     (54.9)
                                                              -------    -------
    Net pension liability...................................  $ (57.3)   $ (62.4)
                                                              =======    =======

As a result of AFC's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $8.9 million and $10.3 million in 1999 and 1998, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on a weighted average discount rate of 7.75% and 6.5% in 1999 and 1998, respectively, and the assumed long-term rate of return on plan assets was 9.0% in both 1999 and 1998. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares and 973,262 shares of AFC Common Stock at December 31, 1999 and 1998, respectively, with a market value of $44.3 million and $56.3 million at December 31, 1999 and 1998, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 1999, 1998 and 1997, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.9 million, $5.6 million and $3.3 million in 1999, 1998 and 1997, respectively. In 1999, subsequent to the AFC corporate reorganization, approximately $1.4 million of the 401(k) expense was allocated to the distributed subsidiaries. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 1999, 1998 and 1997 was $3.1 million, $3.0 million and $2.8 million, respectively.

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

13.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................  $  84.0    $  71.8
Service cost................................................      2.9        3.1
Interest cost...............................................      4.6        5.1
Actuarial (gains) losses....................................    (21.2)       7.6
Benefits paid...............................................     (3.5)      (3.6)
                                                              -------    -------
  Accumulated postretirement benefit obligation at end of
    year....................................................     66.8       84.0
                                                              -------    -------
Fair value of plan assets at end of year....................    --         --
                                                              -------    -------
Funded status of the plan...................................    (66.8)     (84.0)
Unamortized prior service cost..............................     (9.8)     (12.9)
Unrecognized net actuarial (gains) losses...................    (13.8)       7.5
                                                              -------    -------
  Accumulated postretirement benefit costs..................  $ (90.4)   $ (89.4)
                                                              =======    =======

The components of net periodic postretirement benefit expense were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Service cost................................................   $  2.9     $  3.1     $  3.0
Interest cost...............................................      4.6        5.1        4.6
Recognized net actuarial loss (gain)........................      0.1        0.1       (0.1)
Amortization of prior service cost..........................     (2.3)      (2.4)      (2.7)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  5.3     $  5.9     $  4.8
                                                               ======     ======     ======

In 1999, subsequent to the AFC corporate reorganization, approximately $1.1 million of the net periodic postretirement cost was allocated to the distributed subsidiaries.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $4.6 million and $5.4 million in 1999 and 1998, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1999, health care costs were assumed to increase 6.0% in 2000, declining thereafter until the ultimate rate of 5.5% is reached in 2001 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 1999 by $4.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1999 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 1999 by $3.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1999 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.75% and 6.5% at December 31, 1999 and 1998, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

14.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer shall pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner shall have approved such dividend or distribution. During 1999 and 1997, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner, any dividend from FAFLIC to AFC for years 2000 and 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

15.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products distributed via retail channels as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities distributed to institutions. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs such as the traditional GIC, synthetic GIC and other funding agreements. Funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates, and to other institutions, such as insurance companies and pension plans. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, Corporate Technology, Corporate Finance, Human Resources and the Legal department.

Management evaluates the results of the aforementioned segments based on a pre-tax and minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................  $1,075.2   $2,220.8   $2,227.3
  Asset Accumulation
    Allmerica Financial Services............................     797.0      721.2      713.9
    Allmerica Asset Management..............................     144.5      121.7       91.1
                                                              --------   --------   --------
        Subtotal............................................     941.5      842.9      805.0
                                                              --------   --------   --------
  Corporate.................................................       0.4        2.3        4.7
  Intersegment revenues.....................................      (0.8)      (7.6)     (11.5)
                                                              --------   --------   --------
    Total segment revenues including Closed Block...........   2,016.3    3,058.4    3,025.5
                                                              --------   --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................     (92.1)     (98.4)    (102.6)
      Change in mortality...................................     --         --          (4.2)
      Net realized gains....................................     100.3       60.9       76.3
                                                              --------   --------   --------
  Total revenues............................................  $2,024.5   $3,020.9   $2,995.0
                                                              ========   ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       1999       1998       1997
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................    $   85.1   $  149.7   $  174.2
  Asset Accumulation
    Allmerica Financial Services..............................       207.1      169.0      134.6
    Allmerica Asset Management................................        21.3       23.7       18.4
                                                                  --------   --------   --------
        Subtotal..............................................       228.4      192.7      153.0
                                                                  --------   --------   --------
  Corporate...................................................       (38.6)     (45.2)     (44.6)
    Segment income before income taxes and minority interest...      274.9      297.2      282.6
  Adjustments to segment income:
    Net realized investment gains, net of amortization........       106.1       52.2       78.5
    Sales practice litigation expense.........................       --         (31.0)     --
    Gain from change in mortality assumptions.................       --         --          47.0
    Loss on cession of disability income business.............       --         --         (53.9)
    Restructuring costs.......................................       --          (9.0)     --
    Other items...............................................       --          (0.8)      (2.8)
                                                                  --------   --------   --------
  Income before taxes and minority interest...................    $  381.0   $  308.6   $  351.4
                                                                  ========   ========   ========

DECEMBER 31,
(IN MILLIONS)                                     1999        1998          1999           1998
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   542.0   $ 6,216.8    $     6.0      $   167.5
Asset Accumulation
  Allmerica Financial Services................   23,410.7    19,407.3      1,213.1          993.1
  Allmerica Asset Management..................    1,381.1     1,810.9          0.4            0.6
                                                ---------   ---------    ---------      ---------
      Subtotal................................   24,791.8    21,218.2      1,213.5          993.7
  Corporate...................................     --            29.6       --             --
                                                ---------   ---------    ---------      ---------
    Total.....................................  $25,333.8   $27,464.6    $ 1,219.5      $ 1,161.2
                                                =========   =========    =========      =========

16.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $22.2 million, $34.9 million and $33.6 million in 1999, 1998 and 1997, respectively. These expenses relate primarily to building leases of the Company. At December 31, 1999, future minimum rental payments under non-cancelable operating leases were approximately $39.9 million, payable as follows: 2000 - $14.1 million; 2001 -- $12.7 million; 2002 -- $8.1 million; 2003 -- $3.6 million, and $1.4 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, Accounting and Reporting for Reinsurance of Short Duration and Long Duration Contracts.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated insurer (See Note 5). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company is subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company is required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements include the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999, 1998 and 1997 were $20.4 million and $21.4 million, $34.3 million and $38.1 million, and $32.3 million and $28.2 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999, 1998 and 1997 of $1.8 million and $30.6 million, $3.7 million and $18.0 million, and $9.8 million and $(0.8) million, respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................  $   53.5   $   51.4   $   55.9
  Assumed...................................................       0.7        0.7        0.6
  Ceded.....................................................     (50.0)     (47.8)     (29.1)
                                                              --------   --------   --------
Net premiums................................................  $    4.2   $    4.3   $   27.4
                                                              ========   ========   ========
Property and casualty premiums written:
  Direct....................................................  $1,089.0   $1,970.4   $2,068.5
  Assumed...................................................      27.3       58.8      103.1
  Ceded.....................................................    (135.4)     (74.1)    (179.8)
                                                              --------   --------   --------
Net premiums................................................  $  980.9   $1,955.1   $1,991.8
                                                              ========   ========   ========
Property and casualty premiums earned:
  Direct....................................................  $1,047.3   $1,966.8   $2,046.1
  Assumed...................................................      30.3       64.5      102.0
  Ceded.....................................................    (127.3)     (66.1)    (195.1)
                                                              --------   --------   --------
Net premiums................................................  $  950.3   $1,965.2   $1,953.0
                                                              ========   ========   ========
Life insurance and other individual policy benefits, claims, losses and loss adjustment expenses:
  Direct....................................................  $  391.9   $  359.5   $  397.4
  Assumed...................................................       0.1        0.3        0.4
  Ceded.....................................................     (39.2)     (49.5)     (79.4)
                                                              --------   --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................  $  352.8   $  310.3   $  318.4
                                                              ========   ========   ========
Property and casualty benefits, claims, losses and loss
  adjustment expenses:
  Direct....................................................  $  805.6   $1,588.2   $1,464.9
  Assumed...................................................      25.9       62.7      101.2
  Ceded.....................................................    (128.0)    (158.2)    (120.6)
                                                              --------   --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................  $  703.5   $1,492.7   $1,445.5
                                                              ========   ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

18.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,161.2   $  965.5   $  822.7
Acquisition expenses deferred...............................     419.2      638.2      614.3
Amortized to expense during the year........................    (240.9)    (449.6)    (472.6)
Adjustment for discontinued operations......................       3.4      ( 0.2)     --
Adjustment to equity during the year........................      39.3        7.3      (11.1)
Adjustment due to distribution of subsidiaries..............    (162.7)     --         --
Adjustment for cession of disability income insurance.......     --         --         (38.6)
Adjustment for revision of universal and variable universal
  life insurance mortality assumptions......................     --         --          50.8
                                                              --------   --------   --------
Balance at end of year......................................  $1,219.5   $1,161.2   $  965.5
                                                              ========   ========   ========

At October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.8 million recapitalization of deferred policy acquisition costs.

19.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $601.3 million and $568.0 million at December 31, 1999 and 1998, respectively. Accident and health claim liabilities were re-estimated for all prior years and were increased by $51.2 million and $14.6 million in 1999 and 1998, respectively. The increase in 1999 resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business. The 1998 increase also resulted from the Company's reserve strengthening, primarily in the assumed reinsurance and stop loss only business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and loss adjustment expenses
(LAE):

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Reserve for losses and LAE, beginning of the year...........  $2,597.3   $2,615.4   $2,744.1
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........     795.6    1,609.0    1,564.1
  Decrease in provision for insured events of prior years...     (96.1)    (127.2)    (127.9)
                                                              --------   --------   --------
Total incurred losses and LAE...............................     699.5    1,481.8    1,436.2
                                                              --------   --------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................     342.1      871.9      775.1
  Losses and LAE attributable to insured events of prior
    years...................................................     424.2      643.0      732.1
                                                              --------   --------   --------
Total payments                                                   766.3    1,514.9    1,507.2
Change in reinsurance recoverable on unpaid losses..........      44.3       15.0      (50.2)
Distribution of subsidiaries................................  (2,574.8)     --         --
Other (1)...................................................     --         --          (7.5)
                                                              --------   --------   --------
Reserve for losses and LAE, end of year.....................  $  --      $2,597.3   $2,615.4
                                                              ========   ========   ========

(1) Includes purchase accounting adjustments.

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million, $127.2 million and $127.9 million in 1999, 1998 and 1997, respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million, $58.9 million, and $87.2 million prior to the AFC corporate reorganization in 1999 and for the years ended December 31, 1998 and 1997, respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million, $68.3 million, and $40.7 million prior to the AFC corporate reorganization in 1999 and for the years ended December 31, 1998 and 1997, respectively. The increase in favorable development 1998 is primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflects the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities is relatively small and therefore its reserves are relatively small compared to other types of liabilities. Due to the AFC corporate reorganization, the Company had no exposure for this item at December 31, 1999. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million and $53.1 million, net of reinsurance of $14.2 million and $15.7 million in 1998 and 1997, respectively. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

current law and methodologies currently available. Although these claims are not significant, their existence gives rise to uncertainty and is discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims are adequate. In addition, the Company is not aware of any litigation or pending claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

20.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected on the Consolidated Balance Sheets as of December 31, 1999. In prior years, the Company's interest in Allmerica P&C was represented by ownership of 70.0% and 65.8% of the outstanding shares of common stock at December 31, 1998 and 1997, respectively. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the years ended December 31, 1998 and 1997.

21.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries, including FAFLIC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, the plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, the Company and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. FAFLIC recognized a $31.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

22.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies...........................   $322.6    $  180.7   $  190.3
  Life and Health Companies.................................    239.0        86.4      191.2

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--       $1,269.3   $1,279.6
  Life and Health Companies.................................    590.1     1,164.1    1,221.3

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of Separate Account VA-K of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 1999, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Fund, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                             SEPARATE ACCOUNT VA-K

                    STATEMENTS OF ASSETS AND LIABILITIES

                              DECEMBER 31, 1999

                                                                        GROWTH                   CAPITAL       CASH
                                                                      & INCOME*    DELCHESTER    RESERVES     RESERVE       DELCAP
                                                                      ----------   ----------   ----------   ----------   ----------
ASSETS:
  Investments in shares of Delaware Group Premium Fund ............   $7,092,450   $4,112,020   $1,177,184   $3,113,134   $3,471,097
  Investment income receivable ....................................            -       13,058        2,182        4,862            -
  Receivable from First Allmerica Financial Life Insurance
    Company (Sponsor) .............................................          492            6        4,955           10            -
                                                                      ----------   ----------   ----------   ----------   ----------
      Total  assets ...............................................    7,092,942    4,125,084    1,184,321    3,118,006    3,471,097

   LIABILITIES:                                                                -            -            -            -            -
                                                                      ----------   ----------   ----------   ----------   ----------
      Net assets ..................................................   $7,092,942   $4,125,084   $1,184,321   $3,118,006   $3,471,097
                                                                      ----------   ----------   ----------   ----------   ----------
                                                                      ----------   ----------   ----------   ----------   ----------

  Net asset distribution by category:
    Variable annuity contracts ....................................   $7,092,942   $4,125,084   $1,184,321   $3,118,006   $3,471,097
    Value of investment by First Allmerica Financial Life Insurance
       Company (Sponsor) ..........................................            -            -            -            -            -
                                                                      ----------   ----------   ----------   ----------   ----------
                                                                      $7,092,942   $4,125,084   $1,184,321   $3,118,006   $3,471,097
                                                                      ----------   ----------   ----------   ----------   ----------
                                                                      ----------   ----------   ----------   ----------   ----------

  Units outstanding, December 31, 1999 ............................    3,249,609    3,189,893      937,010    2,558,348    1,120,003
  Net asset value per unit, December 31, 1999 .....................   $ 2.182706   $ 1.293173   $ 1.263939   $ 1.218758   $ 3.099187


                                                                      DELAWARE      INTERNATIONAL     SMALL CAP
                                                                      BALANCED*        EQUITY           VALUE           TREND
                                                                    -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of Delaware Group Premium Fund ............   $   2,416,536   $   1,548,273   $   1,404,278   $   4,487,087
Investment income receivable ....................................               -               -               -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .............................................             942               -               -               -
                                                                    -------------   -------------   -------------   -------------
    Total  assets ...............................................       2,417,478       1,548,273       1,404,278       4,487,087

 LIABILITIES: ...................................................               -               -               -               -
                                                                    -------------   -------------   -------------   -------------
    Net assets ..................................................   $   2,417,478   $   1,548,273   $   1,404,278   $   4,487,087
                                                                    -------------   -------------   -------------   -------------
                                                                    -------------   -------------   -------------   -------------

Net asset distribution by category:
  Variable annuity contracts ....................................   $   2,417,478   $   1,548,273   $   1,404,278   $   4,487,087
  Value of investment by First Allmerica Financial Life Insurance
     Company (Sponsor) ..........................................               -               -               -               -
                                                                    -------------   -------------   -------------   -------------
                                                                    $   2,417,478   $   1,548,273   $   1,404,278   $   4,487,087
                                                                    -------------   -------------   -------------   -------------
                                                                    -------------   -------------   -------------   -------------

Units outstanding, December 31, 1999 ............................       1,289,546         888,316         822,611       1,268,607
Net asset value per unit, December 31, 1999 .....................   $    1.874676   $    1.742931   $    1.707099   $    3.537016

* Name changed. See Note 1.


   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 1999

                                                                      GLOBAL     STRATEGIC                  EMERGING    CONVERTIBLE
                                                                       BOND       INCOME        DEVON       MARKETS     SECURITIES
                                                                    ----------   ----------   ----------   ----------   -----------
ASSETS:
Investments in shares of Delaware Group Premium Fund ............   $   69,977   $1,911,709   $2,557,779   $  554,773   $   513,057
Investment income receivable ....................................            -            -            -            -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .............................................            -            -            -            -             -
                                                                    ----------   ----------   ----------   ----------   -----------
    Total  assets ...............................................       69,977    1,911,709    2,557,779      554,773       513,057

 LIABILITIES:                                                                -            -            -            -             -
                                                                    ----------   ----------   ----------   ----------   -----------
    Net assets ..................................................   $   69,977   $1,911,709   $2,557,779   $  554,773   $   513,057
                                                                    ----------   ----------   ----------   ----------   -----------
                                                                    ----------   ----------   ----------   ----------   -----------

Net asset distribution by category:
  Variable annuity contracts ....................................   $   69,977   $1,911,709   $2,557,779   $  554,773   $   513,057
  Value of investment by First Allmerica Financial Life Insurance
     Company (Sponsor) ..........................................            -            -            -            -             -
                                                                    ----------   ----------   ----------   ----------   -----------
                                                                    $   69,977   $1,911,709   $2,557,779   $  554,773   $   513,057
                                                                    ----------   ----------   ----------   ----------   -----------
                                                                    ----------   ----------   ----------   ----------   -----------

Units outstanding, December 31, 1999 ............................       62,850    1,882,413    1,871,337      756,219       431,733
Net asset value per unit, December 31, 1999 .....................   $ 1.113405   $ 1.015563   $ 1.366819   $ 0.733613    $ 1.188369


                                                                      SOCIAL                  AGGRESSIVE       US
                                                                     AWARENESS      REIT        GROWTH       GROWTH
                                                                    ----------   ----------   ----------   ----------
ASSETS:
Investments in shares of Delaware Group Premium Fund ............   $  594,535   $   27,943   $1,582,623   $  255,195
Investment income receivable ....................................            -            -            -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .............................................            -            -            -            -
                                                                    ----------   ----------   ----------   ----------
    Total  assets ...............................................      594,535       27,943    1,582,623      255,195

 LIABILITIES: ...................................................            -            -            -            -
                                                                    ----------   ----------   ----------   ----------
    Net assets ..................................................   $  594,535   $   27,943   $1,582,623   $  255,195
                                                                    ----------   ----------   ----------   ----------
                                                                    ----------   ----------   ----------   ----------

Net asset distribution by category:
  Variable annuity contracts ....................................   $  594,535   $   27,943   $1,582,623   $  253,081
  Value of investment by First Allmerica Financial Life Insurance
     Company (Sponsor) ..........................................            -            -            -        2,114
                                                                    ----------   ----------   ----------   ----------
                                                                    $  594,535   $   27,943   $1,582,623   $  255,195
                                                                    ----------   ----------   ----------   ----------
                                                                    ----------   ----------   ----------   ----------

Units outstanding, December 31, 1999 ............................      368,719       29,253    1,117,897      241,398
Net asset value per unit, December 31, 1999 .....................   $ 1.612435   $ 0.955211   $ 1.415714   $ 1.057154


   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                                GROWTH                           CAPITAL
                                                                              & INCOME*        DELCHESTER        RESERVES
                                                                            ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . .                   $   157,602       $  481,736        $  80,698
                                                                            ---------------  ---------------  ---------------

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . .                       100,851           61,910           17,845
  Administrative expense fees  . . . . . . . . . . . . . . .                        12,102            7,430            2,142
                                                                            ---------------  ---------------  ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . .                       112,953           69,340           19,987
                                                                            ---------------  ---------------  ---------------
    Net investment income (loss) . . . . . . . . . . . . . .                        44,649          412,396           60,711
                                                                            ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . .                       600,055           30,782                -
  Net realized gain (loss) from sales of investments . . . .                        13,557         (468,339)         (24,751)
                                                                            ---------------  ---------------  ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . .                       613,612         (437,557)         (24,751)
  Net unrealized gain (loss) . . . . . . . . . . . . . . . .                    (1,019,631)        (158,819)         (54,917)
                                                                            ---------------  ---------------  ---------------
    Net realized and unrealized gain (loss)  . . . . . . . .                      (406,019)        (596,376)         (79,668)
                                                                            ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations. .                   $  (361,370)      $ (183,980)       $ (18,957)
                                                                            ---------------  ---------------  ---------------
                                                                            ---------------  ---------------  ---------------


                                                                                   CASH                           DELAWARE
                                                                                  RESERVE           DELCAP        BALANCED*
                                                                              ---------------   -------------- ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . .                        $114,779       $        -      $   48,390
                                                                              ---------------   -------------- ---------------

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . .                          30,328           23,637          31,088
  Administrative expense fees  . . . . . . . . . . . . . . .                           3,639            2,836           3,731
                                                                              ---------------   -------------- ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . .                          33,967           26,473          34,819
                                                                              ---------------   -------------- ---------------
    Net investment income (loss) . . . . . . . . . . . . . .                          80,812          (26,473)         13,571
                                                                              ---------------   -------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . .                               -           68,723          93,161
  Net realized gain (loss) from sales of investments . . . .                               -           68,787          17,728
                                                                              ---------------   -------------- ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . .                               -          137,510         110,889
  Net unrealized gain (loss) . . . . . . . . . . . . . . . .                               -        1,094,520        (356,807)
                                                                              ---------------   -------------- ---------------
    Net realized and unrealized gain (loss)  . . . . . . . .                               -        1,232,030        (245,918)
                                                                              ---------------   -------------- ---------------
    Net increase (decrease) in net assets from operations. .                        $ 80,812       $1,205,557      $ (232,347)
                                                                              ---------------   -------------- ---------------
                                                                              ---------------   -------------- ---------------


                                                                             INTERNATIONAL      SMALL CAP
                                                                                 EQUITY           VALUE            TREND
                                                                            ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . .                      $ 20,162      $    16,299       $      267
                                                                            ---------------  ---------------  ---------------

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . .                        14,858           17,380           38,986
  Administrative expense fees  . . . . . . . . . . . . . . .                         1,783            2,085            4,678
                                                                            ---------------  ---------------  ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . .                        16,641           19,465           43,664
                                                                            ---------------  ---------------  ---------------
    Net investment income (loss) . . . . . . . . . . . . . .                         3,521           (3,166)         (43,397)
                                                                            ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . .                         1,473            6,687                -
  Net realized gain (loss) from sales of investments . . . .                        46,157          (39,232)         471,227
                                                                            ---------------  ---------------  ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . .                        47,630          (32,545)         471,227
  Net unrealized gain (loss) . . . . . . . . . . . . . . . .                       106,481          (89,282)       1,345,295
                                                                            ---------------  ---------------  ---------------
    Net realized and unrealized gain (loss)  . . . . . . . .                       154,111         (121,827)       1,816,522
                                                                            ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations  .                      $157,632      $  (124,993)      $1,773,125
                                                                            ---------------  ---------------  ---------------
                                                                            ---------------  ---------------  ---------------

* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                                  GLOBAL          STRATEGIC
                                                                                   BOND            INCOME            DEVON
                                                                              ---------------   --------------   --------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $   3,868        $ 112,125       $   15,367
                                                                              ---------------   --------------   --------------

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . .                       979           25,344           33,018
  Administrative expense fees  . . . . . . . . . . . . . . . . . .                       118            3,041            3,962
                                                                              ---------------   --------------   --------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . .                     1,097           28,385           36,980
                                                                              ---------------   --------------   --------------
    Net investment income (loss) . . . . . . . . . . . . . . . . .                     2,771           83,740          (21,613)
                                                                              ---------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . .                       370                -           29,710
  Net realized gain (loss) from sales of investments . . . . . . .                    (3,196)         (29,076)           1,808
                                                                              ---------------   --------------   --------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . .                    (2,826)         (29,076)          31,518
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . .                    (4,475)        (151,476)        (326,940)
                                                                              ---------------   --------------   --------------
    Net realized and unrealized gain (loss)  . . . . . . . . . . .                    (7,301)        (180,552)        (295,422)
                                                                              ---------------   --------------   --------------
    Net increase (decrease) in net assets from operations  . . . .                 $  (4,530)       $ (96,812)      $ (317,035)
                                                                              ---------------   --------------   --------------
                                                                              ---------------   --------------   --------------


                                                                                  EMERGING       CONVERTIBLE         SOCIAL
                                                                                  MARKETS         SECURITIES       AWARENESS
                                                                               ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $    2,199         $ 16,647         $  2,712
                                                                               ---------------  ---------------  ---------------

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . .                      4,533            6,352            7,707
  Administrative expense fees  . . . . . . . . . . . . . . . . . .                        544              762              925
                                                                               ---------------  ---------------  ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . .                      5,077            7,114            8,632
                                                                               ---------------  ---------------  ---------------
    Net investment income (loss) . . . . . . . . . . . . . . . . .                     (2,878)           9,533           (5,920)
                                                                               ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . .                          -                -                -
  Net realized gain (loss) from sales of investments . . . . . . .                     58,805           (2,239)          23,438
                                                                               ---------------  ---------------  ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . .                     58,805           (2,239)          23,438
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . .                    134,668           19,115           48,152
                                                                               ---------------  ---------------  ---------------
    Net realized and unrealized gain (loss)  . . . . . . . . . . .                    193,473           16,876           71,590
                                                                               ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations  . . . .                 $  190,595         $ 26,409         $ 65,670
                                                                               ---------------  ---------------  ---------------
                                                                               ---------------  ---------------  ---------------


                                                                                               AGGRESSIVE          U.S.
                                                                               REIT(a)         GROWTH(b)        GROWTH(c)
                                                                            ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . .               $       -         $      -         $      -
                                                                            ---------------  ---------------  ---------------

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . .                     126            2,726              113
  Administrative expense fees  . . . . . . . . . . . . . . . . . .                      15              328               14
                                                                            ---------------  ---------------  ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . .                     141            3,054              127
                                                                            ---------------  ---------------  ---------------
    Net investment income (loss) . . . . . . . . . . . . . . . . .                    (141)          (3,054)            (127)
                                                                            ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . .                       -                -                -
  Net realized gain (loss) from sales of investments . . . . . . .                      (9)           8,792                -
                                                                            ---------------  ---------------  ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . .                      (9)           8,792                -
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . .                  (1,160)         279,499            6,423
                                                                            ---------------  ---------------  ---------------
    Net realized and unrealized gain (loss)  . . . . . . . . . . .                  (1,169)         288,291            6,423
                                                                            ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations. . . . .               $  (1,310)        $285,237         $  6,296
                                                                            ---------------  ---------------  ---------------
                                                                            ---------------  ---------------  ---------------

(a) For the Period 8/20/99 to 12/31/99.
(b) For the Period 5/3/99 to 12/31/99.
(c) For the Period 11/16/99 to 12/31/99.

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                               GROWTH & INCOME*               DELCHESTER
                                                                                  YEAR ENDED                  YEAR ENDED
                                                                                 DECEMBER 31,                DECEMBER 31,
                                                                         --------------------------    --------------------------
                                                                            1999           1998           1999           1998
                                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $    44,649    $    22,107    $   412,396    $   392,371
    Net realized gain (loss) .........................................       613,612        214,812       (437,557)       (36,076)
    Net unrealized gain (loss) .......................................    (1,019,631)       129,300       (158,819)      (579,052)
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations ............      (361,370)       366,219       (183,980)      (222,757)
                                                                         -----------    -----------    -----------    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................     1,592,922      4,963,746        465,972      2,864,937
    Withdrawals ......................................................      (453,693)      (453,179)      (477,789)      (419,388)
    Contract benefits ................................................      (184,220)          (253)      (162,744)       (81,886)
    Contract charges .................................................        (2,328)          (914)        (1,541)          (647)
    Transfers between sub-accounts (including fixed account), net ....    (1,568,466)       (33,344)    (1,145,727)       590,551
    Other transfers from (to) the General Account ....................       220,466        282,747        296,574        673,045
    Net increase (decrease) in investment by Sponsor .................             -              -              -              -
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract transactions..      (395,319)     4,758,803     (1,025,255)     3,626,612
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets ............................      (756,689)     5,125,022     (1,209,235)     3,403,855
NET ASSETS:
  Beginning of year ..................................................     7,849,631      2,724,609      5,334,319      1,930,464
                                                                         -----------    -----------    -----------    -----------
  End of year ........................................................   $ 7,092,942    $ 7,849,631    $ 4,125,084    $ 5,334,319
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------

                                                                              CAPITAL RESERVES               CASH RESERVE
                                                                                YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31,                   DECEMBER 31,
                                                                         --------------------------    --------------------------
                                                                            1999           1998           1999           1998
                                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................   $    60,711    $    29,401    $    80,812    $    46,930
    Net realized gain (loss) .........................................       (24,751)         2,126              -              -
    Net unrealized gain (loss) .......................................       (54,917)           708              -              -
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............      (18,957)        32,235         80,812         46,930
                                                                         -----------    -----------    -----------    -----------

 FROM CONTRACT TRANSACTIONS:
    Net purchase payments ............................................       750,951        933,977      1,198,545      1,396,824
    Withdrawals ......................................................       (77,509)      (234,236)      (137,113)       (70,449)
    Contract benefits ................................................       (98,005)       (55,937)        (4,404)             -
    Contract charges .................................................          (240)          (113)          (367)           (63)
    Transfers between sub-accounts (including fixed account), net ....      (819,257)       262,343        201,241        251,741
    Other transfers from (to) the General Account ....................        81,814         79,048       (111,220)      (190,998)
    Net increase (decrease) in investment by Sponsor .................             -              -              -              -
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract transactions..      (162,246)       985,082      1,146,682      1,387,055
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets ............................      (181,203)     1,017,317      1,227,494      1,433,985

NET ASSETS:
  Beginning of year ..................................................     1,365,524        348,207      1,890,512        456,527
                                                                         -----------    -----------    -----------    -----------
  End of year ........................................................   $ 1,184,321    $ 1,365,524    $ 3,118,006    $ 1,890,512
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------


* Name changed. See Note 1.


  The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                  DELCAP                  DELAWARE BALANCED*
                                                                                YEAR ENDED                   YEAR ENDED
                                                                               DECEMBER 31,                 DECEMBER 31,
                                                                         --------------------------    --------------------------
                                                                            1999           1998           1999           1998
                                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................... $   (26,473)   $   (11,112)   $    13,571    $     1,366
    Net realized gain (loss) ...........................................     137,510         67,173        110,889        100,026
    Net unrealized gain (loss) .........................................   1,094,520        100,062       (356,807)       150,586
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations ..............   1,205,557        156,123       (232,347)       251,978
                                                                         -----------    -----------    -----------    -----------

 FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..............................................     315,852        484,559        543,696      1,218,323
    Withdrawals ........................................................    (105,672)       (51,098)       (95,276)       (69,415)
    Contract benefits ..................................................     (18,312)             -        (86,559)       (81,219)
    Contract charges ...................................................        (739)          (471)          (924)          (459)
    Transfers between sub-accounts (including fixed account), net ......     749,154        (39,520)       (26,702)        25,961
    Other transfers from (to) the General Account ......................      97,083         93,969        107,093        122,254
    Net increase (decrease) in investment by Sponsor ...................           -              -              -              -
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract  transactions ..   1,037,366        487,439        441,328      1,215,445
                                                                         -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets ..............................   2,242,923        643,562        208,981      1,467,423

NET ASSETS:
  Beginning of year ....................................................   1,228,174        584,612      2,208,497        741,074
                                                                         -----------    -----------    -----------    -----------
  End of year .......................................................... $ 3,471,097    $ 1,228,174    $ 2,417,478    $ 2,208,497
                                                                         -----------    -----------    -----------    -----------
                                                                         -----------    -----------    -----------    -----------


                                                                             INTERNATIONAL EQUITY             SMALL CAP VALUE
                                                                                  YEAR ENDED                     YEAR ENDED
                                                                                 DECEMBER 31,                   DECEMBER 31,
                                                                           --------------------------    --------------------------
                                                                              1999           1998           1999           1998
                                                                           -----------    -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .......................................   $     3,521    $    16,940    $    (3,166) $    (7,243)
    Net realized gain (loss) ...........................................        47,630        (25,772)       (32,545)      16,703
    Net unrealized gain (loss) .........................................       106,481         28,658        (89,282)     (29,729)
                                                                           -----------    -----------    -----------  -----------
    Net increase (decrease) in net assets from operations ..............       157,632         71,370       (124,993)     (20,269)
                                                                           -----------    -----------    -----------  -----------

 FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..............................................       442,531        264,912        367,777      750,092
    Withdrawals ........................................................       (95,457)       (93,238)       (77,305)     (39,961)
    Contract benefits ..................................................       (55,715)          (118)       (27,302)           -
    Contract charges ...................................................          (468)          (404)          (488)        (243)
    Transfers between sub-accounts (including fixed account), net ......        27,726        (50,184)      (117,134)     142,052
    Other transfers from (to) the General Account ......................        75,740         26,857         53,821       42,652
    Net increase (decrease) in investment by Sponsor ...................             -              -              -            -
                                                                           -----------    -----------    -----------  -----------
    Net increase (decrease) in net assets from contract  transactions ..       394,357        147,825        199,369      894,592
                                                                           -----------    -----------    -----------  -----------
    Net increase (decrease) in net assets ..............................       551,989        219,195         74,376      874,323

NET ASSETS:
  Beginning of year ....................................................       996,284        777,089      1,329,902      455,579
                                                                           -----------    -----------    -----------  -----------
  End of year ..........................................................   $ 1,548,273    $   996,284    $ 1,404,278  $ 1,329,902
                                                                           -----------    -----------    -----------  -----------
                                                                           -----------    -----------    -----------  -----------

* Name changed. See Note 1.


  The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                      TREND                     GLOBAL BOND
                                                                                   YEAR ENDED                   YEAR ENDED
                                                                                  DECEMBER 31,                  DECEMBER 31,
                                                                          ---------------------------   --------------------------
                                                                              1999          1998            1999          1998
                                                                          -----------    ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ......................................   $   (43,397)   $   (19,932)   $     2,771    $       448
    Net realized gain (loss) ..........................................       471,227        (58,984)        (2,826)           306
    Net unrealized gain (loss) ........................................     1,345,295        126,288         (4,475)           (36)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............     1,773,125         47,372         (4,530)           718
                                                                          -----------    -----------    -----------    -----------

 FROM CONTRACT TRANSACTIONS:
    Net purchase payments .............................................       229,544        525,702         61,893         24,922
    Withdrawals .......................................................      (933,942)      (115,013)        (2,171)             -
    Contract benefits .................................................      (114,130)             -        (35,273)             -
    Contract charges ..................................................          (746)          (433)            (5)            (8)
    Transfers between sub-accounts (including fixed account), net .....     1,192,948     (1,172,031)        17,252          1,236
    Other transfers from (to) the General Account .....................        27,044        123,852         (3,847)         2,584
    Net increase (decrease) in investment by Sponsor ..................             -              -              -              -
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract transactions ..       400,718       (637,923)        37,849         28,734
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................     2,173,843       (590,551)        33,319         29,452

NET ASSETS:
  Beginning of year ...................................................     2,313,244      2,903,795         36,658          7,206
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $ 4,487,087    $ 2,313,244    $    69,977    $    36,658
                                                                          -----------    -----------    -----------    -----------
                                                                          -----------    -----------    -----------    -----------


                                                                             STRATEGIC INCOME                    DEVON
                                                                                YEAR ENDED                     YEAR ENDED
                                                                                DECEMBER 31,                  DECEMBER 31,
                                                                         ---------------------------   ---------------------------
                                                                             1999           1998           1999           1998
                                                                         -----------    ------------   ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ......................................   $    83,740    $    (4,538)   $   (21,613)   $   (17,814)
    Net realized gain (loss) ..........................................       (29,076)           599         31,518          7,269
    Net unrealized gain (loss) ........................................      (151,476)         8,674       (326,940)       266,494
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations .............       (96,812)         4,735       (317,035)       255,949
                                                                          -----------    -----------    -----------    -----------

 FROM CONTRACT TRANSACTIONS:
    Net purchase payments .............................................       324,332      1,569,678        417,684      1,964,135
    Withdrawals .......................................................      (206,609)       (37,334)       (35,920)       (39,202)
    Contract benefits .................................................       (79,956)       (46,400)        (9,154)          (249)
    Contract charges ..................................................          (511)           (82)          (501)           (14)
    Transfers between sub-accounts (including fixed account), net .....       (39,115)        44,987        (31,762)        37,266
    Other transfers from (to) the General Account .....................        94,431         89,625        131,179         52,354
    Net increase (decrease) in investment by Sponsor ..................             -              -              -            (25)
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract transactions ..        92,572      1,620,474        471,526      2,014,265
                                                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets .............................        (4,240)     1,625,209        154,491      2,270,214

NET ASSETS:
  Beginning of year ...................................................     1,915,949        290,740      2,403,288        133,074
                                                                          -----------    -----------    -----------    -----------
  End of year .........................................................   $ 1,911,709    $ 1,915,949    $ 2,557,779    $ 2,403,288
                                                                          -----------    -----------    -----------    -----------
                                                                          -----------    -----------    -----------    -----------


  The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K


                                                                                    EMERGING MARKETS        CONVERTIBLE SECURITIES
                                                                                       YEAR ENDED                YEAR ENDED
                                                                                      DECEMBER 31,               DECEMBER 31,
                                                                                 ----------------------    -----------------------
                                                                                    1999        1998         1999           1998
                                                                                 ---------    ---------    --------      ---------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..........................................     $ (2,878)   $     (802)   $    9,533    $     (305)
    Net realized gain (loss) ..............................................       58,805       (12,804)       (2,239)         (634)
    Net unrealized gain (loss) ............................................      134,668       (33,828)       19,115        (2,428)
                                                                                --------    ----------    ----------    ----------
    Net increase (decrease) in net assets from operations .................      190,595       (47,434)       26,409        (3,367)
                                                                                --------    ----------    ----------    ----------
 FROM CONTRACT TRANSACTIONS:
    Net purchase payments .................................................      179,259       157,103       137,502       352,459
    Withdrawals ...........................................................       (6,953)       (4,005)      (67,314)      (17,837)
    Contract benefits .....................................................            -             -             -       (42,033)
    Contract charges ......................................................         (163)           (3)         (103)          (35)
    Transfers between sub-accounts (including fixed account), net .........       74,926       (16,144)      (30,589)       (2,286)
    Other transfers from (to) the General Account .........................       24,753         1,998        24,584        38,440
    Net increase (decrease) in investment by Sponsor ......................            -            (9)            -             -
                                                                                --------    ----------    ----------    ----------
    Net increase (decrease) in net assets from contract  transactions .....      271,822       138,940        64,080       328,708
                                                                                --------    ----------    ----------    ----------
    Net increase (decrease) in net assets .................................      462,417        91,506        90,489       325,341

NET ASSETS:
  Beginning of year .......................................................       92,356           850       422,568        97,227
                                                                                --------    ----------    ----------    ----------
  End of year .............................................................     $554,773    $   92,356    $  513,057    $  422,568
                                                                                --------    ----------    ----------    ----------
                                                                                --------    ----------    ----------    ----------

                                                                     SOCIAL AWARENESS                    AGGRESSIVE
                                                                        YEAR ENDED            REIT         GROWTH      U.S. GROWTH
                                                                       DECEMBER 31,          PERIOD        PERIOD         PERIOD
                                                                -----------------------  FROM 8/20/99*  FROM 5/3/99*  FROM 11/16/99*
                                                                    1999         1998     TO 12/31/99   TO 12/31/99     TO 12/31/99
                                                                ----------   ----------  -------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .............................. $  (5,920)   $  (4,890)   $    (141)   $    (3,054)   $    (127)
    Net realized gain (loss) ..................................    23,438       (9,396)          (9)         8,792
    Net unrealized gain (loss) ................................    48,152       35,743       (1,160)       279,499        6,423
                                                                ---------    ---------    ---------    -----------    ---------
    Net increase (decrease) in net assets from operations .....    65,670       21,457       (1,310)       285,237        6,296
                                                                ---------    ---------    ---------    -----------    ---------
 FROM CONTRACT TRANSACTIONS:
    Net purchase payments .....................................   140,249      457,590       28,944         10,984            -
    Withdrawals ...............................................   (18,010)      (4,912)           -         (5,378)        (355)
    Contract benefits .........................................   (21,294)           -            -              -            -
    Contract charges ..........................................      (142)         (22)           -            (20)           -
    Transfers between sub-accounts (including fixed account),
       net ....................................................  (153,762)     (42,629)         309      1,382,384      247,254
    Other transfers from (to) the General Account .............    10,622       10,787            -        (90,557)           -
    Net increase (decrease) in investment by Sponsor ..........         -          (24)           -            (27)       2,000
                                                                ---------    ---------    ---------    -----------    ---------
    Net increase (decrease) in net assets from contract
       transactions ...........................................   (42,337)     420,790       29,253      1,297,386      248,899
                                                                ---------    ---------    ---------    -----------    ---------
    Net increase (decrease) in net assets .....................    23,333      442,247       27,943      1,582,623      255,195

NET ASSETS:
  Beginning of year ...........................................   571,202      128,955            -              -            -
                                                                ---------    ---------    ---------    -----------    ---------
  End of year ................................................. $ 594,535    $ 571,202    $  27,943    $ 1,582,623    $ 255,195
                                                                ---------    ---------    ---------    -----------    ---------
                                                                ---------    ---------    ---------    -----------    ---------


* Date of initial investment.


   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K, which funds the Delaware Medallion variable annuity contracts (the Delaware contracts) in addition to other contracts (the Allmerica Advantage and ExecAnnuity Plus variable annuity contracts), is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers eighteen Sub-Accounts under the Delaware contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Delaware Group Premium Fund (DGPF), managed by Delaware Management Company, or Delaware International Advisers Ltd. DGPF is an open-end, diversified management investment company registered under the 1940 Act.

     Effective May 1, 1999, Decatur Total Return Fund was renamed Growth and Income Fund and Delaware Fund was renamed Delaware Balanced Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of DGPF. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of DGPF at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Separate Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

                              SEPARATE ACCOUNT VA-K

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in DGPF at December 31, 1999 were as follows:

                                                   PORTFOLIO INFORMATION
                                   -------------------------------------------------------
                                                                              NET ASSET
                                      NUMBER OF            AGGREGATE            VALUE
   INVESTMENT PORTFOLIO                SHARES                 COST            PER SHARE
   --------------------            ---------------       ---------------    --------------


Growth & Income*..................         416,713       $   7,440,168       $    17.020
Delchester........................         554,181           4,769,645             7.420
Capital Reserves..................         125,768           1,227,382             9.360
Cash Reserve......................         311,313           3,113,134            10.000
DelCap............................         121,580           2,187,508            28.550
Delaware Balanced*................         139,362           2,467,885            17.340
International Equity..............          83,106           1,323,664            18.630
Small Cap Value...................          91,424           1,417,999            15.360
Trend.............................         133,306           2,891,968            33.660
Global Bond.......................           7,192              74,454             9.730
Strategic Income..................         197,899           2,053,220             9.660
Devon.............................         187,796           2,614,210            13.620
Emerging Markets..................          66,044             454,097             8.400
Convertible Securities............          44,652             494,825            11.490
Social Awareness..................          36,341             508,465            16.360
REIT..............................           3,223              29,103             8.670
Aggressive Growth.................         110,750           1,303,124            14.290
U. S. Growth......................          24,098             248,772            10.590

*Name changed.  See Note 1.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     A contract fee is currently deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less on contracts issued on Form A3019-94 and Form A3022-93 (Delaware Medallion I & II) and less than $50,000 on contracts issued on Form A3025-96 (Delaware Medallion
III). The fee is currently waived for the above contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of Allmerica Investments and to certain independent broker-dealers.

                              SEPARATE ACCOUNT VA-K

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                                        YEAR ENDED DECEMBER 31,
                                                    1999                                                1998
                               ------------------------------------------------    -----------------------------------------------
                                      UNITS                     AMOUNT                    UNITS                    AMOUNT
                               --------------------     -----------------------    --------------------    -----------------------
Growth & Income*
  Issuance of Units...........           1,409,110               $   3,198,360               2,680,164              $   5,914,222
  Redemption of Units.........          (1,599,773)                 (3,593,679)               (551,136)                (1,155,419)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....            (190,663)              $    (395,319)              2,129,028              $   4,758,803
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Delchester
  Issuance of Units...........           2,042,797               $   2,688,612               5,043,925              $   7,108,606
  Redemption of Units.........          (2,815,392)                 (3,713,867)             (2,469,663)                (3,481,994)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....            (772,595)             $   (1,025,255)              2,574,262              $   3,626,612
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Capital Reserves
  Issuance of Units...........             761,067                $    967,941               1,215,646             $    1,542,507
  Redemption of Units.........            (892,640)                 (1,130,187)               (433,955)                  (557,425)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....            (131,573)              $    (162,246)                781,691               $    985,082
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Cash Reserve
  Issuance of Units...........           5,120,948               $   6,099,027               4,450,736             $    5,109,401
  Redemption of Units.........          (4,166,078)                 (4,952,345)             (3,248,497)                (3,722,346)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....             954,870               $   1,146,682               1,202,239             $    1,387,055
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

DelCap
  Issuance of Units...........             707,027              $    1,559,337                 384,486               $    656,282
  Redemption of Units.........            (223,737)                   (521,971)               (102,901)                  (168,843)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....             483,290               $   1,037,366                 281,585               $    487,439
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Delaware Balanced*
  Issuance of Units...........             607,092              $    1,199,317                 763,840              $   1,453,838
  Redemption of Units.........            (387,918)                   (757,989)               (113,638)                  (238,393)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....             219,174                $    441,328                 650,202             $    1,215,445
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

International Equity
  Issuance of Units...........             538,825                $    848,836                 268,156               $    394,673
  Redemption of Units.........            (302,943)                   (454,479)               (169,418)                  (246,848)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....             235,882                $    394,357                  98,738              $     147,825
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Small Cap Value
  Issuance of Units...........             711,142              $    1,192,795                 540,420               $    988,214
  Redemption of Units.........            (619,326)                   (993,426)                (44,677)                   (93,622)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....              91,816                $    199,369                 495,743               $    894,592
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Trend
  Issuance of Units...........             942,814               $   2,701,540               1,421,182              $   2,626,819
  Redemption of Units.........            (773,397)                 (2,300,822)             (1,901,174)                (3,264,742)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)....             169,417                $    400,718                (479,992)             $    (637,923)
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------


* Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-K

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)


                                                                        YEAR ENDED DECEMBER 31,
                                                   1999                                                1998
                               ------------------------------------------------    -----------------------------------------------
                                      UNITS                     AMOUNT                    UNITS                    AMOUNT
                               --------------------     -----------------------    --------------------    -----------------------
Global Bond
  Issuance of Units   . . . .              141,216                $    136,784                  46,094               $     53,839
  Redemption of Units . . . .             (109,661)                    (98,935)                (21,340)                   (25,105)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease)  .               31,555                $     37,849                  24,754               $     28,734
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Strategic Income
  Issuance of Units  . . . .               617,030                $    669,157               1,762,649               $  1,875,968
  Redemption of Units. . . .              (533,672)                   (576,585)               (239,893)                  (255,494)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease) .                83,358                $     92,572               1,522,756               $  1,620,474
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Devon
  Issuance of Units  . . . .             1,293,851                $  1,832,033               1,598,494               $  2,221,232
  Redemption of Units  . . .              (980,535)                 (1,360,507)               (146,013)                  (206,967)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease) .               313,316                $    471,526               1,452,481               $  2,014,265
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Emerging Markets
  Issuance of Units  . . . .             1,918,546                $  1,110,189                 215,600               $    162,428
  Redemption of Units  . . .            (1,346,384)                   (838,367)                (32,671)                   (23,488)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease) .               572,162                $    271,822                 182,929               $    138,940
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Convertible Securities
  Issuance of Units  . . . .               227,308                $    261,127                 364,829               $    415,406
  Redemption of Units. . . .              (170,605)                   (197,047)                (73,901)                   (86,698)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease) .                56,703                $     64,080                 290,928               $    328,708
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Social Awareness
  Issuance of Units  . . . .               162,138                $    237,968                 402,874               $    557,588
  Redemption of Units  . . .              (187,808)                   (280,305)               (109,864)                  (136,798)
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease) .               (25,670)               $    (42,337)                293,010               $    420,790
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

REIT
  Issuance of Units  . . . .                29,253                $     29,253                       -               $          -
  Redemption of Units  . . .                     -                           -                       -                          -
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease) .                29,253                $     29,253                       -               $          -
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

Aggressive Growth
  Issuance of Units  . . . .             1,229,182                $  1,417,037                       -               $          -
  Redemption of Units. . . .              (111,285)                   (119,651)                      -                          -
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease) .             1,117,897                $  1,297,386                       -               $          -
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

U.S. Growth
  Issuance of Units  . . . .               241,748                $    249,254                       -               $          -
  Redemption of Units  . . .                  (350)                       (355)                      -                          -
                               --------------------     -----------------------    --------------------    -----------------------
   Net increase (decrease) .               241,398                $    248,899                       -               $          -
                               --------------------     -----------------------    --------------------    -----------------------
                               --------------------     -----------------------    --------------------    -----------------------

SEPARATE ACCOUNT VA-K
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 6 - DIVERSIFICATION REQUIREMENTS

      Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

       The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

       Cost of purchases and proceeds from sales of shares of DGPF by Separate Account VA-K during the year ended December 31, 1999 were as follows:


          INVESTMENT PORTFOLIO               PURCHASES                    SALES
          --------------------           -----------------            -------------
Growth & Income*. . . . . . . . .           $  2,927,416              $   2,678,523
Delchester. . . . . . . . . . . .              3,302,599                  3,884,551
Capital Reserves. . . . . . . . .                986,008                  1,092,833
Cash Reserve. . . . . . . . . . .              6,205,880                  4,980,845
DelCap. . . . . . . . . . . . . .              1,428,235                    348,619
Delaware Balanced*. . . . . . . .              1,219,996                    672,878
International Equity. . . . . . .                816,224                    416,873
Small Cap Value . . . . . . . . .              1,123,278                    920,388
Trend . . . . . . . . . . . . . .              2,977,010                  2,619,689
Global Bond . . . . . . . . . . .                158,435                    117,445
Strategic Income. . . . . . . . .                691,758                    515,446
Devon . . . . . . . . . . . . . .              1,679,457                  1,199,834
Emerging Markets. . . . . . . . .              1,079,276                    810,332
Convertible Securities. . . . . .                280,704                    207,091
Social Awareness. . . . . . . . .                228,366                    276,623
REIT. . . . . . . . . . . . . . .                 29,249                        137
Aggressive Growth . . . . . . . .              1,415,274                    120,942
U. S. Growth  . . . . . . . . . .                249,194                        422
                                         ---------------              -------------
                                            $ 26,798,359              $  20,863,471
                                         ---------------              -------------
                                         ---------------              -------------


* Name changed.  See Note 1.

                            PART C. OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS

    Financial Statements Included in Part A
    None

    Financial Statements Included in Part B

    Financial Statements for First Allmerica Financial Life Insurance Company and Financial Statements for Separate Account VA-K of First Allmerica Financial Life Insurance Company

    Financial Statements Included in Part C
    None

    (b) EXHIBITS

    EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

    EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the registrant NOT pursuant to a trust indenture or other such instrument.

    EXHIBIT 3   (a) Underwriting and Administrative Services Agreement was
                    previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                (b) Sales Agreements with Commission Schedule were previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and are incorporated by reference herein.

                (c) General Agent's Agreement was previously filed in
                    Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                (d) Career Agent Agreement was previously filed in
                    Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                (e) Registered Representative's Agreement was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

    EXHIBIT 4 Policy Form A was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein. Policy Form B was previously filed on March 1, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

    EXHIBIT 5 Application Form was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein. Application Form B was previously filed on March 1, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

    EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on October 12, 1995 in Post-Effective Amendment No. 4, and are incorporated by reference herein. Revised Bylaws were previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and are incorporated by reference herein.

    EXHIBIT 7    Not Applicable.

    EXHIBIT 8    (a) Fidelity Service Agreement was previously filed on
                     April 29, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

                 (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                 (c) Fidelity Service Contract was previously filed on May 1,
                     1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                 (d) BFDS Agreements for lockbox and mailroom services were previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and are incorporated by reference herein.

                 (e) Directors' Power of Attorney is filed herewith.

    EXHIBIT 9    Opinion of Counsel is filed herewith.

    EXHIBIT 10   Consent of Independent Accountants is filed herewith.

    EXHIBIT 11   None.

    EXHIBIT 12   None.

    EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 18, 1994 in a post-effective amendment, and is incorporated by reference herein.

    EXHIBIT 14   Not Applicable.

    EXHIBIT 15   (a) Form of Amendment to Delaware Participation Agreement
                     is filed herewith. Form of Participation Agreement with Delaware Group Premium Fund and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71054/811-8114, and are incorporated by reference herein.

                 (b) Form of Amendment to AIM Participation Agreement is filed
                     Form of herewith. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                 (c) Participation Agreement with Alger was previously filed in
                     April 2000 in Post-Effective Amendment No. 6 of Registration Statement No. 333-10285/811-7769, and is incorporated by reference herein.

                 (d) Form of Participation Agreement with Alliance is filed herewith.

                 (e) Form of Participation Agreement with Franklin Templeton is filed herewith.

                 (f) Form of Amendment to Pioneer Participation Agreement was
                     previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein. . Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 8 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

  NAME AND POSITION WITH COMPANY             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ------------------------------             ----------------------------------------------
  Bruce C. Anderson                    Director (since 1996), Vice President (since 1984) and Assistant
    Director and Vice President        Secretary (since 1992) of First Allmerica

  Warren E. Barnes                     Vice President (since 1996) and Corporate Controller (since 1998)
    Vice President and                 of First Allmerica
    Corporate Controller

  Mark R. Colborn                      Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President        Allmerica.

  Mary Eldridge                        Secretary (since 1999) of Allmerica Financial; Secretary (since
    Secretary                          1999) of Allmerica Investments, Inc.; and Secretary (since 1999) of
                                       Allmerica Financial Investment Management Services, Inc.

  J. Kendall Huber                     Director, Vice President and General Counsel of First Allmerica
    Director, Vice President and       (since 2000); Vice President (1999) of Promos Hotel Corporation;
    General Counsel                    Vice President & Deputy General Counsel (1998-1999) of Legg
                                       Mason, Inc.; Vice President and Deputy General Counsel (1995-
                                       1998) of USF&G Corporation.

  John P. Kavanaugh                    Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and       President (since 1991) of First Allmerica; Vice President (since
    Chief Investment Officer           1998) of Allmerica Financial Investment Management Services,
                                       Inc.; and President (since 1995) and Director (since 1996)
                                       of Allmerica Asset Management, Inc.

  J. Barry May                         Director (since 1996) of First Allmerica; Director and President
   Director                            (since 1996) of The Hanover Insurance Company; and Vice
                                       President (1993 to 1996) of The Hanover Insurance Company

  James R. McAuliffe                   Director (since 1996) of First Allmerica; Director (since 1992),
    Director                           President (since 1994) and Chief Executive Officer (since 1996) of
                                       Citizens Insurance Company of America

  Mark C. McGivney                     Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President and Treasurer       Allmerica; Associate, Investment Banking (1996 -1997) of
                                       Merrill Lynch & Co.; Associate, Investment Banking (1995) of
                                       Salomon Brothers, Inc.; Treasurer (since 2000) of Allmerica
                                       Investments, Inc., Allmerica Asset Management, Inc. and
                                       Allmerica Financial Investment Management Services, Inc.


  John F. O'Brien                      Director, President and Chief Executive Officer (since 1989) of First
    Director, President and Chief      Allmerica
    Executive Officer

  Edward J. Parry, III                 Director and Chief Financial Officer (since 1996), Vice President
    Director, Vice President,          (since 1993), and Treasurer (1993 - 2000) of First Allmerica
    Chief Financial Officer

  Richard M. Reilly                    Director (since 1996) and Vice President (since 1990) of First
    Director and Vice President        Allmerica; President (since 1995) of Allmerica Financial Life
                                       Insurance and Annuity Company; Director (since 1990) of
                                       Allmerica Investments, Inc.; and Director and President (since
                                       1998) of Allmerica Financial Investment Management Services,
                                       Inc.

  Robert P. Restrepo, Jr.              Director and Vice President (since 1998) of First Allmerica;
    Director and Vice President        Director (since 1998) of The Hanover Insurance Company; Chief
                                       Executive Officer (1996 to 1998) of Travelers Property & Casualty;
                                       Senior Vice President (1993 to 1996) of Aetna Life & Casualty
                                       Company

  Eric A. Simonsen                     Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President          Allmerica; Director (since 1991) of Allmerica Investments, Inc.; and
                                       Director (since 1991) of Allmerica Financial Investment
                                       Management Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

NAME                                              ADDRESS                         TYPE OF BUSINESS
----                                              -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth &  Income Fund, L.P                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653


Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency            200 Southbridge Parkway         Insurance Agency
Inc. of Alabama                                   Suite 400
                                                  Birmingham, AL 35209

Allmerica Investments Insurance Agency of         14211 Commerce Way              Insurance Agency
Florida, Inc.                                     Miami Lakes, FL 33016

Allmerica Investment Insurance Agency             1455 Lincoln Parkway            Insurance Agency


Inc. of Georgia                                   Suite 300
                                                  Atlanta, GA 30346

Allmerica Investment Insurance Agency             Barkley Bldg-Suite 105          Insurance Agency
Inc. of Kentucky                                  12700 Shelbyville Road
                                                  Louisiana, KY 40423

Allmerica Investments Insurance Agency            631 Lakeland East Drive         Insurance Agency
Inc. of Mississippi                               Flowood, MS 39208

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843


Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover Lloyd's Insurance       Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 29, 2000, there were 155 Contract holders of qualified Contracts and 473 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for and breach of the director's duty of loyalty to the Company or its policyholders;

     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
        Section 62;

     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

      - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

      - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate
         Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

      -  Allmerica Investment Trust

   (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
       440 Lincoln Street
       Worcester, Massachusetts 01653

        NAME                            POSITION OR OFFICE WITH UNDERWRITER
Margaret L. Abbott                   Vice President

Emil J. Aberizk, Jr                  Vice President

Edward T. Berger                     Vice President and Chief Compliance Officer

Michael J. Brodeur                   Vice President Operations

Mark R. Colborn                      Vice President

Claudia J. Eckels                    Vice President

Mary M. Eldridge                     Secretary/Clerk

Philip L. Heffernan                  Vice President

J. Kendall Huber                     Director


Mark C. McGivney                     Treasurer

William F. Monroe, Jr.               President, Director and Chief Executive
                                     Officer

David J. Mueller                     Vice President, Chief Financial Officer,
                                     Financial Operations Principal and
                                     Controller

Stephen Parker                       Vice President and Director

Richard M. Reilly                    Director and Chairman of the Board

Eric A. Simonsen                     Director

Mark G. Steinberg                    Senior Vice President

 (c) As indicated in Part B (Statement of Additional Information) in response to
     Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by
     Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).
     Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of April, 2000.

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                          By: /s/ Mary Eldridge
                              ------------------------------
                              Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                   Title                                 Date
----------                   -----                                 ----

/s/ Warren E. Barnes         Vice President and Corporate          April 3, 2000
-------------------------    Controller
Warren E. Barnes

Edward J. Parry*             Director, Vice President and Chief
-------------------------    Financial Officer

Richard M. Reilly*           Director and Vice President
-------------------------

John F. O'Brien*             Director, President and Chief
-------------------------    Executive Officer

Bruce C. Anderson*           Director and Vice President
-------------------------

Mark R. Colborn*             Director and Vice President
-------------------------

John P. Kavanaugh*           Director, Vice President and Chief
-------------------------    Investment Officer

J. Kendall Huber*            Director, Vice President and
-------------------------    General Counsel

J. Barry May*                Director
-------------------------

James R. McAuliffe*          Director
-------------------------

Robert P. Restrepo, Jr.*     Director and Vice President
-------------------------

Eric A. Simonsen*            Director and Vice President
-------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-71054)

                                  EXHIBIT TABLE

Exhibit 8(e)   Directors' Power of Attorney

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Accountants

Exhibit 15(a)  Form of Amendment to Delaware Participation Agreement

Exhibit 15(b)  Form of Amendment to AIM Participation Agreement

Exhibit 15(d)  Form of Alliance Participation Agreement

Exhibit 15(e)  Form of Franklin Templeton Participation Agreement